UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	2.19%
Actual		$ 1,000.00	$ 984.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.05	$ 11.03
Class T	2.44%
Actual		$ 1,000.00	$ 982.70	$ 12.09
HypotheticalA		$ 1,000.00	$ 1,012.80	$ 12.28
Class B	2.94%
Actual		$ 1,000.00	$ 979.50	$ 14.55
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
Class C	2.94%
Actual		$ 1,000.00	$ 981.00	$ 14.56
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
130/30 Large Cap	1.94%
Actual		$ 1,000.00	$ 985.30	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77
Institutional Class	1.94%
Actual		$ 1,000.00	$ 984.60	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.4
Amgen, Inc.	3.4	3.1
Community Health Systems, Inc.	3.0	0.5
Hewlett-Packard Co.	3.0	3.7
Visa, Inc. Class A	3.0	0.0
Cisco Systems, Inc.	3.0	1.5
Chevron Corp.	2.8	0.0*
Microsoft Corp.	2.7	1.9
Anheuser-Busch InBev SA NV	2.5	2.9
JPMorgan Chase & Co.	2.5	3.7
	30.3
Top Ten Short Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	(1.3)	0.0
IPC The Hospitalist Co., Inc.	(1.0)	0.0
Tiffany & Co., Inc.	(1.0)	0.0
Ultra Petroleum Corp.	(1.0)	0.0
Atmel Corp.	(1.0)	0.0
Netflix, Inc.	(0.9)	0.0
FormFactor, Inc.	(0.9)	(0.7)
Sysco Corp.	(0.9)	(1.0)
Annaly Capital Management, Inc.	(0.9)	0.0
Quality Systems, Inc.	(0.9)	0.0
	(9.8)
Market Sectors as of May 31, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	23.2	(6.0)	17.2
Financials	18.4	(5.0)	13.4
Consumer Discretionary	16.7	(4.3)	12.4
Consumer Staples	12.3	(0.9)	11.4
Energy	17.7	(6.5)	11.2
Industrials	10.6	(0.4)	10.2
Health Care	14.8	(4.9)	9.9
Materials	4.4	0.0	4.4
Utilities	4.9	(1.5)	3.4
Telecommunication Services	4.1	(1.0)	3.1
Market Sectors as of November 30, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	25.9	(8.2)	17.7
Financials	19.1	(4.3)	14.8
Consumer Staples	14.2	(1.0)	13.2
Health Care	14.0	(1.1)	12.9
Consumer Discretionary	16.4	(5.9)	10.5
Energy	13.0	(3.3)	9.7
Industrials	13.6	(5.0)	8.6
Utilities	5.6	0.0	5.6
Materials	6.3	(2.4)	3.9
Telecommunication Services	4.2	(0.5)	3.7
Equity Exposure (% of fund's net assets)
As of May 31, 2012†	As of November 30, 2011††
Long equity positions** 127.1%	Long equity positions** 132.3%
Short equity positions (30.5)%	Short equity positions (31.7)%
Net equity positions 96.6%	Net equity positions 100.6%
† Foreign investments 16.6%	†† Foreign investments 16.0%

* Amount represents less than 0.1%.

** Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 127.1%
	Shares	Value
COMMON STOCKS - 125.3%
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.6%
Delphi Automotive PLC	3,300	$ 95,799
Lear Corp.	5,300	211,205
		307,004
Automobiles - 1.0%
General Motors Co. (a)	8,200	182,040
Hotels, Restaurants & Leisure - 3.4%
Brinker International, Inc.	3,100	100,161
Cracker Barrel Old Country Store, Inc.	1,600	98,032
Icahn Enterprises LP rights (a)	10,900	0
Texas Roadhouse, Inc. Class A	5,400	98,172
Wyndham Worldwide Corp.	7,100	353,580
		649,945
Internet & Catalog Retail - 0.8%
Expedia, Inc.	3,200	146,848
Media - 2.5%
Carmike Cinemas, Inc. (a)	6,400	90,496
CBS Corp. Class B	6,000	191,520
The Walt Disney Co.	4,300	196,553
		478,569
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	2,100	97,650
Foot Locker, Inc.	3,100	98,394
Home Depot, Inc.	8,000	394,720
		590,764
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)	6,200	92,876
PVH Corp.	4,700	380,700
		473,576
TOTAL CONSUMER DISCRETIONARY		2,828,746
CONSUMER STAPLES - 12.3%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	7,100	480,384
SABMiller PLC	4,900	181,095
		661,479
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	8,600	$ 386,484
Safeway, Inc.	10,000	190,200
		576,684
Food Products - 1.1%
Kraft Foods, Inc. Class A	5,600	214,312
Household Products - 2.0%
Kimberly-Clark Corp.	4,900	388,815
Personal Products - 1.6%
Elizabeth Arden, Inc. (a)	6,000	206,760
Prestige Brands Holdings, Inc. (a)	6,370	87,460
		294,220
Tobacco - 1.1%
Imperial Tobacco Group PLC	5,605	202,768
TOTAL CONSUMER STAPLES		2,338,278
ENERGY - 17.7%
Energy Equipment & Services - 3.5%
Helix Energy Solutions Group, Inc. (a)	13,400	229,542
National Oilwell Varco, Inc.	5,300	353,775
Oil States International, Inc. (a)	1,300	86,541
		669,858
Oil, Gas & Consumable Fuels - 14.2%
Alon USA Energy, Inc.	12,000	101,640
Chevron Corp.	5,300	521,043
Delek US Holdings, Inc.	8,400	135,324
HollyFrontier Corp.	10,584	312,016
Marathon Oil Corp.	18,400	458,344
Marathon Petroleum Corp.	6,300	227,241
Murphy Oil Corp.	2,000	93,240
Tesoro Corp. (a)	12,200	269,864
Valero Energy Corp.	7,700	162,470
Western Refining, Inc.	11,500	222,410
Williams Companies, Inc.	6,100	186,233
		2,689,825
TOTAL ENERGY		3,359,683
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 18.4%
Commercial Banks - 6.6%
U.S. Bancorp	13,300	$ 413,763
Wells Fargo & Co.	26,200	839,711
		1,253,474
Consumer Finance - 2.5%
Capital One Financial Corp.	7,600	390,412
Discover Financial Services	2,800	92,708
		483,120
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	14,400	477,360
KKR Financial Holdings LLC	18,100	151,859
		629,219
Insurance - 4.3%
AFLAC, Inc.	2,400	96,192
Allied World Assurance Co. Holdings Ltd.	3,200	246,080
MetLife, Inc.	12,900	376,809
Montpelier Re Holdings Ltd.	4,700	98,136
		817,217
Real Estate Investment Trusts - 1.0%
Coresite Realty Corp.	3,900	93,015
LaSalle Hotel Properties (SBI)	3,400	93,772
		186,787
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	2,300	133,078
TOTAL FINANCIALS		3,502,895
HEALTH CARE - 14.8%
Biotechnology - 6.2%
Amgen, Inc.	9,400	653,488
PDL BioPharma, Inc.	33,400	216,766
Spectrum Pharmaceuticals, Inc. (a)	17,500	202,825
United Therapeutics Corp. (a)	2,200	97,328
		1,170,407
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	34,800	199,752
Covidien PLC	7,400	383,172
Integra LifeSciences Holdings Corp. (a)	2,800	99,428
		682,352
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	25,900	$ 570,059
Omnicare, Inc.	2,900	91,408
		661,467
Pharmaceuticals - 1.5%
Eli Lilly & Co.	5,100	208,845
Jazz Pharmaceuticals PLC (a)	2,000	86,400
		295,245
TOTAL HEALTH CARE		2,809,471
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
Textron, Inc.	14,900	352,087
Building Products - 0.5%
Owens Corning (a)	3,100	95,666
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	5,300	86,337
Machinery - 5.8%
Actuant Corp. Class A	4,000	104,680
AGCO Corp. (a)	2,400	96,504
Cummins, Inc.	1,800	174,510
Ingersoll-Rand PLC	2,500	103,275
Parker Hannifin Corp.	4,500	367,830
Terex Corp. (a)	5,100	84,813
Timken Co.	3,700	176,490
		1,108,102
Professional Services - 0.5%
Equifax, Inc.	2,200	99,374
Road & Rail - 1.4%
Con-way, Inc.	4,982	176,114
Hertz Global Holdings, Inc. (a)	7,200	97,992
		274,106
TOTAL INDUSTRIALS		2,015,672
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	37,700	$ 175,305
Cisco Systems, Inc.	34,100	556,853
		732,158
Computers & Peripherals - 5.1%
Apple, Inc. (a)	700	404,411
Hewlett-Packard Co.	25,000	567,000
		971,411
Electronic Equipment & Components - 3.7%
Flextronics International Ltd. (a)	36,800	236,256
Jabil Circuit, Inc.	18,400	351,992
Vishay Intertechnology, Inc. (a)	9,800	104,076
		692,324
Internet Software & Services - 0.3%
Facebook, Inc.:
Class A	700	20,741
Class B (a)(d)	1,558	41,547
		62,288
IT Services - 7.5%
Fidelity National Information Services, Inc.	3,000	98,340
Fiserv, Inc. (a)	1,400	94,402
MasterCard, Inc. Class A	900	365,859
Teradata Corp. (a)	1,400	93,072
TNS, Inc. (a)	6,300	112,644
Total System Services, Inc.	4,300	100,061
Visa, Inc. Class A	4,900	564,480
		1,428,858
Software - 2.7%
Microsoft Corp.	17,600	513,744
TOTAL INFORMATION TECHNOLOGY		4,400,783
MATERIALS - 4.4%
Chemicals - 3.0%
Ashland, Inc.	1,500	95,895
CF Industries Holdings, Inc.	2,200	376,112
W.R. Grace & Co. (a)	1,700	89,250
		561,257
Metals & Mining - 1.4%
Commercial Metals Co.	7,000	81,760
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	2,700	$ 96,552
Steel Dynamics, Inc.	8,300	87,482
		265,794
TOTAL MATERIALS		827,051
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
BT Group PLC	125,900	400,536
CenturyLink, Inc.	4,900	192,178
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	190,460
		783,174
UTILITIES - 4.9%
Electric Utilities - 2.7%
Edison International	4,300	193,328
NextEra Energy, Inc.	1,500	98,010
PNM Resources, Inc.	11,700	218,205
		509,543
Independent Power Producers & Energy Traders - 1.0%
The AES Corp. (a)	16,400	198,276
Multi-Utilities - 1.2%
CMS Energy Corp.	9,900	230,670
TOTAL UTILITIES		938,489
TOTAL COMMON STOCKS (Cost $24,348,715)		23,804,242
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG (Cost $370,790)	2,100	336,942
TOTAL LONG STOCK POSITIONS - 127.1% (Cost $24,719,505)		24,141,184
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $637,395)	637,395	$ 637,395
TOTAL INVESTMENT PORTFOLIO - 130.4% (Cost $25,356,900)		24,778,579
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		(5,796,422)
NET OTHER ASSETS (LIABILITIES) - 0.1%		17,337
NET ASSETS - 100%		$ 18,999,494
SHORT STOCK POSITIONS - (30.5)%
COMMON STOCKS - (30.5)%
CONSUMER DISCRETIONARY - (4.3)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,200)	(96,448)
Hotels, Restaurants & Leisure - (0.5)%
MGM Mirage, Inc.	(8,500)	(92,055)
Morgans Hotel Group Co.	(2,000)	(8,980)
		(101,035)
Internet & Catalog Retail - (1.0)%
Netflix, Inc.	(2,800)	(177,632)
Specialty Retail - (1.5)%
Tiffany & Co., Inc.	(3,400)	(188,326)
Williams-Sonoma, Inc.	(2,900)	(101,239)
		(289,565)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(52,200)	(156,078)
TOTAL CONSUMER DISCRETIONARY		(820,758)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - (0.9)%
Food & Staples Retailing - (0.9)%
Sysco Corp.	(6,100)	$ (170,251)
ENERGY - (6.5)%
Energy Equipment & Services - (0.5)%
Tidewater, Inc.	(2,100)	(94,668)
Oil, Gas & Consumable Fuels - (6.0)%
Arch Coal, Inc.	(19,900)	(126,166)
Carrizo Oil & Gas, Inc.	(5,800)	(128,238)
Comstock Resources, Inc.	(9,900)	(148,005)
CONSOL Energy, Inc.	(5,000)	(140,400)
FX Energy, Inc.	(23,100)	(112,497)
Northern Oil & Gas, Inc.	(5,500)	(98,615)
Penn Virginia Corp.	(17,000)	(95,540)
Rex Energy Corp.	(10,800)	(108,648)
Ultra Petroleum Corp.	(9,900)	(183,348)
		(1,141,457)
TOTAL ENERGY		(1,236,125)
FINANCIALS - (5.0)%
Capital Markets - (0.5)%
Eaton Vance Corp. (non-vtg.)	(4,000)	(97,360)
Commercial Banks - (1.3)%
Valley National Bancorp	(13,060)	(146,141)
Westamerica Bancorp.	(2,100)	(93,891)
		(240,032)
Real Estate Investment Trusts - (1.4)%
Annaly Capital Management, Inc.	(10,200)	(169,524)
Plum Creek Timber Co., Inc.	(2,800)	(102,200)
		(271,724)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - (1.8)%
Astoria Financial Corp.	(28,100)	$ (252,619)
New York Community Bancorp, Inc.	(7,800)	(96,330)
		(348,949)
TOTAL FINANCIALS		(958,065)
HEALTH CARE - (4.9)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(47,600)
Sangamo Biosciences, Inc.	(27,600)	(122,544)
Verastem, Inc.	(10,000)	(100,400)
		(270,544)
Health Care Providers & Services - (1.0)%
IPC The Hospitalist Co., Inc.	(5,500)	(192,445)
Health Care Technology - (2.1)%
Cerner Corp.	(1,200)	(93,552)
Computer Programs & Systems, Inc.	(2,500)	(136,000)
Quality Systems, Inc.	(5,700)	(163,077)
		(392,629)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(77,366)
TOTAL HEALTH CARE		(932,984)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - (0.4)%
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(2,200)	$ (84,150)
INFORMATION TECHNOLOGY - (6.0)%
Communications Equipment - (0.8)%
JDS Uniphase Corp.	(15,100)	(153,265)
Electronic Equipment & Components - (0.8)%
IPG Photonics Corp.	(3,600)	(154,080)
Internet Software & Services - (0.5)%
WebMD Health Corp.	(3,900)	(89,817)
Semiconductors & Semiconductor Equipment - (3.4)%
Atmel Corp.	(26,100)	(182,700)
FormFactor, Inc.	(28,700)	(171,913)
Microchip Technology, Inc.	(2,900)	(89,958)
Omnivision Technologies, Inc.	(6,200)	(100,316)
Rubicon Technology, Inc.	(10,700)	(94,374)
		(639,261)
Software - (0.5)%
Rovi Corp.	(3,700)	(90,391)
TOTAL INFORMATION TECHNOLOGY		(1,126,814)
TELECOMMUNICATION SERVICES - (1.0)%
Diversified Telecommunication Services - (0.5)%
Level 3 Communications, Inc.	(4,100)	(87,043)
Wireless Telecommunication Services - (0.5)%
Crown Castle International Corp.	(1,800)	(98,280)
TOTAL TELECOMMUNICATION SERVICES		(185,323)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - (1.5)%
Electric Utilities - (0.5)%
Exelon Corp.	(2,600)	$ (96,148)
Gas Utilities - (0.5)%
UGI Corp.	(3,300)	(94,644)
Independent Power Producers & Energy Traders - (0.5)%
GenOn Energy, Inc.	(53,000)	(91,160)
TOTAL UTILITIES		(281,952)
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		$ (5,796,422)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $17,888,509, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,547 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 272
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,165,688	$ 2,828,746	$ 336,942	$ -
Consumer Staples	2,338,278	1,474,031	864,247	-
Energy	3,359,683	3,359,683	-	-
Financials	3,502,895	3,502,895	-	-
Health Care	2,809,471	2,809,471	-	-
Industrials	2,015,672	2,015,672	-	-
Information Technology	4,400,783	4,359,236	41,547	-
Materials	827,051	827,051	-	-
Telecommunication Services	783,174	382,638	400,536	-
Utilities	938,489	938,489	-	-
Money Market Funds	637,395	637,395	-	-
Short Positions	(5,796,422)	(5,796,422)	-	-
Total Investments in Securities:	$ 18,982,157	$ 17,338,885	$ 1,643,272	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 38,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(38,950)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.4%
United Kingdom	4.2%
Ireland	2.9%
Belgium	2.5%
Germany	1.8%
Switzerland	1.3%
Singapore	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,719,505)	$ 24,141,184
Fidelity Central Funds (cost $637,395)	637,395
Total Investments (cost $25,356,900)		$ 24,778,579
Cash		3,242
Receivable for investments sold		1,277,985
Receivable for fund shares sold		36,903
Dividends receivable		55,600
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		12
Receivable from investment adviser for expense reductions		3,725
Total assets		26,156,120

Liabilities
Payable for investments purchased	$ 1,223,274
Securities sold short at value (proceeds $6,405,041)	5,796,422
Dividend expense payable on securities sold short	5,373
Payable for fund shares redeemed	74,660
Accrued management fee	9,073
Distribution and service plan fees payable	1,678
Other affiliated payables	6,006
Other payables and accrued expenses	40,140
Total liabilities		7,156,626

Net Assets		$ 18,999,494
Net Assets consist of:
Paid in capital		$ 87,584,346
Undistributed net investment income		81,392
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,695,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,560
Net Assets		$ 18,999,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,522,522 ÷ 222,386 shares)	$ 6.85

Maximum offering price per share (100/94.25 of $6.85)	$ 7.27
Class T: Net Asset Value and redemption price per share ($852,910 ÷ 125,455 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($227,707 ÷ 33,994 shares)A	$ 6.70

Class C: Net Asset Value and offering price per share ($931,971 ÷ 139,175 shares)A	$ 6.70

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($15,405,933 ÷ 2,242,393 shares)	$ 6.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,451 ÷ 8,528 shares)	$ 6.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 297,732
Income from Fidelity Central Funds		272
Total income		298,004

Expenses
Management fee Basic fee	$ 92,240
Performance adjustment	(33,450)
Transfer agent fees	32,940
Distribution and service plan fees	10,480
Accounting fees and expenses	5,291
Custodian fees and expenses	16,477
Independent trustees' compensation	69
Registration fees	68,940
Audit	34,254
Legal	29
Interest	21,024
Dividend expenses for securities sold short	47,387
Miscellaneous	117
Total expenses before reductions	295,798
Expense reductions	(79,186)	216,612
Net investment income (loss)		81,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,523
Foreign currency transactions	(1,078)
Securities Sold Short	(680,001)
Total net realized gain (loss)		170,444
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,552)
Assets and liabilities in foreign currencies	(430)
Total change in net unrealized appreciation (depreciation)		(389,982)
Net gain (loss)		(219,538)
Net increase (decrease) in net assets resulting from operations		$ (138,146)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,392	$ (48,037)
Net realized gain (loss)	170,444	3,057,111
Change in net unrealized appreciation (depreciation)	(389,982)	(2,429,279)
Net increase (decrease) in net assets resulting from operations	(138,146)	579,795
Distributions to shareholders from net realized gain	(19,061)	-
Share transactions - net increase (decrease)	(3,758,880)	(4,332,753)
Total increase (decrease) in net assets	(3,916,087)	(3,752,958)

Net Assets
Beginning of period	22,915,581	26,668,539
End of period (including undistributed net investment income of $81,392 and undistributed net investment income of $0, respectively)	$ 18,999,494	$ 22,915,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2012 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (138,146)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	386,142
Change in dividends receivable and distributions receivable from Fidelity Central Funds	7,224
Change in prepaid expenses	75
Change in receivable from investment advisor for expense reductions	(3,725)
Change in payable for investments purchased	(946,668)
Change in dividend expense payable on securities sold short	2,428
Change in other payables and accrued expenses	(21,847)
Purchases of long term investments	(35,484,071)
Proceeds from sale of long term investments	42,037,916
Purchases of and proceeds from short term investments - net	(247,629)
Net cash from return of capital distributions	7,090
Purchases of covers for securities sold short	(11,148,400)
Proceeds from securities sold short	9,090,822
Net realized gain on investments, foreign currency transactions and securities sold short	(170,444)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	389,982

Net cash provided by operating activities	3,760,749
Cash flows from financing activities:
Proceeds from sales of shares	2,743,112
Distributions to shareholders net of reinvestments	(972)
Cost of shares redeemed	(6,502,463)
Change in accrued broker fees on securities borrowed	590
Net cash used in financing activities	(3,759,733)

Net increase in cash and cash equivalents	1,016
Cash and foreign currency, beginning of period	2,226
Cash and foreign currency, end of period	$ 3,242
(Cash paid during the period for interest $20,434)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	(.13)	.16	.40	.10	(3.62)
Total from investment operations	(.11)	.14	.37	.13	(3.62)
Distributions from net investment income	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 6.85	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B,C,D	(1.58)%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.91% A	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19% A	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	.61% A	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,523	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	(.13)	.16	.41	.10	(3.62)
Total from investment operations	(.12)	.12	.36	.11	(3.63)
Distributions from net investment income	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B,C,D	(1.73)%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.16% A	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44% A	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.52% A	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	.36% A	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 853	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.61)
Total from investment operations	(.14)	.09	.32	.08	(3.65)
Net asset value, end of period	$ 6.70	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B,C,D	(2.05)%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.67% A	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94% A	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.03% A	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.15)% A	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.12)	.17	.40	.09	(3.61)
Total from investment operations	(.13)	.09	.32	.07	(3.65)
Net asset value, end of period	$ 6.70	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B,C,D	(1.90)%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.64% A	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94% A	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.00% A	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28% A	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.14)% A	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 932	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.62)
Total from investment operations	(.10)	.16	.38	.14	(3.60)
Distributions from net investment income	-	-	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	(.01)	-	-
Total distributions	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 6.87	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B,C	(1.47)%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.66% A	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.02% A	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.86% A	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,406	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.14)	.18	.41	.09	(3.62)
Total from investment operations	(.11)	.17	.40	.14	(3.60)
Distributions from net investment income	-	-	(.08)	(.04)	-
Distributions from net realized gain	(.02)	-	(.01)	-	-
Total distributions	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 6.85	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B,C	(1.54)%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.64% A	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.00% A	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.85% A	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 990,371
Gross unrealized depreciation	(1,678,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ (688,219)
Tax cost	$ 25,466,798

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (13,938,461)
2017	(54,796,489)
Total capital loss carryforward	$ (68,734,950)

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $35,484,071 and $42,037,916, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,090,822 and $11,148,400 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,058	$ 9
Class T	.25%	.25%	2,575	10
Class B	.75%	.25%	1,315	987
Class C	.75%	.25%	4,532	1,115
			$ 10,480	$ 2,121

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 642
Class T	251
Class B*	1,560
Class C*	106
$ 2,559

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,496.30
Class T	1,719.34
Class B	394.30
Class C	1,367.30
130/30 Large Cap	26,849.31
Institutional Class	115.30
	$ 32,940

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,196 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,891
Class T	1.80%	3,707
Class B	2.30%	949
Class C	2.30%	3,178
130/30 Large Cap	1.30%	63,143
Institutional Class	1.30%	267
		$ 77,135

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,051 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
130/30 Large Cap	18,728	-
Institutional Class	333	-
Total	$ 19,061	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	24,700	199,158	$ 180,971	$ 1,534,399
Shares redeemed	(37,783)	(174,924)	(275,063)	(1,292,685)
Net increase (decrease)	(13,083)	24,234	$ (94,092)	$ 241,714
Class T
Shares sold	15,195	142,627	$ 109,297	$ 1,085,983
Shares redeemed	(57,593)	(96,147)	(425,849)	(665,488)
Net increase (decrease)	(42,398)	46,480	$ (316,552)	$ 420,495
Class B
Shares sold	2,883	4,146	$ 20,636	$ 28,364
Shares redeemed	(9,582)	(24,304)	(69,375)	(168,493)
Net increase (decrease)	(6,699)	(20,158)	$ (48,739)	$ (140,129)
Class C
Shares sold	25,232	112,916	$ 180,414	$ 850,566
Shares redeemed	(11,967)	(81,994)	(83,882)	(568,719)
Net increase (decrease)	13,265	30,922	$ 96,532	$ 281,847
130/30 Large Cap
Shares sold	312,063	2,062,899	$ 2,258,301	$ 15,809,116
Reinvestment of distributions	2,618	-	17,777	-
Shares redeemed	(773,834)	(1,954,365)	(5,620,580)	(14,497,661)
Net increase (decrease)	(459,153)	108,534	$ (3,344,502)	$ 1,311,455
Institutional Class
Shares sold	1,084	8,011	$ 7,822	$ 62,450
Reinvestment of distributions	46	-	312	-
Shares redeemed	(8,246)	(824,313)	(59,661)	(6,510,585)
Net increase (decrease)	(7,116)	(816,302)	$ (51,527)	$ (6,448,135)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FLC-USAN-0712
1.859197.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
130/30 Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	2.19%
Actual		$ 1,000.00	$ 984.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.05	$ 11.03
Class T	2.44%
Actual		$ 1,000.00	$ 982.70	$ 12.09
HypotheticalA		$ 1,000.00	$ 1,012.80	$ 12.28
Class B	2.94%
Actual		$ 1,000.00	$ 979.50	$ 14.55
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
Class C	2.94%
Actual		$ 1,000.00	$ 981.00	$ 14.56
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
130/30 Large Cap	1.94%
Actual		$ 1,000.00	$ 985.30	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77
Institutional Class	1.94%
Actual		$ 1,000.00	$ 984.60	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.4
Amgen, Inc.	3.4	3.1
Community Health Systems, Inc.	3.0	0.5
Hewlett-Packard Co.	3.0	3.7
Visa, Inc. Class A	3.0	0.0
Cisco Systems, Inc.	3.0	1.5
Chevron Corp.	2.8	0.0*
Microsoft Corp.	2.7	1.9
Anheuser-Busch InBev SA NV	2.5	2.9
JPMorgan Chase & Co.	2.5	3.7
	30.3
Top Ten Short Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	(1.3)	0.0
IPC The Hospitalist Co., Inc.	(1.0)	0.0
Tiffany & Co., Inc.	(1.0)	0.0
Ultra Petroleum Corp.	(1.0)	0.0
Atmel Corp.	(1.0)	0.0
Netflix, Inc.	(0.9)	0.0
FormFactor, Inc.	(0.9)	(0.7)
Sysco Corp.	(0.9)	(1.0)
Annaly Capital Management, Inc.	(0.9)	0.0
Quality Systems, Inc.	(0.9)	0.0
	(9.8)
Market Sectors as of May 31, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	23.2	(6.0)	17.2
Financials	18.4	(5.0)	13.4
Consumer Discretionary	16.7	(4.3)	12.4
Consumer Staples	12.3	(0.9)	11.4
Energy	17.7	(6.5)	11.2
Industrials	10.6	(0.4)	10.2
Health Care	14.8	(4.9)	9.9
Materials	4.4	0.0	4.4
Utilities	4.9	(1.5)	3.4
Telecommunication Services	4.1	(1.0)	3.1
Market Sectors as of November 30, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	25.9	(8.2)	17.7
Financials	19.1	(4.3)	14.8
Consumer Staples	14.2	(1.0)	13.2
Health Care	14.0	(1.1)	12.9
Consumer Discretionary	16.4	(5.9)	10.5
Energy	13.0	(3.3)	9.7
Industrials	13.6	(5.0)	8.6
Utilities	5.6	0.0	5.6
Materials	6.3	(2.4)	3.9
Telecommunication Services	4.2	(0.5)	3.7
Equity Exposure (% of fund's net assets)
As of May 31, 2012†	As of November 30, 2011††
Long equity positions** 127.1%	Long equity positions** 132.3%
Short equity positions (30.5)%	Short equity positions (31.7)%
Net equity positions 96.6%	Net equity positions 100.6%
† Foreign investments 16.6%	†† Foreign investments 16.0%

* Amount represents less than 0.1%.

** Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 127.1%
	Shares	Value
COMMON STOCKS - 125.3%
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.6%
Delphi Automotive PLC	3,300	$ 95,799
Lear Corp.	5,300	211,205
		307,004
Automobiles - 1.0%
General Motors Co. (a)	8,200	182,040
Hotels, Restaurants & Leisure - 3.4%
Brinker International, Inc.	3,100	100,161
Cracker Barrel Old Country Store, Inc.	1,600	98,032
Icahn Enterprises LP rights (a)	10,900	0
Texas Roadhouse, Inc. Class A	5,400	98,172
Wyndham Worldwide Corp.	7,100	353,580
		649,945
Internet & Catalog Retail - 0.8%
Expedia, Inc.	3,200	146,848
Media - 2.5%
Carmike Cinemas, Inc. (a)	6,400	90,496
CBS Corp. Class B	6,000	191,520
The Walt Disney Co.	4,300	196,553
		478,569
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	2,100	97,650
Foot Locker, Inc.	3,100	98,394
Home Depot, Inc.	8,000	394,720
		590,764
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)	6,200	92,876
PVH Corp.	4,700	380,700
		473,576
TOTAL CONSUMER DISCRETIONARY		2,828,746
CONSUMER STAPLES - 12.3%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	7,100	480,384
SABMiller PLC	4,900	181,095
		661,479
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	8,600	$ 386,484
Safeway, Inc.	10,000	190,200
		576,684
Food Products - 1.1%
Kraft Foods, Inc. Class A	5,600	214,312
Household Products - 2.0%
Kimberly-Clark Corp.	4,900	388,815
Personal Products - 1.6%
Elizabeth Arden, Inc. (a)	6,000	206,760
Prestige Brands Holdings, Inc. (a)	6,370	87,460
		294,220
Tobacco - 1.1%
Imperial Tobacco Group PLC	5,605	202,768
TOTAL CONSUMER STAPLES		2,338,278
ENERGY - 17.7%
Energy Equipment & Services - 3.5%
Helix Energy Solutions Group, Inc. (a)	13,400	229,542
National Oilwell Varco, Inc.	5,300	353,775
Oil States International, Inc. (a)	1,300	86,541
		669,858
Oil, Gas & Consumable Fuels - 14.2%
Alon USA Energy, Inc.	12,000	101,640
Chevron Corp.	5,300	521,043
Delek US Holdings, Inc.	8,400	135,324
HollyFrontier Corp.	10,584	312,016
Marathon Oil Corp.	18,400	458,344
Marathon Petroleum Corp.	6,300	227,241
Murphy Oil Corp.	2,000	93,240
Tesoro Corp. (a)	12,200	269,864
Valero Energy Corp.	7,700	162,470
Western Refining, Inc.	11,500	222,410
Williams Companies, Inc.	6,100	186,233
		2,689,825
TOTAL ENERGY		3,359,683
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 18.4%
Commercial Banks - 6.6%
U.S. Bancorp	13,300	$ 413,763
Wells Fargo & Co.	26,200	839,711
		1,253,474
Consumer Finance - 2.5%
Capital One Financial Corp.	7,600	390,412
Discover Financial Services	2,800	92,708
		483,120
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	14,400	477,360
KKR Financial Holdings LLC	18,100	151,859
		629,219
Insurance - 4.3%
AFLAC, Inc.	2,400	96,192
Allied World Assurance Co. Holdings Ltd.	3,200	246,080
MetLife, Inc.	12,900	376,809
Montpelier Re Holdings Ltd.	4,700	98,136
		817,217
Real Estate Investment Trusts - 1.0%
Coresite Realty Corp.	3,900	93,015
LaSalle Hotel Properties (SBI)	3,400	93,772
		186,787
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	2,300	133,078
TOTAL FINANCIALS		3,502,895
HEALTH CARE - 14.8%
Biotechnology - 6.2%
Amgen, Inc.	9,400	653,488
PDL BioPharma, Inc.	33,400	216,766
Spectrum Pharmaceuticals, Inc. (a)	17,500	202,825
United Therapeutics Corp. (a)	2,200	97,328
		1,170,407
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	34,800	199,752
Covidien PLC	7,400	383,172
Integra LifeSciences Holdings Corp. (a)	2,800	99,428
		682,352
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	25,900	$ 570,059
Omnicare, Inc.	2,900	91,408
		661,467
Pharmaceuticals - 1.5%
Eli Lilly & Co.	5,100	208,845
Jazz Pharmaceuticals PLC (a)	2,000	86,400
		295,245
TOTAL HEALTH CARE		2,809,471
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
Textron, Inc.	14,900	352,087
Building Products - 0.5%
Owens Corning (a)	3,100	95,666
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	5,300	86,337
Machinery - 5.8%
Actuant Corp. Class A	4,000	104,680
AGCO Corp. (a)	2,400	96,504
Cummins, Inc.	1,800	174,510
Ingersoll-Rand PLC	2,500	103,275
Parker Hannifin Corp.	4,500	367,830
Terex Corp. (a)	5,100	84,813
Timken Co.	3,700	176,490
		1,108,102
Professional Services - 0.5%
Equifax, Inc.	2,200	99,374
Road & Rail - 1.4%
Con-way, Inc.	4,982	176,114
Hertz Global Holdings, Inc. (a)	7,200	97,992
		274,106
TOTAL INDUSTRIALS		2,015,672
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	37,700	$ 175,305
Cisco Systems, Inc.	34,100	556,853
		732,158
Computers & Peripherals - 5.1%
Apple, Inc. (a)	700	404,411
Hewlett-Packard Co.	25,000	567,000
		971,411
Electronic Equipment & Components - 3.7%
Flextronics International Ltd. (a)	36,800	236,256
Jabil Circuit, Inc.	18,400	351,992
Vishay Intertechnology, Inc. (a)	9,800	104,076
		692,324
Internet Software & Services - 0.3%
Facebook, Inc.:
Class A	700	20,741
Class B (a)(d)	1,558	41,547
		62,288
IT Services - 7.5%
Fidelity National Information Services, Inc.	3,000	98,340
Fiserv, Inc. (a)	1,400	94,402
MasterCard, Inc. Class A	900	365,859
Teradata Corp. (a)	1,400	93,072
TNS, Inc. (a)	6,300	112,644
Total System Services, Inc.	4,300	100,061
Visa, Inc. Class A	4,900	564,480
		1,428,858
Software - 2.7%
Microsoft Corp.	17,600	513,744
TOTAL INFORMATION TECHNOLOGY		4,400,783
MATERIALS - 4.4%
Chemicals - 3.0%
Ashland, Inc.	1,500	95,895
CF Industries Holdings, Inc.	2,200	376,112
W.R. Grace & Co. (a)	1,700	89,250
		561,257
Metals & Mining - 1.4%
Commercial Metals Co.	7,000	81,760
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	2,700	$ 96,552
Steel Dynamics, Inc.	8,300	87,482
		265,794
TOTAL MATERIALS		827,051
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
BT Group PLC	125,900	400,536
CenturyLink, Inc.	4,900	192,178
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	190,460
		783,174
UTILITIES - 4.9%
Electric Utilities - 2.7%
Edison International	4,300	193,328
NextEra Energy, Inc.	1,500	98,010
PNM Resources, Inc.	11,700	218,205
		509,543
Independent Power Producers & Energy Traders - 1.0%
The AES Corp. (a)	16,400	198,276
Multi-Utilities - 1.2%
CMS Energy Corp.	9,900	230,670
TOTAL UTILITIES		938,489
TOTAL COMMON STOCKS (Cost $24,348,715)		23,804,242
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG (Cost $370,790)	2,100	336,942
TOTAL LONG STOCK POSITIONS - 127.1% (Cost $24,719,505)		24,141,184
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $637,395)	637,395	$ 637,395
TOTAL INVESTMENT PORTFOLIO - 130.4% (Cost $25,356,900)		24,778,579
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		(5,796,422)
NET OTHER ASSETS (LIABILITIES) - 0.1%		17,337
NET ASSETS - 100%		$ 18,999,494
SHORT STOCK POSITIONS - (30.5)%
COMMON STOCKS - (30.5)%
CONSUMER DISCRETIONARY - (4.3)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,200)	(96,448)
Hotels, Restaurants & Leisure - (0.5)%
MGM Mirage, Inc.	(8,500)	(92,055)
Morgans Hotel Group Co.	(2,000)	(8,980)
		(101,035)
Internet & Catalog Retail - (1.0)%
Netflix, Inc.	(2,800)	(177,632)
Specialty Retail - (1.5)%
Tiffany & Co., Inc.	(3,400)	(188,326)
Williams-Sonoma, Inc.	(2,900)	(101,239)
		(289,565)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(52,200)	(156,078)
TOTAL CONSUMER DISCRETIONARY		(820,758)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - (0.9)%
Food & Staples Retailing - (0.9)%
Sysco Corp.	(6,100)	$ (170,251)
ENERGY - (6.5)%
Energy Equipment & Services - (0.5)%
Tidewater, Inc.	(2,100)	(94,668)
Oil, Gas & Consumable Fuels - (6.0)%
Arch Coal, Inc.	(19,900)	(126,166)
Carrizo Oil & Gas, Inc.	(5,800)	(128,238)
Comstock Resources, Inc.	(9,900)	(148,005)
CONSOL Energy, Inc.	(5,000)	(140,400)
FX Energy, Inc.	(23,100)	(112,497)
Northern Oil & Gas, Inc.	(5,500)	(98,615)
Penn Virginia Corp.	(17,000)	(95,540)
Rex Energy Corp.	(10,800)	(108,648)
Ultra Petroleum Corp.	(9,900)	(183,348)
		(1,141,457)
TOTAL ENERGY		(1,236,125)
FINANCIALS - (5.0)%
Capital Markets - (0.5)%
Eaton Vance Corp. (non-vtg.)	(4,000)	(97,360)
Commercial Banks - (1.3)%
Valley National Bancorp	(13,060)	(146,141)
Westamerica Bancorp.	(2,100)	(93,891)
		(240,032)
Real Estate Investment Trusts - (1.4)%
Annaly Capital Management, Inc.	(10,200)	(169,524)
Plum Creek Timber Co., Inc.	(2,800)	(102,200)
		(271,724)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - (1.8)%
Astoria Financial Corp.	(28,100)	$ (252,619)
New York Community Bancorp, Inc.	(7,800)	(96,330)
		(348,949)
TOTAL FINANCIALS		(958,065)
HEALTH CARE - (4.9)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(47,600)
Sangamo Biosciences, Inc.	(27,600)	(122,544)
Verastem, Inc.	(10,000)	(100,400)
		(270,544)
Health Care Providers & Services - (1.0)%
IPC The Hospitalist Co., Inc.	(5,500)	(192,445)
Health Care Technology - (2.1)%
Cerner Corp.	(1,200)	(93,552)
Computer Programs & Systems, Inc.	(2,500)	(136,000)
Quality Systems, Inc.	(5,700)	(163,077)
		(392,629)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(77,366)
TOTAL HEALTH CARE		(932,984)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - (0.4)%
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(2,200)	$ (84,150)
INFORMATION TECHNOLOGY - (6.0)%
Communications Equipment - (0.8)%
JDS Uniphase Corp.	(15,100)	(153,265)
Electronic Equipment & Components - (0.8)%
IPG Photonics Corp.	(3,600)	(154,080)
Internet Software & Services - (0.5)%
WebMD Health Corp.	(3,900)	(89,817)
Semiconductors & Semiconductor Equipment - (3.4)%
Atmel Corp.	(26,100)	(182,700)
FormFactor, Inc.	(28,700)	(171,913)
Microchip Technology, Inc.	(2,900)	(89,958)
Omnivision Technologies, Inc.	(6,200)	(100,316)
Rubicon Technology, Inc.	(10,700)	(94,374)
		(639,261)
Software - (0.5)%
Rovi Corp.	(3,700)	(90,391)
TOTAL INFORMATION TECHNOLOGY		(1,126,814)
TELECOMMUNICATION SERVICES - (1.0)%
Diversified Telecommunication Services - (0.5)%
Level 3 Communications, Inc.	(4,100)	(87,043)
Wireless Telecommunication Services - (0.5)%
Crown Castle International Corp.	(1,800)	(98,280)
TOTAL TELECOMMUNICATION SERVICES		(185,323)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - (1.5)%
Electric Utilities - (0.5)%
Exelon Corp.	(2,600)	$ (96,148)
Gas Utilities - (0.5)%
UGI Corp.	(3,300)	(94,644)
Independent Power Producers & Energy Traders - (0.5)%
GenOn Energy, Inc.	(53,000)	(91,160)
TOTAL UTILITIES		(281,952)
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		$ (5,796,422)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $17,888,509, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,547 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 272
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,165,688	$ 2,828,746	$ 336,942	$ -
Consumer Staples	2,338,278	1,474,031	864,247	-
Energy	3,359,683	3,359,683	-	-
Financials	3,502,895	3,502,895	-	-
Health Care	2,809,471	2,809,471	-	-
Industrials	2,015,672	2,015,672	-	-
Information Technology	4,400,783	4,359,236	41,547	-
Materials	827,051	827,051	-	-
Telecommunication Services	783,174	382,638	400,536	-
Utilities	938,489	938,489	-	-
Money Market Funds	637,395	637,395	-	-
Short Positions	(5,796,422)	(5,796,422)	-	-
Total Investments in Securities:	$ 18,982,157	$ 17,338,885	$ 1,643,272	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 38,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(38,950)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.4%
United Kingdom	4.2%
Ireland	2.9%
Belgium	2.5%
Germany	1.8%
Switzerland	1.3%
Singapore	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,719,505)	$ 24,141,184
Fidelity Central Funds (cost $637,395)	637,395
Total Investments (cost $25,356,900)		$ 24,778,579
Cash		3,242
Receivable for investments sold		1,277,985
Receivable for fund shares sold		36,903
Dividends receivable		55,600
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		12
Receivable from investment adviser for expense reductions		3,725
Total assets		26,156,120

Liabilities
Payable for investments purchased	$ 1,223,274
Securities sold short at value (proceeds $6,405,041)	5,796,422
Dividend expense payable on securities sold short	5,373
Payable for fund shares redeemed	74,660
Accrued management fee	9,073
Distribution and service plan fees payable	1,678
Other affiliated payables	6,006
Other payables and accrued expenses	40,140
Total liabilities		7,156,626

Net Assets		$ 18,999,494
Net Assets consist of:
Paid in capital		$ 87,584,346
Undistributed net investment income		81,392
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,695,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,560
Net Assets		$ 18,999,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,522,522 ÷ 222,386 shares)	$ 6.85

Maximum offering price per share (100/94.25 of $6.85)	$ 7.27
Class T: Net Asset Value and redemption price per share ($852,910 ÷ 125,455 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($227,707 ÷ 33,994 shares)A	$ 6.70

Class C: Net Asset Value and offering price per share ($931,971 ÷ 139,175 shares)A	$ 6.70

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($15,405,933 ÷ 2,242,393 shares)	$ 6.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,451 ÷ 8,528 shares)	$ 6.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 297,732
Income from Fidelity Central Funds		272
Total income		298,004

Expenses
Management fee Basic fee	$ 92,240
Performance adjustment	(33,450)
Transfer agent fees	32,940
Distribution and service plan fees	10,480
Accounting fees and expenses	5,291
Custodian fees and expenses	16,477
Independent trustees' compensation	69
Registration fees	68,940
Audit	34,254
Legal	29
Interest	21,024
Dividend expenses for securities sold short	47,387
Miscellaneous	117
Total expenses before reductions	295,798
Expense reductions	(79,186)	216,612
Net investment income (loss)		81,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,523
Foreign currency transactions	(1,078)
Securities Sold Short	(680,001)
Total net realized gain (loss)		170,444
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,552)
Assets and liabilities in foreign currencies	(430)
Total change in net unrealized appreciation (depreciation)		(389,982)
Net gain (loss)		(219,538)
Net increase (decrease) in net assets resulting from operations		$ (138,146)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,392	$ (48,037)
Net realized gain (loss)	170,444	3,057,111
Change in net unrealized appreciation (depreciation)	(389,982)	(2,429,279)
Net increase (decrease) in net assets resulting from operations	(138,146)	579,795
Distributions to shareholders from net realized gain	(19,061)	-
Share transactions - net increase (decrease)	(3,758,880)	(4,332,753)
Total increase (decrease) in net assets	(3,916,087)	(3,752,958)

Net Assets
Beginning of period	22,915,581	26,668,539
End of period (including undistributed net investment income of $81,392 and undistributed net investment income of $0, respectively)	$ 18,999,494	$ 22,915,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2012 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (138,146)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	386,142
Change in dividends receivable and distributions receivable from Fidelity Central Funds	7,224
Change in prepaid expenses	75
Change in receivable from investment advisor for expense reductions	(3,725)
Change in payable for investments purchased	(946,668)
Change in dividend expense payable on securities sold short	2,428
Change in other payables and accrued expenses	(21,847)
Purchases of long term investments	(35,484,071)
Proceeds from sale of long term investments	42,037,916
Purchases of and proceeds from short term investments - net	(247,629)
Net cash from return of capital distributions	7,090
Purchases of covers for securities sold short	(11,148,400)
Proceeds from securities sold short	9,090,822
Net realized gain on investments, foreign currency transactions and securities sold short	(170,444)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	389,982

Net cash provided by operating activities	3,760,749
Cash flows from financing activities:
Proceeds from sales of shares	2,743,112
Distributions to shareholders net of reinvestments	(972)
Cost of shares redeemed	(6,502,463)
Change in accrued broker fees on securities borrowed	590
Net cash used in financing activities	(3,759,733)

Net increase in cash and cash equivalents	1,016
Cash and foreign currency, beginning of period	2,226
Cash and foreign currency, end of period	$ 3,242
(Cash paid during the period for interest $20,434)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	(.13)	.16	.40	.10	(3.62)
Total from investment operations	(.11)	.14	.37	.13	(3.62)
Distributions from net investment income	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 6.85	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B,C,D	(1.58)%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.91% A	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19% A	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	.61% A	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,523	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	(.13)	.16	.41	.10	(3.62)
Total from investment operations	(.12)	.12	.36	.11	(3.63)
Distributions from net investment income	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B,C,D	(1.73)%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.16% A	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44% A	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.52% A	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	.36% A	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 853	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.61)
Total from investment operations	(.14)	.09	.32	.08	(3.65)
Net asset value, end of period	$ 6.70	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B,C,D	(2.05)%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.67% A	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94% A	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.03% A	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.15)% A	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.12)	.17	.40	.09	(3.61)
Total from investment operations	(.13)	.09	.32	.07	(3.65)
Net asset value, end of period	$ 6.70	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B,C,D	(1.90)%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.64% A	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94% A	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.00% A	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28% A	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.14)% A	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 932	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.62)
Total from investment operations	(.10)	.16	.38	.14	(3.60)
Distributions from net investment income	-	-	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	(.01)	-	-
Total distributions	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 6.87	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B,C	(1.47)%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.66% A	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.02% A	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.86% A	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,406	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.14)	.18	.41	.09	(3.62)
Total from investment operations	(.11)	.17	.40	.14	(3.60)
Distributions from net investment income	-	-	(.08)	(.04)	-
Distributions from net realized gain	(.02)	-	(.01)	-	-
Total distributions	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 6.85	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B,C	(1.54)%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.64% A	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.00% A	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.85% A	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 990,371
Gross unrealized depreciation	(1,678,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ (688,219)
Tax cost	$ 25,466,798

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (13,938,461)
2017	(54,796,489)
Total capital loss carryforward	$ (68,734,950)

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $35,484,071 and $42,037,916, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,090,822 and $11,148,400 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,058	$ 9
Class T	.25%	.25%	2,575	10
Class B	.75%	.25%	1,315	987
Class C	.75%	.25%	4,532	1,115
			$ 10,480	$ 2,121

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 642
Class T	251
Class B*	1,560
Class C*	106
$ 2,559

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,496.30
Class T	1,719.34
Class B	394.30
Class C	1,367.30
130/30 Large Cap	26,849.31
Institutional Class	115.30
	$ 32,940

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,196 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,891
Class T	1.80%	3,707
Class B	2.30%	949
Class C	2.30%	3,178
130/30 Large Cap	1.30%	63,143
Institutional Class	1.30%	267
		$ 77,135

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,051 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
130/30 Large Cap	18,728	-
Institutional Class	333	-
Total	$ 19,061	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	24,700	199,158	$ 180,971	$ 1,534,399
Shares redeemed	(37,783)	(174,924)	(275,063)	(1,292,685)
Net increase (decrease)	(13,083)	24,234	$ (94,092)	$ 241,714
Class T
Shares sold	15,195	142,627	$ 109,297	$ 1,085,983
Shares redeemed	(57,593)	(96,147)	(425,849)	(665,488)
Net increase (decrease)	(42,398)	46,480	$ (316,552)	$ 420,495
Class B
Shares sold	2,883	4,146	$ 20,636	$ 28,364
Shares redeemed	(9,582)	(24,304)	(69,375)	(168,493)
Net increase (decrease)	(6,699)	(20,158)	$ (48,739)	$ (140,129)
Class C
Shares sold	25,232	112,916	$ 180,414	$ 850,566
Shares redeemed	(11,967)	(81,994)	(83,882)	(568,719)
Net increase (decrease)	13,265	30,922	$ 96,532	$ 281,847
130/30 Large Cap
Shares sold	312,063	2,062,899	$ 2,258,301	$ 15,809,116
Reinvestment of distributions	2,618	-	17,777	-
Shares redeemed	(773,834)	(1,954,365)	(5,620,580)	(14,497,661)
Net increase (decrease)	(459,153)	108,534	$ (3,344,502)	$ 1,311,455
Institutional Class
Shares sold	1,084	8,011	$ 7,822	$ 62,450
Reinvestment of distributions	46	-	312	-
Shares redeemed	(8,246)	(824,313)	(59,661)	(6,510,585)
Net increase (decrease)	(7,116)	(816,302)	$ (51,527)	$ (6,448,135)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-USAN-0712
1.859219.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
130/30 Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	2.19%
Actual		$ 1,000.00	$ 984.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.05	$ 11.03
Class T	2.44%
Actual		$ 1,000.00	$ 982.70	$ 12.09
HypotheticalA		$ 1,000.00	$ 1,012.80	$ 12.28
Class B	2.94%
Actual		$ 1,000.00	$ 979.50	$ 14.55
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
Class C	2.94%
Actual		$ 1,000.00	$ 981.00	$ 14.56
HypotheticalA		$ 1,000.00	$ 1,010.30	$ 14.78
130/30 Large Cap	1.94%
Actual		$ 1,000.00	$ 985.30	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77
Institutional Class	1.94%
Actual		$ 1,000.00	$ 984.60	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.30	$ 9.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.4
Amgen, Inc.	3.4	3.1
Community Health Systems, Inc.	3.0	0.5
Hewlett-Packard Co.	3.0	3.7
Visa, Inc. Class A	3.0	0.0
Cisco Systems, Inc.	3.0	1.5
Chevron Corp.	2.8	0.0*
Microsoft Corp.	2.7	1.9
Anheuser-Busch InBev SA NV	2.5	2.9
JPMorgan Chase & Co.	2.5	3.7
	30.3
Top Ten Short Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	(1.3)	0.0
IPC The Hospitalist Co., Inc.	(1.0)	0.0
Tiffany & Co., Inc.	(1.0)	0.0
Ultra Petroleum Corp.	(1.0)	0.0
Atmel Corp.	(1.0)	0.0
Netflix, Inc.	(0.9)	0.0
FormFactor, Inc.	(0.9)	(0.7)
Sysco Corp.	(0.9)	(1.0)
Annaly Capital Management, Inc.	(0.9)	0.0
Quality Systems, Inc.	(0.9)	0.0
	(9.8)
Market Sectors as of May 31, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	23.2	(6.0)	17.2
Financials	18.4	(5.0)	13.4
Consumer Discretionary	16.7	(4.3)	12.4
Consumer Staples	12.3	(0.9)	11.4
Energy	17.7	(6.5)	11.2
Industrials	10.6	(0.4)	10.2
Health Care	14.8	(4.9)	9.9
Materials	4.4	0.0	4.4
Utilities	4.9	(1.5)	3.4
Telecommunication Services	4.1	(1.0)	3.1
Market Sectors as of November 30, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	25.9	(8.2)	17.7
Financials	19.1	(4.3)	14.8
Consumer Staples	14.2	(1.0)	13.2
Health Care	14.0	(1.1)	12.9
Consumer Discretionary	16.4	(5.9)	10.5
Energy	13.0	(3.3)	9.7
Industrials	13.6	(5.0)	8.6
Utilities	5.6	0.0	5.6
Materials	6.3	(2.4)	3.9
Telecommunication Services	4.2	(0.5)	3.7
Equity Exposure (% of fund's net assets)
As of May 31, 2012†	As of November 30, 2011††
Long equity positions** 127.1%	Long equity positions** 132.3%
Short equity positions (30.5)%	Short equity positions (31.7)%
Net equity positions 96.6%	Net equity positions 100.6%
† Foreign investments 16.6%	†† Foreign investments 16.0%

* Amount represents less than 0.1%.

** Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 127.1%
	Shares	Value
COMMON STOCKS - 125.3%
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.6%
Delphi Automotive PLC	3,300	$ 95,799
Lear Corp.	5,300	211,205
		307,004
Automobiles - 1.0%
General Motors Co. (a)	8,200	182,040
Hotels, Restaurants & Leisure - 3.4%
Brinker International, Inc.	3,100	100,161
Cracker Barrel Old Country Store, Inc.	1,600	98,032
Icahn Enterprises LP rights (a)	10,900	0
Texas Roadhouse, Inc. Class A	5,400	98,172
Wyndham Worldwide Corp.	7,100	353,580
		649,945
Internet & Catalog Retail - 0.8%
Expedia, Inc.	3,200	146,848
Media - 2.5%
Carmike Cinemas, Inc. (a)	6,400	90,496
CBS Corp. Class B	6,000	191,520
The Walt Disney Co.	4,300	196,553
		478,569
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	2,100	97,650
Foot Locker, Inc.	3,100	98,394
Home Depot, Inc.	8,000	394,720
		590,764
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)	6,200	92,876
PVH Corp.	4,700	380,700
		473,576
TOTAL CONSUMER DISCRETIONARY		2,828,746
CONSUMER STAPLES - 12.3%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	7,100	480,384
SABMiller PLC	4,900	181,095
		661,479
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	8,600	$ 386,484
Safeway, Inc.	10,000	190,200
		576,684
Food Products - 1.1%
Kraft Foods, Inc. Class A	5,600	214,312
Household Products - 2.0%
Kimberly-Clark Corp.	4,900	388,815
Personal Products - 1.6%
Elizabeth Arden, Inc. (a)	6,000	206,760
Prestige Brands Holdings, Inc. (a)	6,370	87,460
		294,220
Tobacco - 1.1%
Imperial Tobacco Group PLC	5,605	202,768
TOTAL CONSUMER STAPLES		2,338,278
ENERGY - 17.7%
Energy Equipment & Services - 3.5%
Helix Energy Solutions Group, Inc. (a)	13,400	229,542
National Oilwell Varco, Inc.	5,300	353,775
Oil States International, Inc. (a)	1,300	86,541
		669,858
Oil, Gas & Consumable Fuels - 14.2%
Alon USA Energy, Inc.	12,000	101,640
Chevron Corp.	5,300	521,043
Delek US Holdings, Inc.	8,400	135,324
HollyFrontier Corp.	10,584	312,016
Marathon Oil Corp.	18,400	458,344
Marathon Petroleum Corp.	6,300	227,241
Murphy Oil Corp.	2,000	93,240
Tesoro Corp. (a)	12,200	269,864
Valero Energy Corp.	7,700	162,470
Western Refining, Inc.	11,500	222,410
Williams Companies, Inc.	6,100	186,233
		2,689,825
TOTAL ENERGY		3,359,683
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 18.4%
Commercial Banks - 6.6%
U.S. Bancorp	13,300	$ 413,763
Wells Fargo & Co.	26,200	839,711
		1,253,474
Consumer Finance - 2.5%
Capital One Financial Corp.	7,600	390,412
Discover Financial Services	2,800	92,708
		483,120
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	14,400	477,360
KKR Financial Holdings LLC	18,100	151,859
		629,219
Insurance - 4.3%
AFLAC, Inc.	2,400	96,192
Allied World Assurance Co. Holdings Ltd.	3,200	246,080
MetLife, Inc.	12,900	376,809
Montpelier Re Holdings Ltd.	4,700	98,136
		817,217
Real Estate Investment Trusts - 1.0%
Coresite Realty Corp.	3,900	93,015
LaSalle Hotel Properties (SBI)	3,400	93,772
		186,787
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	2,300	133,078
TOTAL FINANCIALS		3,502,895
HEALTH CARE - 14.8%
Biotechnology - 6.2%
Amgen, Inc.	9,400	653,488
PDL BioPharma, Inc.	33,400	216,766
Spectrum Pharmaceuticals, Inc. (a)	17,500	202,825
United Therapeutics Corp. (a)	2,200	97,328
		1,170,407
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	34,800	199,752
Covidien PLC	7,400	383,172
Integra LifeSciences Holdings Corp. (a)	2,800	99,428
		682,352
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	25,900	$ 570,059
Omnicare, Inc.	2,900	91,408
		661,467
Pharmaceuticals - 1.5%
Eli Lilly & Co.	5,100	208,845
Jazz Pharmaceuticals PLC (a)	2,000	86,400
		295,245
TOTAL HEALTH CARE		2,809,471
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
Textron, Inc.	14,900	352,087
Building Products - 0.5%
Owens Corning (a)	3,100	95,666
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	5,300	86,337
Machinery - 5.8%
Actuant Corp. Class A	4,000	104,680
AGCO Corp. (a)	2,400	96,504
Cummins, Inc.	1,800	174,510
Ingersoll-Rand PLC	2,500	103,275
Parker Hannifin Corp.	4,500	367,830
Terex Corp. (a)	5,100	84,813
Timken Co.	3,700	176,490
		1,108,102
Professional Services - 0.5%
Equifax, Inc.	2,200	99,374
Road & Rail - 1.4%
Con-way, Inc.	4,982	176,114
Hertz Global Holdings, Inc. (a)	7,200	97,992
		274,106
TOTAL INDUSTRIALS		2,015,672
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	37,700	$ 175,305
Cisco Systems, Inc.	34,100	556,853
		732,158
Computers & Peripherals - 5.1%
Apple, Inc. (a)	700	404,411
Hewlett-Packard Co.	25,000	567,000
		971,411
Electronic Equipment & Components - 3.7%
Flextronics International Ltd. (a)	36,800	236,256
Jabil Circuit, Inc.	18,400	351,992
Vishay Intertechnology, Inc. (a)	9,800	104,076
		692,324
Internet Software & Services - 0.3%
Facebook, Inc.:
Class A	700	20,741
Class B (a)(d)	1,558	41,547
		62,288
IT Services - 7.5%
Fidelity National Information Services, Inc.	3,000	98,340
Fiserv, Inc. (a)	1,400	94,402
MasterCard, Inc. Class A	900	365,859
Teradata Corp. (a)	1,400	93,072
TNS, Inc. (a)	6,300	112,644
Total System Services, Inc.	4,300	100,061
Visa, Inc. Class A	4,900	564,480
		1,428,858
Software - 2.7%
Microsoft Corp.	17,600	513,744
TOTAL INFORMATION TECHNOLOGY		4,400,783
MATERIALS - 4.4%
Chemicals - 3.0%
Ashland, Inc.	1,500	95,895
CF Industries Holdings, Inc.	2,200	376,112
W.R. Grace & Co. (a)	1,700	89,250
		561,257
Metals & Mining - 1.4%
Commercial Metals Co.	7,000	81,760
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	2,700	$ 96,552
Steel Dynamics, Inc.	8,300	87,482
		265,794
TOTAL MATERIALS		827,051
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
BT Group PLC	125,900	400,536
CenturyLink, Inc.	4,900	192,178
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	190,460
		783,174
UTILITIES - 4.9%
Electric Utilities - 2.7%
Edison International	4,300	193,328
NextEra Energy, Inc.	1,500	98,010
PNM Resources, Inc.	11,700	218,205
		509,543
Independent Power Producers & Energy Traders - 1.0%
The AES Corp. (a)	16,400	198,276
Multi-Utilities - 1.2%
CMS Energy Corp.	9,900	230,670
TOTAL UTILITIES		938,489
TOTAL COMMON STOCKS (Cost $24,348,715)		23,804,242
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG (Cost $370,790)	2,100	336,942
TOTAL LONG STOCK POSITIONS - 127.1% (Cost $24,719,505)		24,141,184
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $637,395)	637,395	$ 637,395
TOTAL INVESTMENT PORTFOLIO - 130.4% (Cost $25,356,900)		24,778,579
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		(5,796,422)
NET OTHER ASSETS (LIABILITIES) - 0.1%		17,337
NET ASSETS - 100%		$ 18,999,494
SHORT STOCK POSITIONS - (30.5)%
COMMON STOCKS - (30.5)%
CONSUMER DISCRETIONARY - (4.3)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,200)	(96,448)
Hotels, Restaurants & Leisure - (0.5)%
MGM Mirage, Inc.	(8,500)	(92,055)
Morgans Hotel Group Co.	(2,000)	(8,980)
		(101,035)
Internet & Catalog Retail - (1.0)%
Netflix, Inc.	(2,800)	(177,632)
Specialty Retail - (1.5)%
Tiffany & Co., Inc.	(3,400)	(188,326)
Williams-Sonoma, Inc.	(2,900)	(101,239)
		(289,565)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(52,200)	(156,078)
TOTAL CONSUMER DISCRETIONARY		(820,758)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - (0.9)%
Food & Staples Retailing - (0.9)%
Sysco Corp.	(6,100)	$ (170,251)
ENERGY - (6.5)%
Energy Equipment & Services - (0.5)%
Tidewater, Inc.	(2,100)	(94,668)
Oil, Gas & Consumable Fuels - (6.0)%
Arch Coal, Inc.	(19,900)	(126,166)
Carrizo Oil & Gas, Inc.	(5,800)	(128,238)
Comstock Resources, Inc.	(9,900)	(148,005)
CONSOL Energy, Inc.	(5,000)	(140,400)
FX Energy, Inc.	(23,100)	(112,497)
Northern Oil & Gas, Inc.	(5,500)	(98,615)
Penn Virginia Corp.	(17,000)	(95,540)
Rex Energy Corp.	(10,800)	(108,648)
Ultra Petroleum Corp.	(9,900)	(183,348)
		(1,141,457)
TOTAL ENERGY		(1,236,125)
FINANCIALS - (5.0)%
Capital Markets - (0.5)%
Eaton Vance Corp. (non-vtg.)	(4,000)	(97,360)
Commercial Banks - (1.3)%
Valley National Bancorp	(13,060)	(146,141)
Westamerica Bancorp.	(2,100)	(93,891)
		(240,032)
Real Estate Investment Trusts - (1.4)%
Annaly Capital Management, Inc.	(10,200)	(169,524)
Plum Creek Timber Co., Inc.	(2,800)	(102,200)
		(271,724)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - (1.8)%
Astoria Financial Corp.	(28,100)	$ (252,619)
New York Community Bancorp, Inc.	(7,800)	(96,330)
		(348,949)
TOTAL FINANCIALS		(958,065)
HEALTH CARE - (4.9)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(47,600)
Sangamo Biosciences, Inc.	(27,600)	(122,544)
Verastem, Inc.	(10,000)	(100,400)
		(270,544)
Health Care Providers & Services - (1.0)%
IPC The Hospitalist Co., Inc.	(5,500)	(192,445)
Health Care Technology - (2.1)%
Cerner Corp.	(1,200)	(93,552)
Computer Programs & Systems, Inc.	(2,500)	(136,000)
Quality Systems, Inc.	(5,700)	(163,077)
		(392,629)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(77,366)
TOTAL HEALTH CARE		(932,984)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - (0.4)%
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(2,200)	$ (84,150)
INFORMATION TECHNOLOGY - (6.0)%
Communications Equipment - (0.8)%
JDS Uniphase Corp.	(15,100)	(153,265)
Electronic Equipment & Components - (0.8)%
IPG Photonics Corp.	(3,600)	(154,080)
Internet Software & Services - (0.5)%
WebMD Health Corp.	(3,900)	(89,817)
Semiconductors & Semiconductor Equipment - (3.4)%
Atmel Corp.	(26,100)	(182,700)
FormFactor, Inc.	(28,700)	(171,913)
Microchip Technology, Inc.	(2,900)	(89,958)
Omnivision Technologies, Inc.	(6,200)	(100,316)
Rubicon Technology, Inc.	(10,700)	(94,374)
		(639,261)
Software - (0.5)%
Rovi Corp.	(3,700)	(90,391)
TOTAL INFORMATION TECHNOLOGY		(1,126,814)
TELECOMMUNICATION SERVICES - (1.0)%
Diversified Telecommunication Services - (0.5)%
Level 3 Communications, Inc.	(4,100)	(87,043)
Wireless Telecommunication Services - (0.5)%
Crown Castle International Corp.	(1,800)	(98,280)
TOTAL TELECOMMUNICATION SERVICES		(185,323)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - (1.5)%
Electric Utilities - (0.5)%
Exelon Corp.	(2,600)	$ (96,148)
Gas Utilities - (0.5)%
UGI Corp.	(3,300)	(94,644)
Independent Power Producers & Energy Traders - (0.5)%
GenOn Energy, Inc.	(53,000)	(91,160)
TOTAL UTILITIES		(281,952)
TOTAL SHORT STOCK POSITIONS - (30.5)% (Proceeds $6,405,041)		$ (5,796,422)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $17,888,509, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,547 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 272
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,165,688	$ 2,828,746	$ 336,942	$ -
Consumer Staples	2,338,278	1,474,031	864,247	-
Energy	3,359,683	3,359,683	-	-
Financials	3,502,895	3,502,895	-	-
Health Care	2,809,471	2,809,471	-	-
Industrials	2,015,672	2,015,672	-	-
Information Technology	4,400,783	4,359,236	41,547	-
Materials	827,051	827,051	-	-
Telecommunication Services	783,174	382,638	400,536	-
Utilities	938,489	938,489	-	-
Money Market Funds	637,395	637,395	-	-
Short Positions	(5,796,422)	(5,796,422)	-	-
Total Investments in Securities:	$ 18,982,157	$ 17,338,885	$ 1,643,272	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 38,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(38,950)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.4%
United Kingdom	4.2%
Ireland	2.9%
Belgium	2.5%
Germany	1.8%
Switzerland	1.3%
Singapore	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,719,505)	$ 24,141,184
Fidelity Central Funds (cost $637,395)	637,395
Total Investments (cost $25,356,900)		$ 24,778,579
Cash		3,242
Receivable for investments sold		1,277,985
Receivable for fund shares sold		36,903
Dividends receivable		55,600
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		12
Receivable from investment adviser for expense reductions		3,725
Total assets		26,156,120

Liabilities
Payable for investments purchased	$ 1,223,274
Securities sold short at value (proceeds $6,405,041)	5,796,422
Dividend expense payable on securities sold short	5,373
Payable for fund shares redeemed	74,660
Accrued management fee	9,073
Distribution and service plan fees payable	1,678
Other affiliated payables	6,006
Other payables and accrued expenses	40,140
Total liabilities		7,156,626

Net Assets		$ 18,999,494
Net Assets consist of:
Paid in capital		$ 87,584,346
Undistributed net investment income		81,392
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,695,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,560
Net Assets		$ 18,999,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,522,522 ÷ 222,386 shares)	$ 6.85

Maximum offering price per share (100/94.25 of $6.85)	$ 7.27
Class T: Net Asset Value and redemption price per share ($852,910 ÷ 125,455 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($227,707 ÷ 33,994 shares)A	$ 6.70

Class C: Net Asset Value and offering price per share ($931,971 ÷ 139,175 shares)A	$ 6.70

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($15,405,933 ÷ 2,242,393 shares)	$ 6.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,451 ÷ 8,528 shares)	$ 6.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 297,732
Income from Fidelity Central Funds		272
Total income		298,004

Expenses
Management fee Basic fee	$ 92,240
Performance adjustment	(33,450)
Transfer agent fees	32,940
Distribution and service plan fees	10,480
Accounting fees and expenses	5,291
Custodian fees and expenses	16,477
Independent trustees' compensation	69
Registration fees	68,940
Audit	34,254
Legal	29
Interest	21,024
Dividend expenses for securities sold short	47,387
Miscellaneous	117
Total expenses before reductions	295,798
Expense reductions	(79,186)	216,612
Net investment income (loss)		81,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	851,523
Foreign currency transactions	(1,078)
Securities Sold Short	(680,001)
Total net realized gain (loss)		170,444
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,552)
Assets and liabilities in foreign currencies	(430)
Total change in net unrealized appreciation (depreciation)		(389,982)
Net gain (loss)		(219,538)
Net increase (decrease) in net assets resulting from operations		$ (138,146)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,392	$ (48,037)
Net realized gain (loss)	170,444	3,057,111
Change in net unrealized appreciation (depreciation)	(389,982)	(2,429,279)
Net increase (decrease) in net assets resulting from operations	(138,146)	579,795
Distributions to shareholders from net realized gain	(19,061)	-
Share transactions - net increase (decrease)	(3,758,880)	(4,332,753)
Total increase (decrease) in net assets	(3,916,087)	(3,752,958)

Net Assets
Beginning of period	22,915,581	26,668,539
End of period (including undistributed net investment income of $81,392 and undistributed net investment income of $0, respectively)	$ 18,999,494	$ 22,915,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2012 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (138,146)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	386,142
Change in dividends receivable and distributions receivable from Fidelity Central Funds	7,224
Change in prepaid expenses	75
Change in receivable from investment advisor for expense reductions	(3,725)
Change in payable for investments purchased	(946,668)
Change in dividend expense payable on securities sold short	2,428
Change in other payables and accrued expenses	(21,847)
Purchases of long term investments	(35,484,071)
Proceeds from sale of long term investments	42,037,916
Purchases of and proceeds from short term investments - net	(247,629)
Net cash from return of capital distributions	7,090
Purchases of covers for securities sold short	(11,148,400)
Proceeds from securities sold short	9,090,822
Net realized gain on investments, foreign currency transactions and securities sold short	(170,444)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	389,982

Net cash provided by operating activities	3,760,749
Cash flows from financing activities:
Proceeds from sales of shares	2,743,112
Distributions to shareholders net of reinvestments	(972)
Cost of shares redeemed	(6,502,463)
Change in accrued broker fees on securities borrowed	590
Net cash used in financing activities	(3,759,733)

Net increase in cash and cash equivalents	1,016
Cash and foreign currency, beginning of period	2,226
Cash and foreign currency, end of period	$ 3,242
(Cash paid during the period for interest $20,434)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	(.13)	.16	.40	.10	(3.62)
Total from investment operations	(.11)	.14	.37	.13	(3.62)
Distributions from net investment income	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 6.85	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B,C,D	(1.58)%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.91% A	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19% A	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	.61% A	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,523	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	(.13)	.16	.41	.10	(3.62)
Total from investment operations	(.12)	.12	.36	.11	(3.63)
Distributions from net investment income	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B,C,D	(1.73)%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.16% A	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44% A	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.52% A	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	.36% A	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 853	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.61)
Total from investment operations	(.14)	.09	.32	.08	(3.65)
Net asset value, end of period	$ 6.70	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B,C,D	(2.05)%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.67% A	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94% A	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.03% A	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.15)% A	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.12)	.17	.40	.09	(3.61)
Total from investment operations	(.13)	.09	.32	.07	(3.65)
Net asset value, end of period	$ 6.70	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B,C,D	(1.90)%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.64% A	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94% A	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.00% A	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28% A	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.14)% A	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 932	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	(.13)	.17	.40	.10	(3.62)
Total from investment operations	(.10)	.16	.38	.14	(3.60)
Distributions from net investment income	-	-	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	(.01)	-	-
Total distributions	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 6.87	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B,C	(1.47)%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.66% A	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.02% A	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.86% A	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,406	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.14)	.18	.41	.09	(3.62)
Total from investment operations	(.11)	.17	.40	.14	(3.60)
Distributions from net investment income	-	-	(.08)	(.04)	-
Distributions from net realized gain	(.02)	-	(.01)	-	-
Total distributions	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 6.85	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B,C	(1.54)%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.64% A	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.00% A	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28% A	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.85% A	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	272% A	310%	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 990,371
Gross unrealized depreciation	(1,678,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ (688,219)
Tax cost	$ 25,466,798

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (13,938,461)
2017	(54,796,489)
Total capital loss carryforward	$ (68,734,950)

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $35,484,071 and $42,037,916, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,090,822 and $11,148,400 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,058	$ 9
Class T	.25%	.25%	2,575	10
Class B	.75%	.25%	1,315	987
Class C	.75%	.25%	4,532	1,115
			$ 10,480	$ 2,121

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 642
Class T	251
Class B*	1,560
Class C*	106
$ 2,559

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,496.30
Class T	1,719.34
Class B	394.30
Class C	1,367.30
130/30 Large Cap	26,849.31
Institutional Class	115.30
	$ 32,940

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,196 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,891
Class T	1.80%	3,707
Class B	2.30%	949
Class C	2.30%	3,178
130/30 Large Cap	1.30%	63,143
Institutional Class	1.30%	267
		$ 77,135

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,051 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
130/30 Large Cap	18,728	-
Institutional Class	333	-
Total	$ 19,061	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	24,700	199,158	$ 180,971	$ 1,534,399
Shares redeemed	(37,783)	(174,924)	(275,063)	(1,292,685)
Net increase (decrease)	(13,083)	24,234	$ (94,092)	$ 241,714
Class T
Shares sold	15,195	142,627	$ 109,297	$ 1,085,983
Shares redeemed	(57,593)	(96,147)	(425,849)	(665,488)
Net increase (decrease)	(42,398)	46,480	$ (316,552)	$ 420,495
Class B
Shares sold	2,883	4,146	$ 20,636	$ 28,364
Shares redeemed	(9,582)	(24,304)	(69,375)	(168,493)
Net increase (decrease)	(6,699)	(20,158)	$ (48,739)	$ (140,129)
Class C
Shares sold	25,232	112,916	$ 180,414	$ 850,566
Shares redeemed	(11,967)	(81,994)	(83,882)	(568,719)
Net increase (decrease)	13,265	30,922	$ 96,532	$ 281,847
130/30 Large Cap
Shares sold	312,063	2,062,899	$ 2,258,301	$ 15,809,116
Reinvestment of distributions	2,618	-	17,777	-
Shares redeemed	(773,834)	(1,954,365)	(5,620,580)	(14,497,661)
Net increase (decrease)	(459,153)	108,534	$ (3,344,502)	$ 1,311,455
Institutional Class
Shares sold	1,084	8,011	$ 7,822	$ 62,450
Reinvestment of distributions	46	-	312	-
Shares redeemed	(8,246)	(824,313)	(59,661)	(6,510,585)
Net increase (decrease)	(7,116)	(816,302)	$ (51,527)	$ (6,448,135)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-USAN-0712
1.859209.104

(Fidelity Investment logo)(registered trademark)

Fidelity®
Growth Strategies
Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Growth Strategies	.74%
Actual		$ 1,000.00	$ 1,001.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.30	$ 3.74
Class K	.49%
Actual		$ 1,000.00	$ 1,002.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.55	$ 2.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Growth Strategies Fund

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc.	1.4	1.3
Alexion Pharmaceuticals, Inc.	1.4	1.0
Ross Stores, Inc.	1.3	0.0
Bed Bath & Beyond, Inc.	1.3	0.0
VeriSign, Inc.	1.3	1.1
Discovery Communications, Inc.	1.2	1.0
Citrix Systems, Inc.	1.2	1.8
Dollar Tree, Inc.	1.2	1.1
Fluor Corp.	1.2	1.0
Monster Beverage Corp.	1.2	0.5
	12.7
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	17.5
Information Technology	18.7	22.1
Health Care	15.5	15.1
Industrials	13.0	12.7
Materials	8.4	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 95.6%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	6.8%	** Foreign investments	11.0%

Semiannual Report

Fidelity Growth Strategies Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 0.5%
WABCO Holdings, Inc. (a)	157,501	$ 8,152
Automobiles - 1.3%
Harley-Davidson, Inc.	300,020	14,455
Tesla Motors, Inc. (a)	250,000	7,375
		21,830
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	40,616	2,305
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	143,509	6,284
Brinker International, Inc.	250,300	8,087
Chipotle Mexican Grill, Inc. (a)	25,760	10,641
Panera Bread Co. Class A (a)	16,417	2,412
Texas Roadhouse, Inc. Class A	490,800	8,923
		36,347
Household Durables - 0.5%
Jarden Corp.	11,406	464
Tempur-Pedic International, Inc. (a)	127,161	5,876
Tupperware Brands Corp.	25,426	1,374
		7,714
Internet & Catalog Retail - 0.7%
Expedia, Inc. (d)	264,546	12,140
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	126,542	9,613
Media - 1.5%
Discovery Communications, Inc. (a)	405,168	20,299
DISH Network Corp. Class A	191,011	5,356
Virgin Media, Inc.	20,110	443
		26,098
Multiline Retail - 2.1%
Dollar General Corp. (a)	279,200	13,656
Dollar Tree, Inc. (a)	191,643	19,774
Macy's, Inc.	63,337	2,410
		35,840
Specialty Retail - 9.1%
Abercrombie & Fitch Co. Class A	57,989	1,945
Advance Auto Parts, Inc.	166,627	12,154
AutoZone, Inc. (a)	45,900	17,454
Bed Bath & Beyond, Inc. (a)	310,100	22,405
Body Central Corp. (a)	279,688	4,097
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CarMax, Inc. (a)	200,007	$ 5,642
DSW, Inc. Class A	5,810	347
Limited Brands, Inc.	408,850	18,137
PetSmart, Inc.	150,000	9,666
Ross Stores, Inc.	354,400	22,409
Sally Beauty Holdings, Inc. (a)	388,500	10,268
Tractor Supply Co.	158,142	14,446
Ulta Salon, Cosmetics & Fragrance, Inc.	143,110	12,790
		151,760
Textiles, Apparel & Luxury Goods - 3.9%
Fifth & Pacific Companies, Inc. (a)	532,902	6,379
Michael Kors Holdings Ltd.	35,127	1,383
PVH Corp.	200,000	16,200
Ralph Lauren Corp.	115,000	17,112
Under Armour, Inc. Class A (sub. vtg.) (a)	118,300	11,916
Warnaco Group, Inc. (a)	263,629	11,734
		64,724
TOTAL CONSUMER DISCRETIONARY		376,523
CONSUMER STAPLES - 5.0%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	41,087	3,582
Dr Pepper Snapple Group, Inc.	360,245	14,864
Embotelladora Andina SA sponsored ADR	27,041	846
Monster Beverage Corp. (a)	266,620	19,357
		38,649
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	85,146	7,545
Food Products - 1.4%
Bunge Ltd.	174,700	10,395
Green Mountain Coffee Roasters, Inc. (a)	182,088	4,297
Mead Johnson Nutrition Co. Class A	5,580	451
The Hershey Co.	115,302	7,709
		22,852
Personal Products - 0.4%
Herbalife Ltd.	107,450	4,813
Nu Skin Enterprises, Inc. Class A	26,781	1,148
		5,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Lorillard, Inc.	69,769	$ 8,623
TOTAL CONSUMER STAPLES		83,630
ENERGY - 7.5%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	331,965	15,167
Dresser-Rand Group, Inc. (a)	82,321	3,612
FMC Technologies, Inc. (a)	191,935	7,723
Heckmann Corp. (a)	2,796,252	9,451
Helmerich & Payne, Inc.	240,235	10,883
Rowan Companies PLC (a)	254,100	7,623
		54,459
Oil, Gas & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	270,335	2,833
Cabot Oil & Gas Corp.	434,084	14,125
EXCO Resources, Inc. (d)	729,767	5,254
HollyFrontier Corp.	457,007	13,473
Murphy Oil Corp.	150,989	7,039
Pioneer Natural Resources Co.	167,269	16,175
QEP Resources, Inc.	295,418	7,775
SM Energy Co.	93,992	5,084
		71,758
TOTAL ENERGY		126,217
FINANCIALS - 4.8%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	6,094	628
FXCM, Inc. Class A	67,300	692
KKR & Co. LP	873,092	10,259
Waddell & Reed Financial, Inc. Class A	259,943	7,463
		19,042
Diversified Financial Services - 0.3%
MSCI, Inc. Class A (a)	168,461	5,696
Insurance - 0.1%
Allied World Assurance Co. Holdings Ltd.	12,236	941
Real Estate Investment Trusts - 1.8%
Boston Properties, Inc.	113,700	11,703
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust (SBI)	23,789	$ 1,549
Ventas, Inc.	284,280	16,721
		29,973
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA (a)	197,063	11,402
Jones Lang LaSalle, Inc.	77,057	5,587
		16,989
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	491,000	7,871
TOTAL FINANCIALS		80,512
HEALTH CARE - 15.5%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	260,447	23,589
ARIAD Pharmaceuticals, Inc. (a)	15,870	263
BioMarin Pharmaceutical, Inc. (a)	200,000	7,128
InterMune, Inc. (a)	619,679	6,463
Regeneron Pharmaceuticals, Inc. (a)	2,303	312
Seattle Genetics, Inc. (a)	502	10
Theravance, Inc. (a)(d)	341,372	7,063
Threshold Pharmaceuticals, Inc. (a)(d)	389,894	2,858
United Therapeutics Corp. (a)	228,180	10,095
Vertex Pharmaceuticals, Inc. (a)	299,300	17,970
		75,751
Health Care Equipment & Supplies - 4.5%
C.R. Bard, Inc.	168,200	16,347
CareFusion Corp. (a)	107,808	2,613
Cyberonics, Inc. (a)	153,944	5,935
DENTSPLY International, Inc.	164,564	6,089
Edwards Lifesciences Corp. (a)	176,599	15,076
Insulet Corp. (a)	328,154	6,045
NuVasive, Inc. (a)	238,680	4,716
Sirona Dental Systems, Inc. (a)	184,517	7,894
The Cooper Companies, Inc.	115,798	9,864
		74,579
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	475,500	17,589
Catalyst Health Solutions, Inc. (a)	150,082	13,038
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	82,539	$ 6,706
Henry Schein, Inc. (a)	19,971	1,484
Laboratory Corp. of America Holdings (a)	85,541	7,124
Universal Health Services, Inc. Class B	281,976	10,927
Wellcare Health Plans, Inc. (a)	3,833	216
		57,084
Health Care Technology - 0.4%
Cerner Corp. (a)	84,864	6,616
Merge Healthcare, Inc. (a)(d)	371,357	873
		7,489
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)(d)	155,930	6,714
Waters Corp. (a)	189,455	15,115
		21,829
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	105,872	3,443
Salix Pharmaceuticals Ltd. (a)	19,533	1,012
Shire PLC sponsored ADR	48,300	4,077
ViroPharma, Inc. (a)	87,920	1,771
Warner Chilcott PLC (a)	394,802	7,446
Watson Pharmaceuticals, Inc. (a)	72,419	5,163
		22,912
TOTAL HEALTH CARE		259,644
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	132,880	6,504
BE Aerospace, Inc. (a)	315,006	13,646
Esterline Technologies Corp. (a)	100,000	6,459
TransDigm Group, Inc. (a)	27,230	3,349
		29,958
Building Products - 1.7%
Lennox International, Inc.	376,764	16,159
Owens Corning (a)	384,975	11,880
		28,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	92,372	$ 2,504
Stericycle, Inc. (a)	61,693	5,383
		7,887
Construction & Engineering - 1.2%
Fluor Corp.	414,565	19,435
Electrical Equipment - 3.1%
AMETEK, Inc.	300,084	15,217
Cooper Industries PLC Class A	200,000	14,100
Hubbell, Inc. Class B	54,922	4,334
Roper Industries, Inc.	175,450	17,759
		51,410
Machinery - 3.2%
Donaldson Co., Inc.	36,268	1,297
Graco, Inc.	119,264	5,745
Ingersoll-Rand PLC	456,125	18,843
Pall Corp.	13,105	729
Parker Hannifin Corp.	158,787	12,979
Stanley Black & Decker, Inc.	92,348	6,118
Timken Co.	154,134	7,352
		53,063
Professional Services - 0.9%
IHS, Inc. Class A (a)	105,046	10,399
Qualicorp SA	608,000	5,185
		15,584
Road & Rail - 0.2%
Con-way, Inc.	63,900	2,259
J.B. Hunt Transport Services, Inc.	26,305	1,503
		3,762
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	40,528	7,848
WESCO International, Inc. (a)	3,621	215
		8,063
TOTAL INDUSTRIALS		217,201
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	300,000	6,864
Comverse Technology, Inc. (a)	185,943	1,136
F5 Networks, Inc. (a)	141,800	14,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	704,617	$ 8,061
Riverbed Technology, Inc. (a)	215,696	3,537
		34,271
Computers & Peripherals - 0.2%
NetApp, Inc. (a)	100,000	2,976
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	306,822	16,320
Internet Software & Services - 1.4%
Active Network, Inc.	72,187	1,014
Akamai Technologies, Inc. (a)	29,462	864
VeriSign, Inc.	573,395	21,921
		23,799
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	189,150	11,018
Fidelity National Information Services, Inc.	59,862	1,962
Fiserv, Inc. (a)	231,300	15,597
Global Payments, Inc.	61,613	2,617
Teradata Corp. (a)	282,500	18,781
VeriFone Systems, Inc. (a)	172,603	6,233
		56,208
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	182,275	8,350
Cree, Inc. (a)	250,000	6,268
Cypress Semiconductor Corp.	467,612	6,168
Freescale Semiconductor Holdings I Ltd. (d)	610,083	5,613
KLA-Tencor Corp.	293,644	13,458
NVIDIA Corp. (a)	500,000	6,215
NXP Semiconductors NV (a)	358,880	7,576
ON Semiconductor Corp. (a)	737,970	4,974
		58,622
Software - 7.2%
Aspen Technology, Inc. (a)	20,223	447
Autodesk, Inc. (a)	378,212	12,110
BMC Software, Inc. (a)	301,961	12,779
Check Point Software Technologies Ltd. (a)	201,495	10,325
Citrix Systems, Inc. (a)	271,765	19,861
FactSet Research Systems, Inc.	25,128	2,649
Informatica Corp. (a)	288,094	11,936
Intuit, Inc.	423,157	23,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	79,403	$ 4,189
Nuance Communications, Inc. (a)	380,822	7,879
Red Hat, Inc. (a)	101,464	5,213
Synopsys, Inc. (a)	302,470	8,938
		120,121
TOTAL INFORMATION TECHNOLOGY		312,317
MATERIALS - 8.4%
Chemicals - 7.6%
Airgas, Inc.	66,667	5,787
Albemarle Corp.	217,961	13,230
CF Industries Holdings, Inc.	96,311	16,465
Eastman Chemical Co.	286,624	13,345
FMC Corp.	298,400	15,209
Monsanto Co.	243,400	18,790
Rockwood Holdings, Inc. (a)	144,342	6,986
Sherwin-Williams Co.	139,656	18,105
Sigma Aldrich Corp.	119,282	8,275
W.R. Grace & Co. (a)	211,600	11,109
		127,301
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	1,103	57
Silgan Holdings, Inc.	167,224	6,990
		7,047
Metals & Mining - 0.4%
Compass Minerals International, Inc.	97,442	6,934
TOTAL MATERIALS		141,282
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	49,560	2,575
TOTAL COMMON STOCKS (Cost $1,659,571)		1,599,901
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	80,115,725	$ 80,116
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,846,013	26,846
TOTAL MONEY MARKET FUNDS (Cost $106,962)		106,962
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,766,533)		1,706,863
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(33,247)
NET ASSETS - 100%		$ 1,673,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	360
Total	$ 391
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Heckmann Corp.	$ 35,998	$ 21,862	$ 29,384	$ -	$ -
Magma Design Automation, Inc.	25,662	-	31,859	-	-
Origin Agritech Ltd.	6,489	-	6,442	-	-
Ultrapetrol (Bahamas) Ltd.	8,005	-	5,613	-	-
Total	$ 76,154	$ 21,862	$ 73,298	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,057) - See accompanying schedule: Unaffiliated issuers (cost $1,659,571)	$ 1,599,901
Fidelity Central Funds (cost $106,962)	106,962
Total Investments (cost $1,766,533)		$ 1,706,863
Receivable for investments sold		141,951
Receivable for fund shares sold		479
Dividends receivable		1,257
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		1
Other receivables		92
Total assets		1,850,701

Liabilities
Payable to custodian bank	$ 923
Payable for investments purchased	146,362
Payable for fund shares redeemed	1,851
Accrued management fee	544
Other affiliated payables	444
Other payables and accrued expenses	115
Collateral on securities loaned, at value	26,846
Total liabilities		177,085

Net Assets		$ 1,673,616
Net Assets consist of:
Paid in capital		$ 2,837,920
Accumulated net investment loss		(485)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,104,157)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,662)
Net Assets		$ 1,673,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,411,110 ÷ 73,964 shares)	$ 19.08

Class K: Net Asset Value, offering price and redemption price per share ($262,506 ÷ 13,657 shares)	$ 19.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,527
Special dividends		1,078
Interest		1
Income from Fidelity Central Funds		391
Total income		5,997

Expenses
Management fee Basic fee	$ 5,582
Performance adjustment	(1,976)
Transfer agent fees	2,449
Accounting and security lending fees	290
Custodian fees and expenses	17
Independent trustees' compensation	6
Registration fees	35
Audit	36
Legal	12
Miscellaneous	11
Total expenses before reductions	6,462
Expense reductions	(56)	6,406
Net investment income (loss)		(409)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,523
Other affiliated issuers	(60,387)
Foreign currency transactions	(15)
Total net realized gain (loss)		(58,879)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,992
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		70,001
Net gain (loss)		11,122
Net increase (decrease) in net assets resulting from operations		$ 10,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (409)	$ (3,911)
Net realized gain (loss)	(58,879)	316,893
Change in net unrealized appreciation (depreciation)	70,001	(282,621)
Net increase (decrease) in net assets resulting from operations	10,713	30,361
Share transactions - net increase (decrease)	(154,074)	(317,470)
Redemption fees	58	139
Total increase (decrease) in net assets	(143,303)	(286,970)

Net Assets
Beginning of period	1,816,919	2,103,889
End of period (including accumulated net investment loss of $485 and accumulated net investment loss of $76, respectively)	$ 1,673,616	$ 1,816,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Income from Investment Operations
Net investment income (loss) D	(.01) L	(.04)	(.04)	(.02) G	.02 H	(.07) I
Net realized and unrealized gain (loss)	.04	.10	3.75	4.05	(11.49)	3.15
Total from investment operations	.03	.06	3.71	4.03	(11.47)	3.08
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	(.03)	-	(.01)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 19.08	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75
Total Return B, C	.16%	.32%	24.28%	35.79%	(50.42)%	15.66%
Ratios to Average Net Assets E, J
Expenses before reductions	.74% A	.79%	.78%	.88%	.83%	.79%
Expenses net of fee waivers, if any	.74% A	.79%	.78%	.87%	.83%	.79%
Expenses net of all reductions	.73% A	.77%	.77%	.85%	.81%	.78%
Net investment income (loss)	(.08)% A, L	(.21)%	(.26)%	(.15)% G	.11% H	(.35)% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,411	$ 1,597	$ 1,925	$ 1,808	$ 1,489	$ 3,599
Portfolio turnover rate F	168% A	165%	116%	285%	268%	154%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.41%). JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income(loss) to average net assets would have been (.20%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.17	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.02 M	.01	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	.03	.10	3.77	4.04	(8.96)
Total from investment operations	.05	.11	3.77	4.06	(8.91)
Distributions from net investment income	-	-	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-
Net asset value, end of period	$ 19.22	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	.26%	.58%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.49% A	.54%	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.49% A	.54%	.52%	.60%	.59% A
Expenses net of all reductions	.48% A	.53%	.51%	.58%	.57% A
Net investment income (loss)	.17% A, M	.03%	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 263	$ 220	$ 179	$ 120	$ 53
Portfolio turnover rate F	168% A	165%	116%	285%	268%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income(loss) to average net assets would have been .05%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,021
Gross unrealized depreciation	(156,978)
Net unrealized appreciation (depreciation) on securities and other investments	$ (66,957)

Tax cost	$ 1,773,820

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (914,123)
2017	(129,992)
Total capital loss carryforward	$ (1,044,115)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,499,219 and $1,685,834, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	2,383.30
Class K	66.05
	$ 2,449

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $469. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $360 including $27 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56 for the period. In addition, through

Semiannual Report

8. Expense Reductions - continued

arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by eight dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Growth Strategies
Shares sold	2,204	6,957	$ 44,356	$ 142,167
Shares redeemed	(12,098)	(24,462)	(243,602)	(499,675)
Net increase (decrease)	(9,894)	(17,505)	$ (199,246)	$ (357,508)
Class K
Shares sold	3,758	3,859	$ 76,906	$ 76,829
Shares redeemed	(1,567)	(1,789)	(31,734)	(36,791)
Net increase (decrease)	2,191	2,070	$ 45,172	$ 40,038

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

FEG-USAN-0712
1.786808.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Growth Strategies
Fund -
Class K

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Growth Strategies	.74%
Actual		$ 1,000.00	$ 1,001.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.30	$ 3.74
Class K	.49%
Actual		$ 1,000.00	$ 1,002.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.55	$ 2.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Growth Strategies Fund

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc.	1.4	1.3
Alexion Pharmaceuticals, Inc.	1.4	1.0
Ross Stores, Inc.	1.3	0.0
Bed Bath & Beyond, Inc.	1.3	0.0
VeriSign, Inc.	1.3	1.1
Discovery Communications, Inc.	1.2	1.0
Citrix Systems, Inc.	1.2	1.8
Dollar Tree, Inc.	1.2	1.1
Fluor Corp.	1.2	1.0
Monster Beverage Corp.	1.2	0.5
	12.7
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	17.5
Information Technology	18.7	22.1
Health Care	15.5	15.1
Industrials	13.0	12.7
Materials	8.4	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 95.6%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	6.8%	** Foreign investments	11.0%

Semiannual Report

Fidelity Growth Strategies Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 0.5%
WABCO Holdings, Inc. (a)	157,501	$ 8,152
Automobiles - 1.3%
Harley-Davidson, Inc.	300,020	14,455
Tesla Motors, Inc. (a)	250,000	7,375
		21,830
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	40,616	2,305
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	143,509	6,284
Brinker International, Inc.	250,300	8,087
Chipotle Mexican Grill, Inc. (a)	25,760	10,641
Panera Bread Co. Class A (a)	16,417	2,412
Texas Roadhouse, Inc. Class A	490,800	8,923
		36,347
Household Durables - 0.5%
Jarden Corp.	11,406	464
Tempur-Pedic International, Inc. (a)	127,161	5,876
Tupperware Brands Corp.	25,426	1,374
		7,714
Internet & Catalog Retail - 0.7%
Expedia, Inc. (d)	264,546	12,140
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	126,542	9,613
Media - 1.5%
Discovery Communications, Inc. (a)	405,168	20,299
DISH Network Corp. Class A	191,011	5,356
Virgin Media, Inc.	20,110	443
		26,098
Multiline Retail - 2.1%
Dollar General Corp. (a)	279,200	13,656
Dollar Tree, Inc. (a)	191,643	19,774
Macy's, Inc.	63,337	2,410
		35,840
Specialty Retail - 9.1%
Abercrombie & Fitch Co. Class A	57,989	1,945
Advance Auto Parts, Inc.	166,627	12,154
AutoZone, Inc. (a)	45,900	17,454
Bed Bath & Beyond, Inc. (a)	310,100	22,405
Body Central Corp. (a)	279,688	4,097
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CarMax, Inc. (a)	200,007	$ 5,642
DSW, Inc. Class A	5,810	347
Limited Brands, Inc.	408,850	18,137
PetSmart, Inc.	150,000	9,666
Ross Stores, Inc.	354,400	22,409
Sally Beauty Holdings, Inc. (a)	388,500	10,268
Tractor Supply Co.	158,142	14,446
Ulta Salon, Cosmetics & Fragrance, Inc.	143,110	12,790
		151,760
Textiles, Apparel & Luxury Goods - 3.9%
Fifth & Pacific Companies, Inc. (a)	532,902	6,379
Michael Kors Holdings Ltd.	35,127	1,383
PVH Corp.	200,000	16,200
Ralph Lauren Corp.	115,000	17,112
Under Armour, Inc. Class A (sub. vtg.) (a)	118,300	11,916
Warnaco Group, Inc. (a)	263,629	11,734
		64,724
TOTAL CONSUMER DISCRETIONARY		376,523
CONSUMER STAPLES - 5.0%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	41,087	3,582
Dr Pepper Snapple Group, Inc.	360,245	14,864
Embotelladora Andina SA sponsored ADR	27,041	846
Monster Beverage Corp. (a)	266,620	19,357
		38,649
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	85,146	7,545
Food Products - 1.4%
Bunge Ltd.	174,700	10,395
Green Mountain Coffee Roasters, Inc. (a)	182,088	4,297
Mead Johnson Nutrition Co. Class A	5,580	451
The Hershey Co.	115,302	7,709
		22,852
Personal Products - 0.4%
Herbalife Ltd.	107,450	4,813
Nu Skin Enterprises, Inc. Class A	26,781	1,148
		5,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Lorillard, Inc.	69,769	$ 8,623
TOTAL CONSUMER STAPLES		83,630
ENERGY - 7.5%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	331,965	15,167
Dresser-Rand Group, Inc. (a)	82,321	3,612
FMC Technologies, Inc. (a)	191,935	7,723
Heckmann Corp. (a)	2,796,252	9,451
Helmerich & Payne, Inc.	240,235	10,883
Rowan Companies PLC (a)	254,100	7,623
		54,459
Oil, Gas & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	270,335	2,833
Cabot Oil & Gas Corp.	434,084	14,125
EXCO Resources, Inc. (d)	729,767	5,254
HollyFrontier Corp.	457,007	13,473
Murphy Oil Corp.	150,989	7,039
Pioneer Natural Resources Co.	167,269	16,175
QEP Resources, Inc.	295,418	7,775
SM Energy Co.	93,992	5,084
		71,758
TOTAL ENERGY		126,217
FINANCIALS - 4.8%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	6,094	628
FXCM, Inc. Class A	67,300	692
KKR & Co. LP	873,092	10,259
Waddell & Reed Financial, Inc. Class A	259,943	7,463
		19,042
Diversified Financial Services - 0.3%
MSCI, Inc. Class A (a)	168,461	5,696
Insurance - 0.1%
Allied World Assurance Co. Holdings Ltd.	12,236	941
Real Estate Investment Trusts - 1.8%
Boston Properties, Inc.	113,700	11,703
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust (SBI)	23,789	$ 1,549
Ventas, Inc.	284,280	16,721
		29,973
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA (a)	197,063	11,402
Jones Lang LaSalle, Inc.	77,057	5,587
		16,989
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	491,000	7,871
TOTAL FINANCIALS		80,512
HEALTH CARE - 15.5%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	260,447	23,589
ARIAD Pharmaceuticals, Inc. (a)	15,870	263
BioMarin Pharmaceutical, Inc. (a)	200,000	7,128
InterMune, Inc. (a)	619,679	6,463
Regeneron Pharmaceuticals, Inc. (a)	2,303	312
Seattle Genetics, Inc. (a)	502	10
Theravance, Inc. (a)(d)	341,372	7,063
Threshold Pharmaceuticals, Inc. (a)(d)	389,894	2,858
United Therapeutics Corp. (a)	228,180	10,095
Vertex Pharmaceuticals, Inc. (a)	299,300	17,970
		75,751
Health Care Equipment & Supplies - 4.5%
C.R. Bard, Inc.	168,200	16,347
CareFusion Corp. (a)	107,808	2,613
Cyberonics, Inc. (a)	153,944	5,935
DENTSPLY International, Inc.	164,564	6,089
Edwards Lifesciences Corp. (a)	176,599	15,076
Insulet Corp. (a)	328,154	6,045
NuVasive, Inc. (a)	238,680	4,716
Sirona Dental Systems, Inc. (a)	184,517	7,894
The Cooper Companies, Inc.	115,798	9,864
		74,579
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	475,500	17,589
Catalyst Health Solutions, Inc. (a)	150,082	13,038
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	82,539	$ 6,706
Henry Schein, Inc. (a)	19,971	1,484
Laboratory Corp. of America Holdings (a)	85,541	7,124
Universal Health Services, Inc. Class B	281,976	10,927
Wellcare Health Plans, Inc. (a)	3,833	216
		57,084
Health Care Technology - 0.4%
Cerner Corp. (a)	84,864	6,616
Merge Healthcare, Inc. (a)(d)	371,357	873
		7,489
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)(d)	155,930	6,714
Waters Corp. (a)	189,455	15,115
		21,829
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	105,872	3,443
Salix Pharmaceuticals Ltd. (a)	19,533	1,012
Shire PLC sponsored ADR	48,300	4,077
ViroPharma, Inc. (a)	87,920	1,771
Warner Chilcott PLC (a)	394,802	7,446
Watson Pharmaceuticals, Inc. (a)	72,419	5,163
		22,912
TOTAL HEALTH CARE		259,644
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	132,880	6,504
BE Aerospace, Inc. (a)	315,006	13,646
Esterline Technologies Corp. (a)	100,000	6,459
TransDigm Group, Inc. (a)	27,230	3,349
		29,958
Building Products - 1.7%
Lennox International, Inc.	376,764	16,159
Owens Corning (a)	384,975	11,880
		28,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	92,372	$ 2,504
Stericycle, Inc. (a)	61,693	5,383
		7,887
Construction & Engineering - 1.2%
Fluor Corp.	414,565	19,435
Electrical Equipment - 3.1%
AMETEK, Inc.	300,084	15,217
Cooper Industries PLC Class A	200,000	14,100
Hubbell, Inc. Class B	54,922	4,334
Roper Industries, Inc.	175,450	17,759
		51,410
Machinery - 3.2%
Donaldson Co., Inc.	36,268	1,297
Graco, Inc.	119,264	5,745
Ingersoll-Rand PLC	456,125	18,843
Pall Corp.	13,105	729
Parker Hannifin Corp.	158,787	12,979
Stanley Black & Decker, Inc.	92,348	6,118
Timken Co.	154,134	7,352
		53,063
Professional Services - 0.9%
IHS, Inc. Class A (a)	105,046	10,399
Qualicorp SA	608,000	5,185
		15,584
Road & Rail - 0.2%
Con-way, Inc.	63,900	2,259
J.B. Hunt Transport Services, Inc.	26,305	1,503
		3,762
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	40,528	7,848
WESCO International, Inc. (a)	3,621	215
		8,063
TOTAL INDUSTRIALS		217,201
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	300,000	6,864
Comverse Technology, Inc. (a)	185,943	1,136
F5 Networks, Inc. (a)	141,800	14,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	704,617	$ 8,061
Riverbed Technology, Inc. (a)	215,696	3,537
		34,271
Computers & Peripherals - 0.2%
NetApp, Inc. (a)	100,000	2,976
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	306,822	16,320
Internet Software & Services - 1.4%
Active Network, Inc.	72,187	1,014
Akamai Technologies, Inc. (a)	29,462	864
VeriSign, Inc.	573,395	21,921
		23,799
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	189,150	11,018
Fidelity National Information Services, Inc.	59,862	1,962
Fiserv, Inc. (a)	231,300	15,597
Global Payments, Inc.	61,613	2,617
Teradata Corp. (a)	282,500	18,781
VeriFone Systems, Inc. (a)	172,603	6,233
		56,208
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	182,275	8,350
Cree, Inc. (a)	250,000	6,268
Cypress Semiconductor Corp.	467,612	6,168
Freescale Semiconductor Holdings I Ltd. (d)	610,083	5,613
KLA-Tencor Corp.	293,644	13,458
NVIDIA Corp. (a)	500,000	6,215
NXP Semiconductors NV (a)	358,880	7,576
ON Semiconductor Corp. (a)	737,970	4,974
		58,622
Software - 7.2%
Aspen Technology, Inc. (a)	20,223	447
Autodesk, Inc. (a)	378,212	12,110
BMC Software, Inc. (a)	301,961	12,779
Check Point Software Technologies Ltd. (a)	201,495	10,325
Citrix Systems, Inc. (a)	271,765	19,861
FactSet Research Systems, Inc.	25,128	2,649
Informatica Corp. (a)	288,094	11,936
Intuit, Inc.	423,157	23,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	79,403	$ 4,189
Nuance Communications, Inc. (a)	380,822	7,879
Red Hat, Inc. (a)	101,464	5,213
Synopsys, Inc. (a)	302,470	8,938
		120,121
TOTAL INFORMATION TECHNOLOGY		312,317
MATERIALS - 8.4%
Chemicals - 7.6%
Airgas, Inc.	66,667	5,787
Albemarle Corp.	217,961	13,230
CF Industries Holdings, Inc.	96,311	16,465
Eastman Chemical Co.	286,624	13,345
FMC Corp.	298,400	15,209
Monsanto Co.	243,400	18,790
Rockwood Holdings, Inc. (a)	144,342	6,986
Sherwin-Williams Co.	139,656	18,105
Sigma Aldrich Corp.	119,282	8,275
W.R. Grace & Co. (a)	211,600	11,109
		127,301
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	1,103	57
Silgan Holdings, Inc.	167,224	6,990
		7,047
Metals & Mining - 0.4%
Compass Minerals International, Inc.	97,442	6,934
TOTAL MATERIALS		141,282
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	49,560	2,575
TOTAL COMMON STOCKS (Cost $1,659,571)		1,599,901
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	80,115,725	$ 80,116
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,846,013	26,846
TOTAL MONEY MARKET FUNDS (Cost $106,962)		106,962
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,766,533)		1,706,863
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(33,247)
NET ASSETS - 100%		$ 1,673,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	360
Total	$ 391
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Heckmann Corp.	$ 35,998	$ 21,862	$ 29,384	$ -	$ -
Magma Design Automation, Inc.	25,662	-	31,859	-	-
Origin Agritech Ltd.	6,489	-	6,442	-	-
Ultrapetrol (Bahamas) Ltd.	8,005	-	5,613	-	-
Total	$ 76,154	$ 21,862	$ 73,298	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,057) - See accompanying schedule: Unaffiliated issuers (cost $1,659,571)	$ 1,599,901
Fidelity Central Funds (cost $106,962)	106,962
Total Investments (cost $1,766,533)		$ 1,706,863
Receivable for investments sold		141,951
Receivable for fund shares sold		479
Dividends receivable		1,257
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		1
Other receivables		92
Total assets		1,850,701

Liabilities
Payable to custodian bank	$ 923
Payable for investments purchased	146,362
Payable for fund shares redeemed	1,851
Accrued management fee	544
Other affiliated payables	444
Other payables and accrued expenses	115
Collateral on securities loaned, at value	26,846
Total liabilities		177,085

Net Assets		$ 1,673,616
Net Assets consist of:
Paid in capital		$ 2,837,920
Accumulated net investment loss		(485)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,104,157)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,662)
Net Assets		$ 1,673,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,411,110 ÷ 73,964 shares)	$ 19.08

Class K: Net Asset Value, offering price and redemption price per share ($262,506 ÷ 13,657 shares)	$ 19.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,527
Special dividends		1,078
Interest		1
Income from Fidelity Central Funds		391
Total income		5,997

Expenses
Management fee Basic fee	$ 5,582
Performance adjustment	(1,976)
Transfer agent fees	2,449
Accounting and security lending fees	290
Custodian fees and expenses	17
Independent trustees' compensation	6
Registration fees	35
Audit	36
Legal	12
Miscellaneous	11
Total expenses before reductions	6,462
Expense reductions	(56)	6,406
Net investment income (loss)		(409)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,523
Other affiliated issuers	(60,387)
Foreign currency transactions	(15)
Total net realized gain (loss)		(58,879)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,992
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		70,001
Net gain (loss)		11,122
Net increase (decrease) in net assets resulting from operations		$ 10,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (409)	$ (3,911)
Net realized gain (loss)	(58,879)	316,893
Change in net unrealized appreciation (depreciation)	70,001	(282,621)
Net increase (decrease) in net assets resulting from operations	10,713	30,361
Share transactions - net increase (decrease)	(154,074)	(317,470)
Redemption fees	58	139
Total increase (decrease) in net assets	(143,303)	(286,970)

Net Assets
Beginning of period	1,816,919	2,103,889
End of period (including accumulated net investment loss of $485 and accumulated net investment loss of $76, respectively)	$ 1,673,616	$ 1,816,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Income from Investment Operations
Net investment income (loss) D	(.01) L	(.04)	(.04)	(.02) G	.02 H	(.07) I
Net realized and unrealized gain (loss)	.04	.10	3.75	4.05	(11.49)	3.15
Total from investment operations	.03	.06	3.71	4.03	(11.47)	3.08
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	(.03)	-	(.01)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 19.08	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75
Total Return B, C	.16%	.32%	24.28%	35.79%	(50.42)%	15.66%
Ratios to Average Net Assets E, J
Expenses before reductions	.74% A	.79%	.78%	.88%	.83%	.79%
Expenses net of fee waivers, if any	.74% A	.79%	.78%	.87%	.83%	.79%
Expenses net of all reductions	.73% A	.77%	.77%	.85%	.81%	.78%
Net investment income (loss)	(.08)% A, L	(.21)%	(.26)%	(.15)% G	.11% H	(.35)% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,411	$ 1,597	$ 1,925	$ 1,808	$ 1,489	$ 3,599
Portfolio turnover rate F	168% A	165%	116%	285%	268%	154%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.41%). JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income(loss) to average net assets would have been (.20%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.17	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.02 M	.01	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	.03	.10	3.77	4.04	(8.96)
Total from investment operations	.05	.11	3.77	4.06	(8.91)
Distributions from net investment income	-	-	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-
Net asset value, end of period	$ 19.22	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	.26%	.58%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.49% A	.54%	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.49% A	.54%	.52%	.60%	.59% A
Expenses net of all reductions	.48% A	.53%	.51%	.58%	.57% A
Net investment income (loss)	.17% A, M	.03%	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 263	$ 220	$ 179	$ 120	$ 53
Portfolio turnover rate F	168% A	165%	116%	285%	268%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. JFor the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income(loss) to average net assets would have been .05%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,021
Gross unrealized depreciation	(156,978)
Net unrealized appreciation (depreciation) on securities and other investments	$ (66,957)

Tax cost	$ 1,773,820

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (914,123)
2017	(129,992)
Total capital loss carryforward	$ (1,044,115)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,499,219 and $1,685,834, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	2,383.30
Class K	66.05
	$ 2,449

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $469. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $360 including $27 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56 for the period. In addition, through

Semiannual Report

8. Expense Reductions - continued

arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by eight dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Growth Strategies
Shares sold	2,204	6,957	$ 44,356	$ 142,167
Shares redeemed	(12,098)	(24,462)	(243,602)	(499,675)
Net increase (decrease)	(9,894)	(17,505)	$ (199,246)	$ (357,508)
Class K
Shares sold	3,758	3,859	$ 76,906	$ 76,829
Shares redeemed	(1,567)	(1,789)	(31,734)	(36,791)
Net increase (decrease)	2,191	2,070	$ 45,172	$ 40,038

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FEG-K-USAN-0712
1.863030.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Growth Company
Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Growth Company	.91%
Actual		$ 1,000.00	$ 1,081.80	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.45	$ 4.60
Class K	.77%
Actual		$ 1,000.00	$ 1,082.60	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Class F	.72%
Actual		$ 1,000.00	$ 1,082.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	6.2
salesforce.com, Inc.	3.6	2.9
Regeneron Pharmaceuticals, Inc.	2.8	1.4
Exxon Mobil Corp.	2.4	3.6
Google, Inc. Class A	2.2	3.4
lululemon athletica, Inc.	2.2	1.6
Red Hat, Inc.	1.9	1.9
Discover Financial Services	1.8	1.7
QUALCOMM, Inc.	1.7	1.6
Philip Morris International, Inc.	1.5	1.4
	28.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.5	35.2
Health Care	17.0	15.1
Consumer Discretionary	16.8	14.9
Consumer Staples	9.6	9.5
Energy	6.9	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 99.6%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.3%	** Foreign investments	10.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.2%
Ford Motor Co.	3,645,000	$ 38,491
General Motors Co. (a)	22,800	506
Tesla Motors, Inc. (a)	597,377	17,623
		56,620
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	1,970,000	43,182
Hotels, Restaurants & Leisure - 4.5%
Arcos Dorados Holdings, Inc.	2,114,900	28,593
Buffalo Wild Wings, Inc. (a)	719,900	61,271
Chipotle Mexican Grill, Inc. (a)	471,000	194,556
Ctrip.com International Ltd. sponsored ADR (a)(d)	625,000	11,500
Dunkin' Brands Group, Inc. (d)	2,903,340	94,271
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,975,000	63,725
Hyatt Hotels Corp. Class A (a)	1,948,440	72,073
Las Vegas Sands Corp.	2,685,000	123,993
McDonald's Corp.	5,025,000	448,934
Panera Bread Co. Class A (a)	875,000	128,581
Starbucks Corp.	7,358,400	403,903
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	76,368
Yum! Brands, Inc.	1,890,000	132,980
		1,840,748
Household Durables - 1.7%
Gafisa SA sponsored ADR (d)	1,570,000	3,909
Lennar Corp. Class A (d)	12,900,077	352,043
SodaStream International Ltd. (a)(d)(e)	1,976,272	61,264
Tempur-Pedic International, Inc. (a)	1,220,000	56,376
Toll Brothers, Inc. (a)	8,249,050	225,034
		698,626
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	2,066,000	439,872
Groupon, Inc. Class A (a)(d)	42,790	455
Netflix, Inc. (a)(d)	71,000	4,504
Priceline.com, Inc. (a)	355,000	222,049
		666,880
Media - 0.8%
Comcast Corp. Class A	3,567,500	103,136
Lions Gate Entertainment Corp. (a)(d)	3,464,992	46,154
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)(e)	13,554,469	$ 145,575
Time Warner, Inc.	1,025,650	35,354
		330,219
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	58,039
JCPenney Co., Inc. (d)	9,810,000	257,316
Nordstrom, Inc.	800,000	37,896
Target Corp.	1,340,000	77,599
		430,850
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,660,000	55,676
AutoNation, Inc. (a)(d)	1,050,000	37,821
Bed Bath & Beyond, Inc. (a)	1,300,000	93,925
Francescas Holdings Corp. (a)(d)(e)	3,718,379	87,233
Home Depot, Inc.	5,230,000	258,048
Limited Brands, Inc.	1,460,000	64,766
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	80,293
Tiffany & Co., Inc.	225,000	12,463
Urban Outfitters, Inc. (a)	240,000	6,713
		696,938
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	2,032,200	137,072
Fifth & Pacific Companies, Inc. (a)(e)	6,540,000	78,284
Fossil, Inc. (a)(e)	5,772,092	422,286
lululemon athletica, Inc. (a)(d)(e)	12,117,100	880,186
Michael Kors Holdings Ltd.	5,152,300	202,898
Michael Kors Holdings Ltd. (g)	1,320,193	46,790
NIKE, Inc. Class B	1,719,000	185,961
Tumi Holdings, Inc. (d)	680,650	11,741
Under Armour, Inc. Class A (sub. vtg.) (a)	338,700	34,117
VF Corp.	320,000	45,133
		2,044,468
TOTAL CONSUMER DISCRETIONARY		6,808,531
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Beam, Inc.	1,420,000	85,995
Dr Pepper Snapple Group, Inc.	655,000	27,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	2,810,000	$ 204,006
PepsiCo, Inc.	1,136,640	77,121
The Coca-Cola Co.	6,792,500	507,604
		901,751
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,695,800	146,500
Drogasil SA	1,731,873	16,015
Fresh Market, Inc. (a)(d)(e)	2,448,468	142,305
Wal-Mart Stores, Inc.	4,025,300	264,945
Walgreen Co.	555,000	16,939
Whole Foods Market, Inc.	1,580,000	140,004
		726,708
Food Products - 1.2%
Archer Daniels Midland Co.	1,000,000	31,880
General Mills, Inc.	1,165,600	44,619
Green Mountain Coffee Roasters, Inc. (a)(d)	4,045,612	95,476
Kellogg Co.	965,000	47,073
Mead Johnson Nutrition Co. Class A	1,941,800	156,781
Sara Lee Corp.	685,000	14,317
Smithfield Foods, Inc. (a)	1,615,000	31,767
The Hershey Co.	775,000	51,817
		473,730
Household Products - 0.8%
Church & Dwight Co., Inc.	2,660,000	141,618
Colgate-Palmolive Co.	1,230,000	120,909
Kimberly-Clark Corp.	670,000	53,165
Procter & Gamble Co.	464,483	28,933
		344,625
Personal Products - 1.4%
Avon Products, Inc.	468,615	7,756
Herbalife Ltd. (e)	11,100,210	497,178
Nu Skin Enterprises, Inc. Class A	1,180,000	50,598
		555,532
Tobacco - 2.2%
Altria Group, Inc.	5,785,380	186,231
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	805,000	$ 99,498
Philip Morris International, Inc.	7,100,380	600,053
		885,782
TOTAL CONSUMER STAPLES		3,888,128
ENERGY - 6.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	175,000	14,238
FMC Technologies, Inc. (a)	1,850,000	74,444
Halliburton Co.	3,750,000	112,725
Schlumberger Ltd.	4,949,600	313,062
		514,469
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	2,267,594	138,323
Apache Corp.	780,000	63,476
Chesapeake Energy Corp. (d)	1,905,000	32,195
Chevron Corp.	390,000	38,341
Cobalt International Energy, Inc. (a)	70,900	1,606
Concho Resources, Inc. (a)	1,205,000	105,727
Continental Resources, Inc. (a)(d)	1,130,000	82,332
Devon Energy Corp.	880,000	52,378
EOG Resources, Inc.	1,070,000	106,251
Exxon Mobil Corp.	12,275,000	965,183
Hess Corp.	660,000	28,842
Noble Energy, Inc.	320,000	27,027
Occidental Petroleum Corp.	3,105,000	246,133
Peabody Energy Corp.	530,000	12,381
Pioneer Natural Resources Co.	1,275,000	123,293
Plains Exploration & Production Co. (a)	3,970,000	142,086
Range Resources Corp.	1,158,689	66,555
Southwestern Energy Co. (a)	97,461	2,732
Valero Energy Corp.	2,840,000	59,924
		2,294,785
TOTAL ENERGY		2,809,254
FINANCIALS - 4.5%
Capital Markets - 0.4%
Charles Schwab Corp.	5,384,975	67,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	45,000	$ 4,806
ICG Group, Inc. (a)(e)	3,775,000	32,843
T. Rowe Price Group, Inc.	915,000	52,695
		157,441
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,515,000	66,100
HDFC Bank Ltd. sponsored ADR	2,770,000	77,449
ICICI Bank Ltd. sponsored ADR	1,205,000	33,921
Itau Unibanco Banco Multiplo SA sponsored ADR	1,625,000	23,514
PrivateBancorp, Inc. (e)	4,067,500	59,914
Signature Bank (a)	656,885	40,339
Wells Fargo & Co.	2,752,300	88,211
		389,448
Consumer Finance - 2.0%
American Express Co.	1,832,548	102,311
Discover Financial Services	22,125,444	732,573
		834,884
Diversified Financial Services - 1.0%
Bank of America Corp.	6,175,000	45,386
BM&F Bovespa SA	23,879,772	113,073
Citigroup, Inc.	1,497,380	39,696
JPMorgan Chase & Co.	6,180,000	204,867
		403,022
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	48,391
TOTAL FINANCIALS		1,833,186
HEALTH CARE - 16.9%
Biotechnology - 10.9%
Acadia Pharmaceuticals, Inc. (a)(d)	1,164,844	1,607
Alexion Pharmaceuticals, Inc. (a)	6,474,060	586,356
Alkermes PLC (a)(e)	13,008,514	203,193
Alnylam Pharmaceuticals, Inc. (a)(e)	3,633,250	37,204
Amylin Pharmaceuticals, Inc. (a)(e)	16,080,955	426,306
Array Biopharma, Inc. (a)	2,443,770	7,942
AVEO Pharmaceuticals, Inc. (a)	680,600	8,664
Biogen Idec, Inc. (a)	1,700,000	222,275
Celgene Corp. (a)	1,146,744	78,265
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)(e)	6,272,555	$ 237,291
Clovis Oncology, Inc. (d)(e)	1,372,700	24,448
Exelixis, Inc. (a)(d)(e)	14,452,881	66,917
Gilead Sciences, Inc. (a)	3,020,000	150,849
Halozyme Therapeutics, Inc. (a)	1,890,000	14,440
Human Genome Sciences, Inc. (a)(e)	20,911,837	284,819
ImmunoGen, Inc. (a)(d)(e)	7,719,195	108,146
Immunomedics, Inc. (a)(d)(e)	7,526,150	24,987
Incyte Corp. (a)(d)	695,000	14,810
InterMune, Inc. (a)(d)	2,348,117	24,491
Ironwood Pharmaceuticals, Inc. Class A (a)	3,695,000	44,044
Isis Pharmaceuticals, Inc. (a)(e)	10,016,251	99,061
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	48,176,503	76,601
Merrimack Pharmaceuticals, Inc.	1,197,696	8,228
Merrimack Pharmaceuticals, Inc. (g)	1,428,572	8,833
Metabolix, Inc. (a)(d)(e)	2,605,799	5,212
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	22,822
NPS Pharmaceuticals, Inc. (a)(e)	7,498,738	59,165
Regeneron Pharmaceuticals, Inc. (a)(e)	8,456,613	1,147,140
Rigel Pharmaceuticals, Inc. (a)(e)	6,549,836	48,665
Seattle Genetics, Inc. (a)(d)(e)	11,377,629	221,636
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,548
Vertex Pharmaceuticals, Inc. (a)	3,009,767	180,706
		4,449,671
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	675,000	21,080
Baxter International, Inc.	505,000	25,563
DexCom, Inc. (a)	480,000	5,160
Edwards Lifesciences Corp. (a)	810,000	69,150
Genmark Diagnostics, Inc. (a)	91,853	413
Insulet Corp. (a)(e)	3,856,400	71,035
Medtronic, Inc.	754,964	27,813
St. Jude Medical, Inc.	834,200	32,050
		252,264
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	485,000	20,069
Catalyst Health Solutions, Inc. (a)	440,000	38,223
Express Scripts Holding Co. (a)	496,303	25,902
Humana, Inc.	840,000	64,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,905,000	$ 166,268
UnitedHealth Group, Inc.	3,056,400	170,455
		485,085
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	615,000	44,704
Cerner Corp. (a)	20,000	1,559
SXC Health Solutions Corp. (a)	2,893,000	265,814
		312,077
Pharmaceuticals - 3.4%
Abbott Laboratories	1,111,500	68,680
Allergan, Inc.	2,140,000	193,135
Bristol-Myers Squibb Co.	1,424,700	47,499
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(e)	38,594,070	538,773
Endocyte, Inc. (a)(d)	511,041	3,286
Hospira, Inc. (a)	1,985,000	62,051
Johnson & Johnson	83,300	5,200
MAP Pharmaceuticals, Inc. (a)(d)(e)	3,065,443	36,080
Questcor Pharmaceuticals, Inc. (a)(d)	1,880,000	77,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	27,629
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,572,261	321,152
		1,381,468
TOTAL HEALTH CARE		6,880,565
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	1,870,000	104,084
Lockheed Martin Corp.	1,040,100	86,120
The Boeing Co.	2,879,800	200,463
United Technologies Corp.	4,225,000	313,115
		703,782
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,564,000	267,086
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)(e)	19,034,923	99,553
Ryanair Holdings PLC sponsored ADR (a)	940,000	28,858
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	2,548,515	$ 23,013
United Continental Holdings, Inc. (a)	5,865,000	147,622
		299,046
Construction & Engineering - 0.1%
Fluor Corp.	455,000	21,330
Electrical Equipment - 0.4%
Emerson Electric Co.	1,710,000	79,977
Rockwell Automation, Inc. (d)	1,160,000	84,112
		164,089
Industrial Conglomerates - 0.4%
3M Co.	565,000	47,692
Danaher Corp.	2,505,000	130,185
		177,877
Machinery - 1.4%
Caterpillar, Inc.	3,510,000	307,546
Cummins, Inc.	1,760,000	170,632
Deere & Co.	1,035,000	76,455
Rexnord Corp.	587,500	11,633
Westport Innovations, Inc. (a)(d)	693,000	16,916
		583,182
Road & Rail - 0.6%
CSX Corp.	4,065,000	84,918
Norfolk Southern Corp.	665,000	43,571
Union Pacific Corp.	980,000	109,172
		237,661
TOTAL INDUSTRIALS		2,454,053
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)(d)	1,198,031	15,742
F5 Networks, Inc. (a)	405,000	41,909
Infinera Corp. (a)(d)(e)	10,323,181	66,172
Juniper Networks, Inc. (a)	460,000	7,912
Motorola Solutions, Inc.	445,000	21,396
QUALCOMM, Inc.	11,748,400	673,301
Riverbed Technology, Inc. (a)(e)	12,225,204	200,493
		1,026,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.4%
Apple, Inc. (a)	6,195,959	$ 3,579,598
Fusion-io, Inc. (d)(e)	9,011,501	188,160
Hewlett-Packard Co.	960,000	21,773
NetApp, Inc. (a)	1,059,686	31,536
Silicon Graphics International Corp. (a)(d)(e)	3,097,456	18,244
		3,839,311
Electronic Equipment & Components - 0.4%
Corning, Inc.	1,203,000	15,627
Trimble Navigation Ltd. (a)	595,000	28,063
Universal Display Corp. (a)(d)(e)	3,595,914	101,225
		144,915
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	575,000	16,871
Baidu.com, Inc. sponsored ADR (a)	2,570,000	302,669
Dropbox, Inc. (g)	1,105,082	10,000
eBay, Inc. (a)	4,562,200	178,793
Facebook, Inc.:
Class A	2,288,700	67,814
Class B (a)(g)	1,758,114	46,884
Google, Inc. Class A (a)	1,547,448	898,851
LinkedIn Corp. (a)	90,000	8,649
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	49,489
MercadoLibre, Inc.	350,000	24,584
Rackspace Hosting, Inc. (a)	2,805,000	138,763
SINA Corp. (a)(d)	210,000	11,187
Yandex NV	895,000	17,837
YouKu.com, Inc. ADR (a)(d)	1,670,000	39,746
		1,812,137
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	101,047
IBM Corp.	2,989,800	576,732
MasterCard, Inc. Class A	833,000	338,623
Teradata Corp. (a)	1,020,000	67,810
VeriFone Systems, Inc. (a)	1,015,000	36,652
Visa, Inc. Class A	1,889,100	217,624
		1,338,488
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	345,000	11,526
Applied Micro Circuits Corp. (a)(e)	6,116,938	32,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	1,400,000	$ 32,886
ASML Holding NV	1,028,888	47,133
Atmel Corp. (a)	1,060,000	7,420
Broadcom Corp. Class A	2,600,000	84,110
Cree, Inc. (a)(d)(e)	11,615,294	291,195
Cypress Semiconductor Corp. (e)	15,893,240	209,632
Intel Corp.	2,100,000	54,264
KLA-Tencor Corp.	510,000	23,373
Marvell Technology Group Ltd.	1,918,310	24,036
MaxLinear, Inc. Class A (a)	2,354,608	10,549
Mellanox Technologies Ltd. (a)(e)	3,906,124	236,125
NVIDIA Corp. (a)(e)	44,855,384	557,552
Rambus, Inc. (a)(d)(e)	11,457,400	55,110
Samsung Electronics Co. Ltd.	50,000	51,293
Silicon Laboratories, Inc. (a)(e)	4,600,680	158,861
Texas Instruments, Inc.	3,941,000	112,240
Volterra Semiconductor Corp. (a)(e)	2,573,305	71,486
		2,071,455
Software - 10.3%
Activision Blizzard, Inc.	26,035,776	305,660
Adobe Systems, Inc. (a)	668,236	20,749
Citrix Systems, Inc. (a)	2,689,677	196,562
Electronic Arts, Inc. (a)	300,000	4,086
Fortinet, Inc. (a)	354,600	7,535
Guidewire Software, Inc. (d)	1,525,000	39,513
Intuit, Inc.	1,610,000	90,530
Jive Software, Inc. (d)	1,830,400	30,659
Microsoft Corp.	13,230,000	386,184
Oracle Corp.	5,715,000	151,276
QLIK Technologies, Inc. (a)(e)	8,181,676	185,969
Red Hat, Inc. (a)(e)	15,418,586	792,207
salesforce.com, Inc. (a)(e)	10,576,594	1,466,127
SolarWinds, Inc. (a)	2,765,000	126,803
Solera Holdings, Inc.	1,775,051	78,812
Splunk, Inc.	456,300	14,857
TiVo, Inc. (a)(e)	8,374,576	71,519
VMware, Inc. Class A (a)	2,242,533	208,578
		4,177,626
TOTAL INFORMATION TECHNOLOGY		14,410,857
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 2.7%
CF Industries Holdings, Inc.	1,026,785	$ 175,539
Dow Chemical Co.	3,245,000	100,790
E.I. du Pont de Nemours & Co.	3,645,000	175,908
Monsanto Co.	6,844,978	528,432
Potash Corp. of Saskatchewan, Inc.	788,600	31,236
The Mosaic Co.	1,435,000	68,421
		1,080,326
Metals & Mining - 0.7%
Alcoa, Inc.	1,650,000	14,108
Barrick Gold Corp.	54,000	2,122
Fortescue Metals Group Ltd.	16,422,802	73,908
Freeport-McMoRan Copper & Gold, Inc.	3,575,000	114,543
Mongolian Mining Corp. (a)	25,802,500	17,420
Newmont Mining Corp.	1,530,000	72,155
Nucor Corp.	200,000	7,152
		301,408
TOTAL MATERIALS		1,381,734
TOTAL COMMON STOCKS (Cost $28,070,543)		40,466,308
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Ariosa Diagnostics (g)	827,814	5,000
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(g)	2,070,648	12,500
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (g)	2,036,659	10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
		17,162
TOTAL HEALTH CARE		34,662
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 11,231
TOTAL PREFERRED STOCKS (Cost $48,895)		45,893
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	116,136,535	116,137
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,252,980,875	1,252,981
TOTAL MONEY MARKET FUNDS (Cost $1,369,118)		1,369,118
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $29,488,556)		41,881,319
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(1,243,884)
NET ASSETS - 100%		$ 40,637,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,489,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,320,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Ariosa Diagnostics	11/30/11	$ 5,000
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Michael Kors Holdings Ltd.	7/8/11	$ 16,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	15,616
Total	$ 15,681
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 2,734	$ -	$ 2,792	$ -	$ -
Alkermes PLC	155,687	46,945	-	-	203,193
Alnylam Pharmaceuticals, Inc.	21,380	8,827	1,206	-	37,204
Amylin Pharmaceuticals, Inc.	155,977	25,669	-	-	426,306
Applied Micro Circuits Corp.	19,240	24,759	-	-	32,664
Array Biopharma, Inc.	8,733	-	5,093	-	-
BJ's Restaurants, Inc.	89,346	-	89,547	-	-
Cepheid, Inc.	210,518	30,080	19,113	-	237,291
Clovis Oncology, Inc.	8,207	15,100	-	-	24,448
Cree, Inc.	146,571	160,315	-	-	291,195
Cypress Semiconductor Corp.	327,875	-	19,375	-	209,632
Elan Corp. PLC sponsored ADR	461,138	-	52,227	-	538,773
Endocyte, Inc.	19,749	-	5,554	-	-
Exelixis, Inc.	59,143	9,094	-	-	66,917
Fifth & Pacific Companies, Inc.	-	75,688	-	-	78,284
Fossil, Inc.	504,221	67,431	35,789	-	422,286
Francescas Holdings Corp.	28,946	50,442	-	-	87,233
Fresh Market, Inc.	92,130	5,633	-	-	142,305
Fusion-io, Inc.	175,921	102,361	-	-	188,160
Herbalife Ltd.	561,307	58,610	-	6,537	497,178
Home Inns & Hotels Management, Inc. sponsored ADR	113,369	-	14,631	-	63,725
Human Genome Sciences, Inc.	146,243	17,171	-	-	284,819
ICG Group, Inc.	32,503	-	-	-	32,843
ImmunoGen, Inc.	91,441	2,671	-	-	108,146
Immunomedics, Inc.	25,288	-	-	-	24,987
Infinera Corp.	69,850	1,553	-	-	66,172
Insulet Corp.	71,652	-	-	-	71,035
InterMune, Inc.	89,495	-	35,235	-	-
Isis Pharmaceuticals, Inc.	73,887	500	-	-	99,061
JetBlue Airways Corp.	118,182	-	46,695	-	99,553
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
K12, Inc.	$ 23,971	$ 23,700	$ -	$ -	$ 43,182
Lexicon Pharmaceuticals, Inc.	39,495	16,295	-	-	76,601
Lions Gate Entertainment Corp.	51,733	45,831	96,526	-	-
lululemon athletica, Inc.	602,220	-	-	-	880,186
Lumber Liquidators Holdings, Inc.	46,757	-	-	-	80,293
MAP Pharmaceuticals, Inc.	37,692	4,602	-	-	36,080
MaxLinear, Inc. Class A	11,349	-	-	-	-
Mellanox Technologies Ltd.	136,158	999	-	-	236,125
Metabolix, Inc.	15,022	-	1,247	-	5,212
Micromet, Inc.	56,424	-	100,315	-	-
NPS Pharmaceuticals, Inc.	41,857	883	-	-	59,165
NVIDIA Corp.	647,403	149,929	103,906	-	557,552
Pandora Media, Inc.	26,213	109,344	-	-	145,575
Pharmasset, Inc.	974,116	-	967,313	-	-
PrivateBancorp, Inc.	39,048	-	-	81	59,914
QLIK Technologies, Inc.	193,237	35,201	-	-	185,969
Rambus, Inc.	91,430	-	-	-	55,110
Red Hat, Inc.	718,327	48,408	-	-	792,207
Regeneron Pharmaceuticals, Inc.	527,289	12,979	62,080	-	1,147,140
Rigel Pharmaceuticals, Inc.	49,910	-	-	-	48,665
Riverbed Technology, Inc.	367,848	50,092	84,633	-	200,493
salesforce.com, Inc.	1,096,640	161,815	-	-	1,466,127
Seattle Genetics, Inc.	189,210	-	-	-	221,636
Silicon Graphics International Corp.	46,214	-	-	-	18,244
Silicon Image, Inc.	32,167	-	34,392	-	-
Silicon Laboratories, Inc.	198,841	-	-	-	158,861
SodaStream International Ltd.	58,487	681	-	-	61,264
SuccessFactors, Inc.	204,934	-	317,976	-	-
TiVo, Inc.	114,851	-	33,787	-	71,519
Transition Therapeutics, Inc.	3,545	-	-	-	4,548
Universal Display Corp.	57,334	83,702	-	-	101,225
Vera Bradley, Inc.	93,095	-	86,582	-	-
Volterra Semiconductor Corp.	63,046	-	-	-	71,486
Total	$ 10,736,596	$ 1,447,310	$ 2,216,014	$ 6,618	$ 11,117,789
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,819,762	$ 6,761,741	$ 58,021	$ -
Consumer Staples	3,888,128	3,888,128	-	-
Energy	2,809,254	2,809,254	-	-
Financials	1,833,186	1,833,186	-	-
Health Care	6,915,227	6,871,581	8,833	34,813
Industrials	2,454,053	2,454,053	-	-
Information Technology	14,410,857	14,353,973	46,884	10,000
Materials	1,381,734	1,381,734	-	-
Money Market Funds	1,369,118	1,369,118	-	-
Total Investments in Securities:	$ 41,881,319	$ 41,722,768	$ 113,738	$ 44,813
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,266
Total Realized Gain (Loss)	(20,000)
Total Unrealized Gain (Loss)	20,000
Cost of Purchases	22,500
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(43,953)
Ending Balance	$ 44,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,216,851) - See accompanying schedule: Unaffiliated issuers (cost $20,176,470)	$ 29,394,412
Fidelity Central Funds (cost $1,369,118)	1,369,118
Other affiliated issuers (cost $7,942,968)	11,117,789
Total Investments (cost $29,488,556)		$ 41,881,319
Cash		48
Receivable for investments sold		86,105
Receivable for fund shares sold		38,052
Dividends receivable		47,998
Distributions receivable from Fidelity Central Funds		1,330
Prepaid expenses		20
Other receivables		1,004
Total assets		42,055,876

Liabilities
Payable for investments purchased	$ 110,582
Payable for fund shares redeemed	24,355
Accrued management fee	24,726
Other affiliated payables	4,744
Other payables and accrued expenses	1,053
Collateral on securities loaned, at value	1,252,981
Total liabilities		1,418,441

Net Assets		$ 40,637,435
Net Assets consist of:
Paid in capital		$ 27,406,725
Undistributed net investment income		28,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		809,354
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,392,743
Net Assets		$ 40,637,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,819,367 ÷ 267,140 shares)	$ 89.16

Class K: Net Asset Value, offering price and redemption price per share ($13,362,554 ÷ 149,920 shares)	$ 89.13

Class F: Net Asset Value, offering price and redemption price per share ($3,455,514 ÷ 38,768 shares)	$ 89.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,618 earned from other affiliated issuers)		$ 190,045
Interest		4
Income from Fidelity Central Funds (including $15,616 from security lending)		15,681
Total income		205,730

Expenses
Management fee Basic fee	$ 114,833
Performance adjustment	31,558
Transfer agent fees	26,941
Accounting and security lending fees	1,225
Custodian fees and expenses	496
Independent trustees' compensation	127
Appreciation in deferred trustee compensation account	1
Registration fees	234
Audit	48
Legal	55
Interest	12
Miscellaneous	234
Total expenses before reductions	175,764
Expense reductions	(307)	175,457
Net investment income (loss)		30,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,223
Other affiliated issuers	941,460
Foreign currency transactions	(203)
Total net realized gain (loss)		977,480
Change in net unrealized appreciation (depreciation) on: Investment securities	2,064,089
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		2,064,080
Net gain (loss)		3,041,560
Net increase (decrease) in net assets resulting from operations		$ 3,071,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,273	$ 55,998
Net realized gain (loss)	977,480	1,828,298
Change in net unrealized appreciation (depreciation)	2,064,080	753,704
Net increase (decrease) in net assets resulting from operations	3,071,833	2,638,000
Distributions to shareholders from net investment income	(45,344)	(16,269)
Distributions to shareholders from net realized gain	(1,197,704)	-
Total distributions	(1,243,048)	(16,269)
Share transactions - net increase (decrease)	946,109	(336,594)
Total increase (decrease) in net assets	2,774,894	2,285,137

Net Assets
Beginning of period	37,862,541	35,577,404
End of period (including undistributed net investment income of $28,613 and undistributed net investment income of $43,684, respectively)	$ 40,637,435	$ 37,862,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Income from Investment Operations
Net investment income (loss) D	.04	.09	.01	.15	.11	(.06)
Net realized and unrealized gain (loss)	6.59	5.80	13.76	18.44	(35.97)	14.10
Total from investment operations	6.63	5.89	13.77	18.59	(35.86)	14.04
Distributions from net investment income	(.05)	- H	(.12)	(.08)	-	-
Distributions from net realized gain	(2.71)	-	(.01)	-	(.60)	-
Total distributions	(2.76)	- H	(.12) I	(.08)	(.60)	-
Net asset value, end of period	$ 89.16	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Total Return B, C	8.18%	7.42%	20.98%	39.41%	(43.15)%	20.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of fee waivers, if any	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of all reductions	.91% A	.84%	.89%	.93%	.96%	.93%
Net investment income (loss)	.09% A	.10%	.02%	.27%	.15%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 23,819	$ 24,665	$ 27,742	$ 27,204	$ 21,090	$ 36,955
Portfolio turnover rate F	37% A	36%	36%	64%	55%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.21	.13	.27	.11
Net realized and unrealized gain (loss)	6.58	5.80	13.78	18.44	(33.16)
Total from investment operations	6.68	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.71)	-	(.01)	-	-
Total distributions	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 89.13	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	8.26%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.77% A	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.77% A	.70%	.72%	.72%	.81% A
Net investment income (loss)	.23% A	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 13,363	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	37% A	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.13	.26	.17	.16
Net realized and unrealized gain (loss)	6.58	5.79	13.77	10.11
Total from investment operations	6.71	6.05	13.94	10.27
Distributions from net investment income	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.71)	-	(.01)	-
Total distributions	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 89.13	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	8.29%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.72% A	.65%	.67%	.67% A
Expenses net of all reductions	.72% A	.65%	.67%	.67% A
Net investment income (loss)	.28% A	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	37% A	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,247,398
Gross unrealized depreciation	(2,943,622)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,303,776
Tax cost	$ 29,577,543

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,645,427 and $7,900,432, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	23,757.19
Class K	3,184.05
	$ 26,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $172 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 115,781.40%		$ 12

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $29,592. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $390 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $307 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Growth Company	$ 14,166	$ 1,033
Class K	23,929	12,176
Class F	7,249	3,060
Total	$ 45,344	$ 16,269
From net realized gain
Growth Company	$ 768,386	$ -
Class K	341,548	-
Class F	87,770	-
Total	$ 1,197,704	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Growth Company
Shares sold	20,687	51,025	$ 1,880,137	$ 4,388,661
Reinvestment of distributions	9,639	12	763,625	1,012
Shares redeemed	(52,376)	(111,230)	(4,710,582)	(9,554,766)
Net increase (decrease)	(22,050)	(60,193)	$ (2,066,820)	$ (5,165,093)
Class K
Shares sold	37,419	62,815	$ 3,397,206	$ 5,422,105
Reinvestment of distributions	4,618	146	365,477	12,176
Shares redeemed	(15,941)	(21,815)	(1,427,211)	(1,876,905)
Net increase (decrease)	26,096	41,146	$ 2,335,472	$ 3,557,376

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class F
Shares sold	9,848	18,542	$ 874,445	$ 1,585,903
Reinvestment of distributions	1,201	37	95,019	3,060
Shares redeemed	(3,075)	(3,695)	(292,007)	(317,840)
Net increase (decrease)	7,974	14,884	$ 677,457	$ 1,271,123

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GCF-USAN-0712
1.786812.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Growth Company
Fund -
Class F

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Growth Company	.91%
Actual		$ 1,000.00	$ 1,081.80	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.45	$ 4.60
Class K	.77%
Actual		$ 1,000.00	$ 1,082.60	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Class F	.72%
Actual		$ 1,000.00	$ 1,082.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	6.2
salesforce.com, Inc.	3.6	2.9
Regeneron Pharmaceuticals, Inc.	2.8	1.4
Exxon Mobil Corp.	2.4	3.6
Google, Inc. Class A	2.2	3.4
lululemon athletica, Inc.	2.2	1.6
Red Hat, Inc.	1.9	1.9
Discover Financial Services	1.8	1.7
QUALCOMM, Inc.	1.7	1.6
Philip Morris International, Inc.	1.5	1.4
	28.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.5	35.2
Health Care	17.0	15.1
Consumer Discretionary	16.8	14.9
Consumer Staples	9.6	9.5
Energy	6.9	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 99.6%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.3%	** Foreign investments	10.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.2%
Ford Motor Co.	3,645,000	$ 38,491
General Motors Co. (a)	22,800	506
Tesla Motors, Inc. (a)	597,377	17,623
		56,620
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	1,970,000	43,182
Hotels, Restaurants & Leisure - 4.5%
Arcos Dorados Holdings, Inc.	2,114,900	28,593
Buffalo Wild Wings, Inc. (a)	719,900	61,271
Chipotle Mexican Grill, Inc. (a)	471,000	194,556
Ctrip.com International Ltd. sponsored ADR (a)(d)	625,000	11,500
Dunkin' Brands Group, Inc. (d)	2,903,340	94,271
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,975,000	63,725
Hyatt Hotels Corp. Class A (a)	1,948,440	72,073
Las Vegas Sands Corp.	2,685,000	123,993
McDonald's Corp.	5,025,000	448,934
Panera Bread Co. Class A (a)	875,000	128,581
Starbucks Corp.	7,358,400	403,903
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	76,368
Yum! Brands, Inc.	1,890,000	132,980
		1,840,748
Household Durables - 1.7%
Gafisa SA sponsored ADR (d)	1,570,000	3,909
Lennar Corp. Class A (d)	12,900,077	352,043
SodaStream International Ltd. (a)(d)(e)	1,976,272	61,264
Tempur-Pedic International, Inc. (a)	1,220,000	56,376
Toll Brothers, Inc. (a)	8,249,050	225,034
		698,626
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	2,066,000	439,872
Groupon, Inc. Class A (a)(d)	42,790	455
Netflix, Inc. (a)(d)	71,000	4,504
Priceline.com, Inc. (a)	355,000	222,049
		666,880
Media - 0.8%
Comcast Corp. Class A	3,567,500	103,136
Lions Gate Entertainment Corp. (a)(d)	3,464,992	46,154
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)(e)	13,554,469	$ 145,575
Time Warner, Inc.	1,025,650	35,354
		330,219
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	58,039
JCPenney Co., Inc. (d)	9,810,000	257,316
Nordstrom, Inc.	800,000	37,896
Target Corp.	1,340,000	77,599
		430,850
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,660,000	55,676
AutoNation, Inc. (a)(d)	1,050,000	37,821
Bed Bath & Beyond, Inc. (a)	1,300,000	93,925
Francescas Holdings Corp. (a)(d)(e)	3,718,379	87,233
Home Depot, Inc.	5,230,000	258,048
Limited Brands, Inc.	1,460,000	64,766
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	80,293
Tiffany & Co., Inc.	225,000	12,463
Urban Outfitters, Inc. (a)	240,000	6,713
		696,938
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	2,032,200	137,072
Fifth & Pacific Companies, Inc. (a)(e)	6,540,000	78,284
Fossil, Inc. (a)(e)	5,772,092	422,286
lululemon athletica, Inc. (a)(d)(e)	12,117,100	880,186
Michael Kors Holdings Ltd.	5,152,300	202,898
Michael Kors Holdings Ltd. (g)	1,320,193	46,790
NIKE, Inc. Class B	1,719,000	185,961
Tumi Holdings, Inc. (d)	680,650	11,741
Under Armour, Inc. Class A (sub. vtg.) (a)	338,700	34,117
VF Corp.	320,000	45,133
		2,044,468
TOTAL CONSUMER DISCRETIONARY		6,808,531
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Beam, Inc.	1,420,000	85,995
Dr Pepper Snapple Group, Inc.	655,000	27,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	2,810,000	$ 204,006
PepsiCo, Inc.	1,136,640	77,121
The Coca-Cola Co.	6,792,500	507,604
		901,751
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,695,800	146,500
Drogasil SA	1,731,873	16,015
Fresh Market, Inc. (a)(d)(e)	2,448,468	142,305
Wal-Mart Stores, Inc.	4,025,300	264,945
Walgreen Co.	555,000	16,939
Whole Foods Market, Inc.	1,580,000	140,004
		726,708
Food Products - 1.2%
Archer Daniels Midland Co.	1,000,000	31,880
General Mills, Inc.	1,165,600	44,619
Green Mountain Coffee Roasters, Inc. (a)(d)	4,045,612	95,476
Kellogg Co.	965,000	47,073
Mead Johnson Nutrition Co. Class A	1,941,800	156,781
Sara Lee Corp.	685,000	14,317
Smithfield Foods, Inc. (a)	1,615,000	31,767
The Hershey Co.	775,000	51,817
		473,730
Household Products - 0.8%
Church & Dwight Co., Inc.	2,660,000	141,618
Colgate-Palmolive Co.	1,230,000	120,909
Kimberly-Clark Corp.	670,000	53,165
Procter & Gamble Co.	464,483	28,933
		344,625
Personal Products - 1.4%
Avon Products, Inc.	468,615	7,756
Herbalife Ltd. (e)	11,100,210	497,178
Nu Skin Enterprises, Inc. Class A	1,180,000	50,598
		555,532
Tobacco - 2.2%
Altria Group, Inc.	5,785,380	186,231
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	805,000	$ 99,498
Philip Morris International, Inc.	7,100,380	600,053
		885,782
TOTAL CONSUMER STAPLES		3,888,128
ENERGY - 6.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	175,000	14,238
FMC Technologies, Inc. (a)	1,850,000	74,444
Halliburton Co.	3,750,000	112,725
Schlumberger Ltd.	4,949,600	313,062
		514,469
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	2,267,594	138,323
Apache Corp.	780,000	63,476
Chesapeake Energy Corp. (d)	1,905,000	32,195
Chevron Corp.	390,000	38,341
Cobalt International Energy, Inc. (a)	70,900	1,606
Concho Resources, Inc. (a)	1,205,000	105,727
Continental Resources, Inc. (a)(d)	1,130,000	82,332
Devon Energy Corp.	880,000	52,378
EOG Resources, Inc.	1,070,000	106,251
Exxon Mobil Corp.	12,275,000	965,183
Hess Corp.	660,000	28,842
Noble Energy, Inc.	320,000	27,027
Occidental Petroleum Corp.	3,105,000	246,133
Peabody Energy Corp.	530,000	12,381
Pioneer Natural Resources Co.	1,275,000	123,293
Plains Exploration & Production Co. (a)	3,970,000	142,086
Range Resources Corp.	1,158,689	66,555
Southwestern Energy Co. (a)	97,461	2,732
Valero Energy Corp.	2,840,000	59,924
		2,294,785
TOTAL ENERGY		2,809,254
FINANCIALS - 4.5%
Capital Markets - 0.4%
Charles Schwab Corp.	5,384,975	67,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	45,000	$ 4,806
ICG Group, Inc. (a)(e)	3,775,000	32,843
T. Rowe Price Group, Inc.	915,000	52,695
		157,441
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,515,000	66,100
HDFC Bank Ltd. sponsored ADR	2,770,000	77,449
ICICI Bank Ltd. sponsored ADR	1,205,000	33,921
Itau Unibanco Banco Multiplo SA sponsored ADR	1,625,000	23,514
PrivateBancorp, Inc. (e)	4,067,500	59,914
Signature Bank (a)	656,885	40,339
Wells Fargo & Co.	2,752,300	88,211
		389,448
Consumer Finance - 2.0%
American Express Co.	1,832,548	102,311
Discover Financial Services	22,125,444	732,573
		834,884
Diversified Financial Services - 1.0%
Bank of America Corp.	6,175,000	45,386
BM&F Bovespa SA	23,879,772	113,073
Citigroup, Inc.	1,497,380	39,696
JPMorgan Chase & Co.	6,180,000	204,867
		403,022
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	48,391
TOTAL FINANCIALS		1,833,186
HEALTH CARE - 16.9%
Biotechnology - 10.9%
Acadia Pharmaceuticals, Inc. (a)(d)	1,164,844	1,607
Alexion Pharmaceuticals, Inc. (a)	6,474,060	586,356
Alkermes PLC (a)(e)	13,008,514	203,193
Alnylam Pharmaceuticals, Inc. (a)(e)	3,633,250	37,204
Amylin Pharmaceuticals, Inc. (a)(e)	16,080,955	426,306
Array Biopharma, Inc. (a)	2,443,770	7,942
AVEO Pharmaceuticals, Inc. (a)	680,600	8,664
Biogen Idec, Inc. (a)	1,700,000	222,275
Celgene Corp. (a)	1,146,744	78,265
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)(e)	6,272,555	$ 237,291
Clovis Oncology, Inc. (d)(e)	1,372,700	24,448
Exelixis, Inc. (a)(d)(e)	14,452,881	66,917
Gilead Sciences, Inc. (a)	3,020,000	150,849
Halozyme Therapeutics, Inc. (a)	1,890,000	14,440
Human Genome Sciences, Inc. (a)(e)	20,911,837	284,819
ImmunoGen, Inc. (a)(d)(e)	7,719,195	108,146
Immunomedics, Inc. (a)(d)(e)	7,526,150	24,987
Incyte Corp. (a)(d)	695,000	14,810
InterMune, Inc. (a)(d)	2,348,117	24,491
Ironwood Pharmaceuticals, Inc. Class A (a)	3,695,000	44,044
Isis Pharmaceuticals, Inc. (a)(e)	10,016,251	99,061
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	48,176,503	76,601
Merrimack Pharmaceuticals, Inc.	1,197,696	8,228
Merrimack Pharmaceuticals, Inc. (g)	1,428,572	8,833
Metabolix, Inc. (a)(d)(e)	2,605,799	5,212
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	22,822
NPS Pharmaceuticals, Inc. (a)(e)	7,498,738	59,165
Regeneron Pharmaceuticals, Inc. (a)(e)	8,456,613	1,147,140
Rigel Pharmaceuticals, Inc. (a)(e)	6,549,836	48,665
Seattle Genetics, Inc. (a)(d)(e)	11,377,629	221,636
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,548
Vertex Pharmaceuticals, Inc. (a)	3,009,767	180,706
		4,449,671
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	675,000	21,080
Baxter International, Inc.	505,000	25,563
DexCom, Inc. (a)	480,000	5,160
Edwards Lifesciences Corp. (a)	810,000	69,150
Genmark Diagnostics, Inc. (a)	91,853	413
Insulet Corp. (a)(e)	3,856,400	71,035
Medtronic, Inc.	754,964	27,813
St. Jude Medical, Inc.	834,200	32,050
		252,264
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	485,000	20,069
Catalyst Health Solutions, Inc. (a)	440,000	38,223
Express Scripts Holding Co. (a)	496,303	25,902
Humana, Inc.	840,000	64,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,905,000	$ 166,268
UnitedHealth Group, Inc.	3,056,400	170,455
		485,085
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	615,000	44,704
Cerner Corp. (a)	20,000	1,559
SXC Health Solutions Corp. (a)	2,893,000	265,814
		312,077
Pharmaceuticals - 3.4%
Abbott Laboratories	1,111,500	68,680
Allergan, Inc.	2,140,000	193,135
Bristol-Myers Squibb Co.	1,424,700	47,499
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(e)	38,594,070	538,773
Endocyte, Inc. (a)(d)	511,041	3,286
Hospira, Inc. (a)	1,985,000	62,051
Johnson & Johnson	83,300	5,200
MAP Pharmaceuticals, Inc. (a)(d)(e)	3,065,443	36,080
Questcor Pharmaceuticals, Inc. (a)(d)	1,880,000	77,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	27,629
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,572,261	321,152
		1,381,468
TOTAL HEALTH CARE		6,880,565
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	1,870,000	104,084
Lockheed Martin Corp.	1,040,100	86,120
The Boeing Co.	2,879,800	200,463
United Technologies Corp.	4,225,000	313,115
		703,782
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,564,000	267,086
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)(e)	19,034,923	99,553
Ryanair Holdings PLC sponsored ADR (a)	940,000	28,858
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	2,548,515	$ 23,013
United Continental Holdings, Inc. (a)	5,865,000	147,622
		299,046
Construction & Engineering - 0.1%
Fluor Corp.	455,000	21,330
Electrical Equipment - 0.4%
Emerson Electric Co.	1,710,000	79,977
Rockwell Automation, Inc. (d)	1,160,000	84,112
		164,089
Industrial Conglomerates - 0.4%
3M Co.	565,000	47,692
Danaher Corp.	2,505,000	130,185
		177,877
Machinery - 1.4%
Caterpillar, Inc.	3,510,000	307,546
Cummins, Inc.	1,760,000	170,632
Deere & Co.	1,035,000	76,455
Rexnord Corp.	587,500	11,633
Westport Innovations, Inc. (a)(d)	693,000	16,916
		583,182
Road & Rail - 0.6%
CSX Corp.	4,065,000	84,918
Norfolk Southern Corp.	665,000	43,571
Union Pacific Corp.	980,000	109,172
		237,661
TOTAL INDUSTRIALS		2,454,053
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)(d)	1,198,031	15,742
F5 Networks, Inc. (a)	405,000	41,909
Infinera Corp. (a)(d)(e)	10,323,181	66,172
Juniper Networks, Inc. (a)	460,000	7,912
Motorola Solutions, Inc.	445,000	21,396
QUALCOMM, Inc.	11,748,400	673,301
Riverbed Technology, Inc. (a)(e)	12,225,204	200,493
		1,026,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.4%
Apple, Inc. (a)	6,195,959	$ 3,579,598
Fusion-io, Inc. (d)(e)	9,011,501	188,160
Hewlett-Packard Co.	960,000	21,773
NetApp, Inc. (a)	1,059,686	31,536
Silicon Graphics International Corp. (a)(d)(e)	3,097,456	18,244
		3,839,311
Electronic Equipment & Components - 0.4%
Corning, Inc.	1,203,000	15,627
Trimble Navigation Ltd. (a)	595,000	28,063
Universal Display Corp. (a)(d)(e)	3,595,914	101,225
		144,915
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	575,000	16,871
Baidu.com, Inc. sponsored ADR (a)	2,570,000	302,669
Dropbox, Inc. (g)	1,105,082	10,000
eBay, Inc. (a)	4,562,200	178,793
Facebook, Inc.:
Class A	2,288,700	67,814
Class B (a)(g)	1,758,114	46,884
Google, Inc. Class A (a)	1,547,448	898,851
LinkedIn Corp. (a)	90,000	8,649
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	49,489
MercadoLibre, Inc.	350,000	24,584
Rackspace Hosting, Inc. (a)	2,805,000	138,763
SINA Corp. (a)(d)	210,000	11,187
Yandex NV	895,000	17,837
YouKu.com, Inc. ADR (a)(d)	1,670,000	39,746
		1,812,137
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	101,047
IBM Corp.	2,989,800	576,732
MasterCard, Inc. Class A	833,000	338,623
Teradata Corp. (a)	1,020,000	67,810
VeriFone Systems, Inc. (a)	1,015,000	36,652
Visa, Inc. Class A	1,889,100	217,624
		1,338,488
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	345,000	11,526
Applied Micro Circuits Corp. (a)(e)	6,116,938	32,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	1,400,000	$ 32,886
ASML Holding NV	1,028,888	47,133
Atmel Corp. (a)	1,060,000	7,420
Broadcom Corp. Class A	2,600,000	84,110
Cree, Inc. (a)(d)(e)	11,615,294	291,195
Cypress Semiconductor Corp. (e)	15,893,240	209,632
Intel Corp.	2,100,000	54,264
KLA-Tencor Corp.	510,000	23,373
Marvell Technology Group Ltd.	1,918,310	24,036
MaxLinear, Inc. Class A (a)	2,354,608	10,549
Mellanox Technologies Ltd. (a)(e)	3,906,124	236,125
NVIDIA Corp. (a)(e)	44,855,384	557,552
Rambus, Inc. (a)(d)(e)	11,457,400	55,110
Samsung Electronics Co. Ltd.	50,000	51,293
Silicon Laboratories, Inc. (a)(e)	4,600,680	158,861
Texas Instruments, Inc.	3,941,000	112,240
Volterra Semiconductor Corp. (a)(e)	2,573,305	71,486
		2,071,455
Software - 10.3%
Activision Blizzard, Inc.	26,035,776	305,660
Adobe Systems, Inc. (a)	668,236	20,749
Citrix Systems, Inc. (a)	2,689,677	196,562
Electronic Arts, Inc. (a)	300,000	4,086
Fortinet, Inc. (a)	354,600	7,535
Guidewire Software, Inc. (d)	1,525,000	39,513
Intuit, Inc.	1,610,000	90,530
Jive Software, Inc. (d)	1,830,400	30,659
Microsoft Corp.	13,230,000	386,184
Oracle Corp.	5,715,000	151,276
QLIK Technologies, Inc. (a)(e)	8,181,676	185,969
Red Hat, Inc. (a)(e)	15,418,586	792,207
salesforce.com, Inc. (a)(e)	10,576,594	1,466,127
SolarWinds, Inc. (a)	2,765,000	126,803
Solera Holdings, Inc.	1,775,051	78,812
Splunk, Inc.	456,300	14,857
TiVo, Inc. (a)(e)	8,374,576	71,519
VMware, Inc. Class A (a)	2,242,533	208,578
		4,177,626
TOTAL INFORMATION TECHNOLOGY		14,410,857
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 2.7%
CF Industries Holdings, Inc.	1,026,785	$ 175,539
Dow Chemical Co.	3,245,000	100,790
E.I. du Pont de Nemours & Co.	3,645,000	175,908
Monsanto Co.	6,844,978	528,432
Potash Corp. of Saskatchewan, Inc.	788,600	31,236
The Mosaic Co.	1,435,000	68,421
		1,080,326
Metals & Mining - 0.7%
Alcoa, Inc.	1,650,000	14,108
Barrick Gold Corp.	54,000	2,122
Fortescue Metals Group Ltd.	16,422,802	73,908
Freeport-McMoRan Copper & Gold, Inc.	3,575,000	114,543
Mongolian Mining Corp. (a)	25,802,500	17,420
Newmont Mining Corp.	1,530,000	72,155
Nucor Corp.	200,000	7,152
		301,408
TOTAL MATERIALS		1,381,734
TOTAL COMMON STOCKS (Cost $28,070,543)		40,466,308
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Ariosa Diagnostics (g)	827,814	5,000
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(g)	2,070,648	12,500
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (g)	2,036,659	10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
		17,162
TOTAL HEALTH CARE		34,662
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 11,231
TOTAL PREFERRED STOCKS (Cost $48,895)		45,893
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	116,136,535	116,137
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,252,980,875	1,252,981
TOTAL MONEY MARKET FUNDS (Cost $1,369,118)		1,369,118
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $29,488,556)		41,881,319
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(1,243,884)
NET ASSETS - 100%		$ 40,637,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,489,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,320,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Ariosa Diagnostics	11/30/11	$ 5,000
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Michael Kors Holdings Ltd.	7/8/11	$ 16,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	15,616
Total	$ 15,681
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 2,734	$ -	$ 2,792	$ -	$ -
Alkermes PLC	155,687	46,945	-	-	203,193
Alnylam Pharmaceuticals, Inc.	21,380	8,827	1,206	-	37,204
Amylin Pharmaceuticals, Inc.	155,977	25,669	-	-	426,306
Applied Micro Circuits Corp.	19,240	24,759	-	-	32,664
Array Biopharma, Inc.	8,733	-	5,093	-	-
BJ's Restaurants, Inc.	89,346	-	89,547	-	-
Cepheid, Inc.	210,518	30,080	19,113	-	237,291
Clovis Oncology, Inc.	8,207	15,100	-	-	24,448
Cree, Inc.	146,571	160,315	-	-	291,195
Cypress Semiconductor Corp.	327,875	-	19,375	-	209,632
Elan Corp. PLC sponsored ADR	461,138	-	52,227	-	538,773
Endocyte, Inc.	19,749	-	5,554	-	-
Exelixis, Inc.	59,143	9,094	-	-	66,917
Fifth & Pacific Companies, Inc.	-	75,688	-	-	78,284
Fossil, Inc.	504,221	67,431	35,789	-	422,286
Francescas Holdings Corp.	28,946	50,442	-	-	87,233
Fresh Market, Inc.	92,130	5,633	-	-	142,305
Fusion-io, Inc.	175,921	102,361	-	-	188,160
Herbalife Ltd.	561,307	58,610	-	6,537	497,178
Home Inns & Hotels Management, Inc. sponsored ADR	113,369	-	14,631	-	63,725
Human Genome Sciences, Inc.	146,243	17,171	-	-	284,819
ICG Group, Inc.	32,503	-	-	-	32,843
ImmunoGen, Inc.	91,441	2,671	-	-	108,146
Immunomedics, Inc.	25,288	-	-	-	24,987
Infinera Corp.	69,850	1,553	-	-	66,172
Insulet Corp.	71,652	-	-	-	71,035
InterMune, Inc.	89,495	-	35,235	-	-
Isis Pharmaceuticals, Inc.	73,887	500	-	-	99,061
JetBlue Airways Corp.	118,182	-	46,695	-	99,553
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
K12, Inc.	$ 23,971	$ 23,700	$ -	$ -	$ 43,182
Lexicon Pharmaceuticals, Inc.	39,495	16,295	-	-	76,601
Lions Gate Entertainment Corp.	51,733	45,831	96,526	-	-
lululemon athletica, Inc.	602,220	-	-	-	880,186
Lumber Liquidators Holdings, Inc.	46,757	-	-	-	80,293
MAP Pharmaceuticals, Inc.	37,692	4,602	-	-	36,080
MaxLinear, Inc. Class A	11,349	-	-	-	-
Mellanox Technologies Ltd.	136,158	999	-	-	236,125
Metabolix, Inc.	15,022	-	1,247	-	5,212
Micromet, Inc.	56,424	-	100,315	-	-
NPS Pharmaceuticals, Inc.	41,857	883	-	-	59,165
NVIDIA Corp.	647,403	149,929	103,906	-	557,552
Pandora Media, Inc.	26,213	109,344	-	-	145,575
Pharmasset, Inc.	974,116	-	967,313	-	-
PrivateBancorp, Inc.	39,048	-	-	81	59,914
QLIK Technologies, Inc.	193,237	35,201	-	-	185,969
Rambus, Inc.	91,430	-	-	-	55,110
Red Hat, Inc.	718,327	48,408	-	-	792,207
Regeneron Pharmaceuticals, Inc.	527,289	12,979	62,080	-	1,147,140
Rigel Pharmaceuticals, Inc.	49,910	-	-	-	48,665
Riverbed Technology, Inc.	367,848	50,092	84,633	-	200,493
salesforce.com, Inc.	1,096,640	161,815	-	-	1,466,127
Seattle Genetics, Inc.	189,210	-	-	-	221,636
Silicon Graphics International Corp.	46,214	-	-	-	18,244
Silicon Image, Inc.	32,167	-	34,392	-	-
Silicon Laboratories, Inc.	198,841	-	-	-	158,861
SodaStream International Ltd.	58,487	681	-	-	61,264
SuccessFactors, Inc.	204,934	-	317,976	-	-
TiVo, Inc.	114,851	-	33,787	-	71,519
Transition Therapeutics, Inc.	3,545	-	-	-	4,548
Universal Display Corp.	57,334	83,702	-	-	101,225
Vera Bradley, Inc.	93,095	-	86,582	-	-
Volterra Semiconductor Corp.	63,046	-	-	-	71,486
Total	$ 10,736,596	$ 1,447,310	$ 2,216,014	$ 6,618	$ 11,117,789
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,819,762	$ 6,761,741	$ 58,021	$ -
Consumer Staples	3,888,128	3,888,128	-	-
Energy	2,809,254	2,809,254	-	-
Financials	1,833,186	1,833,186	-	-
Health Care	6,915,227	6,871,581	8,833	34,813
Industrials	2,454,053	2,454,053	-	-
Information Technology	14,410,857	14,353,973	46,884	10,000
Materials	1,381,734	1,381,734	-	-
Money Market Funds	1,369,118	1,369,118	-	-
Total Investments in Securities:	$ 41,881,319	$ 41,722,768	$ 113,738	$ 44,813
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,266
Total Realized Gain (Loss)	(20,000)
Total Unrealized Gain (Loss)	20,000
Cost of Purchases	22,500
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(43,953)
Ending Balance	$ 44,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,216,851) - See accompanying schedule: Unaffiliated issuers (cost $20,176,470)	$ 29,394,412
Fidelity Central Funds (cost $1,369,118)	1,369,118
Other affiliated issuers (cost $7,942,968)	11,117,789
Total Investments (cost $29,488,556)		$ 41,881,319
Cash		48
Receivable for investments sold		86,105
Receivable for fund shares sold		38,052
Dividends receivable		47,998
Distributions receivable from Fidelity Central Funds		1,330
Prepaid expenses		20
Other receivables		1,004
Total assets		42,055,876

Liabilities
Payable for investments purchased	$ 110,582
Payable for fund shares redeemed	24,355
Accrued management fee	24,726
Other affiliated payables	4,744
Other payables and accrued expenses	1,053
Collateral on securities loaned, at value	1,252,981
Total liabilities		1,418,441

Net Assets		$ 40,637,435
Net Assets consist of:
Paid in capital		$ 27,406,725
Undistributed net investment income		28,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		809,354
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,392,743
Net Assets		$ 40,637,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,819,367 ÷ 267,140 shares)	$ 89.16

Class K: Net Asset Value, offering price and redemption price per share ($13,362,554 ÷ 149,920 shares)	$ 89.13

Class F: Net Asset Value, offering price and redemption price per share ($3,455,514 ÷ 38,768 shares)	$ 89.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,618 earned from other affiliated issuers)		$ 190,045
Interest		4
Income from Fidelity Central Funds (including $15,616 from security lending)		15,681
Total income		205,730

Expenses
Management fee Basic fee	$ 114,833
Performance adjustment	31,558
Transfer agent fees	26,941
Accounting and security lending fees	1,225
Custodian fees and expenses	496
Independent trustees' compensation	127
Appreciation in deferred trustee compensation account	1
Registration fees	234
Audit	48
Legal	55
Interest	12
Miscellaneous	234
Total expenses before reductions	175,764
Expense reductions	(307)	175,457
Net investment income (loss)		30,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,223
Other affiliated issuers	941,460
Foreign currency transactions	(203)
Total net realized gain (loss)		977,480
Change in net unrealized appreciation (depreciation) on: Investment securities	2,064,089
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		2,064,080
Net gain (loss)		3,041,560
Net increase (decrease) in net assets resulting from operations		$ 3,071,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,273	$ 55,998
Net realized gain (loss)	977,480	1,828,298
Change in net unrealized appreciation (depreciation)	2,064,080	753,704
Net increase (decrease) in net assets resulting from operations	3,071,833	2,638,000
Distributions to shareholders from net investment income	(45,344)	(16,269)
Distributions to shareholders from net realized gain	(1,197,704)	-
Total distributions	(1,243,048)	(16,269)
Share transactions - net increase (decrease)	946,109	(336,594)
Total increase (decrease) in net assets	2,774,894	2,285,137

Net Assets
Beginning of period	37,862,541	35,577,404
End of period (including undistributed net investment income of $28,613 and undistributed net investment income of $43,684, respectively)	$ 40,637,435	$ 37,862,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Income from Investment Operations
Net investment income (loss) D	.04	.09	.01	.15	.11	(.06)
Net realized and unrealized gain (loss)	6.59	5.80	13.76	18.44	(35.97)	14.10
Total from investment operations	6.63	5.89	13.77	18.59	(35.86)	14.04
Distributions from net investment income	(.05)	- H	(.12)	(.08)	-	-
Distributions from net realized gain	(2.71)	-	(.01)	-	(.60)	-
Total distributions	(2.76)	- H	(.12) I	(.08)	(.60)	-
Net asset value, end of period	$ 89.16	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Total Return B, C	8.18%	7.42%	20.98%	39.41%	(43.15)%	20.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of fee waivers, if any	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of all reductions	.91% A	.84%	.89%	.93%	.96%	.93%
Net investment income (loss)	.09% A	.10%	.02%	.27%	.15%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 23,819	$ 24,665	$ 27,742	$ 27,204	$ 21,090	$ 36,955
Portfolio turnover rate F	37% A	36%	36%	64%	55%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.21	.13	.27	.11
Net realized and unrealized gain (loss)	6.58	5.80	13.78	18.44	(33.16)
Total from investment operations	6.68	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.71)	-	(.01)	-	-
Total distributions	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 89.13	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	8.26%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.77% A	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.77% A	.70%	.72%	.72%	.81% A
Net investment income (loss)	.23% A	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 13,363	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	37% A	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.13	.26	.17	.16
Net realized and unrealized gain (loss)	6.58	5.79	13.77	10.11
Total from investment operations	6.71	6.05	13.94	10.27
Distributions from net investment income	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.71)	-	(.01)	-
Total distributions	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 89.13	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	8.29%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.72% A	.65%	.67%	.67% A
Expenses net of all reductions	.72% A	.65%	.67%	.67% A
Net investment income (loss)	.28% A	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	37% A	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,247,398
Gross unrealized depreciation	(2,943,622)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,303,776
Tax cost	$ 29,577,543

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,645,427 and $7,900,432, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	23,757.19
Class K	3,184.05
	$ 26,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $172 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 115,781.40%		$ 12

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $29,592. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $390 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $307 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Growth Company	$ 14,166	$ 1,033
Class K	23,929	12,176
Class F	7,249	3,060
Total	$ 45,344	$ 16,269
From net realized gain
Growth Company	$ 768,386	$ -
Class K	341,548	-
Class F	87,770	-
Total	$ 1,197,704	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Growth Company
Shares sold	20,687	51,025	$ 1,880,137	$ 4,388,661
Reinvestment of distributions	9,639	12	763,625	1,012
Shares redeemed	(52,376)	(111,230)	(4,710,582)	(9,554,766)
Net increase (decrease)	(22,050)	(60,193)	$ (2,066,820)	$ (5,165,093)
Class K
Shares sold	37,419	62,815	$ 3,397,206	$ 5,422,105
Reinvestment of distributions	4,618	146	365,477	12,176
Shares redeemed	(15,941)	(21,815)	(1,427,211)	(1,876,905)
Net increase (decrease)	26,096	41,146	$ 2,335,472	$ 3,557,376

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class F
Shares sold	9,848	18,542	$ 874,445	$ 1,585,903
Reinvestment of distributions	1,201	37	95,019	3,060
Shares redeemed	(3,075)	(3,695)	(292,007)	(317,840)
Net increase (decrease)	7,974	14,884	$ 677,457	$ 1,271,123

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

GCF-F-SANN-0712
1.891791.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Growth Company
Fund -
Class K

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Growth Company	.91%
Actual		$ 1,000.00	$ 1,081.80	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.45	$ 4.60
Class K	.77%
Actual		$ 1,000.00	$ 1,082.60	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Class F	.72%
Actual		$ 1,000.00	$ 1,082.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.40	$ 3.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	6.2
salesforce.com, Inc.	3.6	2.9
Regeneron Pharmaceuticals, Inc.	2.8	1.4
Exxon Mobil Corp.	2.4	3.6
Google, Inc. Class A	2.2	3.4
lululemon athletica, Inc.	2.2	1.6
Red Hat, Inc.	1.9	1.9
Discover Financial Services	1.8	1.7
QUALCOMM, Inc.	1.7	1.6
Philip Morris International, Inc.	1.5	1.4
	28.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.5	35.2
Health Care	17.0	15.1
Consumer Discretionary	16.8	14.9
Consumer Staples	9.6	9.5
Energy	6.9	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 99.6%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.3%	** Foreign investments	10.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.2%
Ford Motor Co.	3,645,000	$ 38,491
General Motors Co. (a)	22,800	506
Tesla Motors, Inc. (a)	597,377	17,623
		56,620
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	1,970,000	43,182
Hotels, Restaurants & Leisure - 4.5%
Arcos Dorados Holdings, Inc.	2,114,900	28,593
Buffalo Wild Wings, Inc. (a)	719,900	61,271
Chipotle Mexican Grill, Inc. (a)	471,000	194,556
Ctrip.com International Ltd. sponsored ADR (a)(d)	625,000	11,500
Dunkin' Brands Group, Inc. (d)	2,903,340	94,271
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,975,000	63,725
Hyatt Hotels Corp. Class A (a)	1,948,440	72,073
Las Vegas Sands Corp.	2,685,000	123,993
McDonald's Corp.	5,025,000	448,934
Panera Bread Co. Class A (a)	875,000	128,581
Starbucks Corp.	7,358,400	403,903
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	76,368
Yum! Brands, Inc.	1,890,000	132,980
		1,840,748
Household Durables - 1.7%
Gafisa SA sponsored ADR (d)	1,570,000	3,909
Lennar Corp. Class A (d)	12,900,077	352,043
SodaStream International Ltd. (a)(d)(e)	1,976,272	61,264
Tempur-Pedic International, Inc. (a)	1,220,000	56,376
Toll Brothers, Inc. (a)	8,249,050	225,034
		698,626
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	2,066,000	439,872
Groupon, Inc. Class A (a)(d)	42,790	455
Netflix, Inc. (a)(d)	71,000	4,504
Priceline.com, Inc. (a)	355,000	222,049
		666,880
Media - 0.8%
Comcast Corp. Class A	3,567,500	103,136
Lions Gate Entertainment Corp. (a)(d)	3,464,992	46,154
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)(e)	13,554,469	$ 145,575
Time Warner, Inc.	1,025,650	35,354
		330,219
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	58,039
JCPenney Co., Inc. (d)	9,810,000	257,316
Nordstrom, Inc.	800,000	37,896
Target Corp.	1,340,000	77,599
		430,850
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,660,000	55,676
AutoNation, Inc. (a)(d)	1,050,000	37,821
Bed Bath & Beyond, Inc. (a)	1,300,000	93,925
Francescas Holdings Corp. (a)(d)(e)	3,718,379	87,233
Home Depot, Inc.	5,230,000	258,048
Limited Brands, Inc.	1,460,000	64,766
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	80,293
Tiffany & Co., Inc.	225,000	12,463
Urban Outfitters, Inc. (a)	240,000	6,713
		696,938
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	2,032,200	137,072
Fifth & Pacific Companies, Inc. (a)(e)	6,540,000	78,284
Fossil, Inc. (a)(e)	5,772,092	422,286
lululemon athletica, Inc. (a)(d)(e)	12,117,100	880,186
Michael Kors Holdings Ltd.	5,152,300	202,898
Michael Kors Holdings Ltd. (g)	1,320,193	46,790
NIKE, Inc. Class B	1,719,000	185,961
Tumi Holdings, Inc. (d)	680,650	11,741
Under Armour, Inc. Class A (sub. vtg.) (a)	338,700	34,117
VF Corp.	320,000	45,133
		2,044,468
TOTAL CONSUMER DISCRETIONARY		6,808,531
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Beam, Inc.	1,420,000	85,995
Dr Pepper Snapple Group, Inc.	655,000	27,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	2,810,000	$ 204,006
PepsiCo, Inc.	1,136,640	77,121
The Coca-Cola Co.	6,792,500	507,604
		901,751
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,695,800	146,500
Drogasil SA	1,731,873	16,015
Fresh Market, Inc. (a)(d)(e)	2,448,468	142,305
Wal-Mart Stores, Inc.	4,025,300	264,945
Walgreen Co.	555,000	16,939
Whole Foods Market, Inc.	1,580,000	140,004
		726,708
Food Products - 1.2%
Archer Daniels Midland Co.	1,000,000	31,880
General Mills, Inc.	1,165,600	44,619
Green Mountain Coffee Roasters, Inc. (a)(d)	4,045,612	95,476
Kellogg Co.	965,000	47,073
Mead Johnson Nutrition Co. Class A	1,941,800	156,781
Sara Lee Corp.	685,000	14,317
Smithfield Foods, Inc. (a)	1,615,000	31,767
The Hershey Co.	775,000	51,817
		473,730
Household Products - 0.8%
Church & Dwight Co., Inc.	2,660,000	141,618
Colgate-Palmolive Co.	1,230,000	120,909
Kimberly-Clark Corp.	670,000	53,165
Procter & Gamble Co.	464,483	28,933
		344,625
Personal Products - 1.4%
Avon Products, Inc.	468,615	7,756
Herbalife Ltd. (e)	11,100,210	497,178
Nu Skin Enterprises, Inc. Class A	1,180,000	50,598
		555,532
Tobacco - 2.2%
Altria Group, Inc.	5,785,380	186,231
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	805,000	$ 99,498
Philip Morris International, Inc.	7,100,380	600,053
		885,782
TOTAL CONSUMER STAPLES		3,888,128
ENERGY - 6.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	175,000	14,238
FMC Technologies, Inc. (a)	1,850,000	74,444
Halliburton Co.	3,750,000	112,725
Schlumberger Ltd.	4,949,600	313,062
		514,469
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	2,267,594	138,323
Apache Corp.	780,000	63,476
Chesapeake Energy Corp. (d)	1,905,000	32,195
Chevron Corp.	390,000	38,341
Cobalt International Energy, Inc. (a)	70,900	1,606
Concho Resources, Inc. (a)	1,205,000	105,727
Continental Resources, Inc. (a)(d)	1,130,000	82,332
Devon Energy Corp.	880,000	52,378
EOG Resources, Inc.	1,070,000	106,251
Exxon Mobil Corp.	12,275,000	965,183
Hess Corp.	660,000	28,842
Noble Energy, Inc.	320,000	27,027
Occidental Petroleum Corp.	3,105,000	246,133
Peabody Energy Corp.	530,000	12,381
Pioneer Natural Resources Co.	1,275,000	123,293
Plains Exploration & Production Co. (a)	3,970,000	142,086
Range Resources Corp.	1,158,689	66,555
Southwestern Energy Co. (a)	97,461	2,732
Valero Energy Corp.	2,840,000	59,924
		2,294,785
TOTAL ENERGY		2,809,254
FINANCIALS - 4.5%
Capital Markets - 0.4%
Charles Schwab Corp.	5,384,975	67,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	45,000	$ 4,806
ICG Group, Inc. (a)(e)	3,775,000	32,843
T. Rowe Price Group, Inc.	915,000	52,695
		157,441
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,515,000	66,100
HDFC Bank Ltd. sponsored ADR	2,770,000	77,449
ICICI Bank Ltd. sponsored ADR	1,205,000	33,921
Itau Unibanco Banco Multiplo SA sponsored ADR	1,625,000	23,514
PrivateBancorp, Inc. (e)	4,067,500	59,914
Signature Bank (a)	656,885	40,339
Wells Fargo & Co.	2,752,300	88,211
		389,448
Consumer Finance - 2.0%
American Express Co.	1,832,548	102,311
Discover Financial Services	22,125,444	732,573
		834,884
Diversified Financial Services - 1.0%
Bank of America Corp.	6,175,000	45,386
BM&F Bovespa SA	23,879,772	113,073
Citigroup, Inc.	1,497,380	39,696
JPMorgan Chase & Co.	6,180,000	204,867
		403,022
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	48,391
TOTAL FINANCIALS		1,833,186
HEALTH CARE - 16.9%
Biotechnology - 10.9%
Acadia Pharmaceuticals, Inc. (a)(d)	1,164,844	1,607
Alexion Pharmaceuticals, Inc. (a)	6,474,060	586,356
Alkermes PLC (a)(e)	13,008,514	203,193
Alnylam Pharmaceuticals, Inc. (a)(e)	3,633,250	37,204
Amylin Pharmaceuticals, Inc. (a)(e)	16,080,955	426,306
Array Biopharma, Inc. (a)	2,443,770	7,942
AVEO Pharmaceuticals, Inc. (a)	680,600	8,664
Biogen Idec, Inc. (a)	1,700,000	222,275
Celgene Corp. (a)	1,146,744	78,265
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)(e)	6,272,555	$ 237,291
Clovis Oncology, Inc. (d)(e)	1,372,700	24,448
Exelixis, Inc. (a)(d)(e)	14,452,881	66,917
Gilead Sciences, Inc. (a)	3,020,000	150,849
Halozyme Therapeutics, Inc. (a)	1,890,000	14,440
Human Genome Sciences, Inc. (a)(e)	20,911,837	284,819
ImmunoGen, Inc. (a)(d)(e)	7,719,195	108,146
Immunomedics, Inc. (a)(d)(e)	7,526,150	24,987
Incyte Corp. (a)(d)	695,000	14,810
InterMune, Inc. (a)(d)	2,348,117	24,491
Ironwood Pharmaceuticals, Inc. Class A (a)	3,695,000	44,044
Isis Pharmaceuticals, Inc. (a)(e)	10,016,251	99,061
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	48,176,503	76,601
Merrimack Pharmaceuticals, Inc.	1,197,696	8,228
Merrimack Pharmaceuticals, Inc. (g)	1,428,572	8,833
Metabolix, Inc. (a)(d)(e)	2,605,799	5,212
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	22,822
NPS Pharmaceuticals, Inc. (a)(e)	7,498,738	59,165
Regeneron Pharmaceuticals, Inc. (a)(e)	8,456,613	1,147,140
Rigel Pharmaceuticals, Inc. (a)(e)	6,549,836	48,665
Seattle Genetics, Inc. (a)(d)(e)	11,377,629	221,636
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,548
Vertex Pharmaceuticals, Inc. (a)	3,009,767	180,706
		4,449,671
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	675,000	21,080
Baxter International, Inc.	505,000	25,563
DexCom, Inc. (a)	480,000	5,160
Edwards Lifesciences Corp. (a)	810,000	69,150
Genmark Diagnostics, Inc. (a)	91,853	413
Insulet Corp. (a)(e)	3,856,400	71,035
Medtronic, Inc.	754,964	27,813
St. Jude Medical, Inc.	834,200	32,050
		252,264
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	485,000	20,069
Catalyst Health Solutions, Inc. (a)	440,000	38,223
Express Scripts Holding Co. (a)	496,303	25,902
Humana, Inc.	840,000	64,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,905,000	$ 166,268
UnitedHealth Group, Inc.	3,056,400	170,455
		485,085
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	615,000	44,704
Cerner Corp. (a)	20,000	1,559
SXC Health Solutions Corp. (a)	2,893,000	265,814
		312,077
Pharmaceuticals - 3.4%
Abbott Laboratories	1,111,500	68,680
Allergan, Inc.	2,140,000	193,135
Bristol-Myers Squibb Co.	1,424,700	47,499
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(e)	38,594,070	538,773
Endocyte, Inc. (a)(d)	511,041	3,286
Hospira, Inc. (a)	1,985,000	62,051
Johnson & Johnson	83,300	5,200
MAP Pharmaceuticals, Inc. (a)(d)(e)	3,065,443	36,080
Questcor Pharmaceuticals, Inc. (a)(d)	1,880,000	77,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	27,629
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,572,261	321,152
		1,381,468
TOTAL HEALTH CARE		6,880,565
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	1,870,000	104,084
Lockheed Martin Corp.	1,040,100	86,120
The Boeing Co.	2,879,800	200,463
United Technologies Corp.	4,225,000	313,115
		703,782
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,564,000	267,086
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)(e)	19,034,923	99,553
Ryanair Holdings PLC sponsored ADR (a)	940,000	28,858
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	2,548,515	$ 23,013
United Continental Holdings, Inc. (a)	5,865,000	147,622
		299,046
Construction & Engineering - 0.1%
Fluor Corp.	455,000	21,330
Electrical Equipment - 0.4%
Emerson Electric Co.	1,710,000	79,977
Rockwell Automation, Inc. (d)	1,160,000	84,112
		164,089
Industrial Conglomerates - 0.4%
3M Co.	565,000	47,692
Danaher Corp.	2,505,000	130,185
		177,877
Machinery - 1.4%
Caterpillar, Inc.	3,510,000	307,546
Cummins, Inc.	1,760,000	170,632
Deere & Co.	1,035,000	76,455
Rexnord Corp.	587,500	11,633
Westport Innovations, Inc. (a)(d)	693,000	16,916
		583,182
Road & Rail - 0.6%
CSX Corp.	4,065,000	84,918
Norfolk Southern Corp.	665,000	43,571
Union Pacific Corp.	980,000	109,172
		237,661
TOTAL INDUSTRIALS		2,454,053
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)(d)	1,198,031	15,742
F5 Networks, Inc. (a)	405,000	41,909
Infinera Corp. (a)(d)(e)	10,323,181	66,172
Juniper Networks, Inc. (a)	460,000	7,912
Motorola Solutions, Inc.	445,000	21,396
QUALCOMM, Inc.	11,748,400	673,301
Riverbed Technology, Inc. (a)(e)	12,225,204	200,493
		1,026,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.4%
Apple, Inc. (a)	6,195,959	$ 3,579,598
Fusion-io, Inc. (d)(e)	9,011,501	188,160
Hewlett-Packard Co.	960,000	21,773
NetApp, Inc. (a)	1,059,686	31,536
Silicon Graphics International Corp. (a)(d)(e)	3,097,456	18,244
		3,839,311
Electronic Equipment & Components - 0.4%
Corning, Inc.	1,203,000	15,627
Trimble Navigation Ltd. (a)	595,000	28,063
Universal Display Corp. (a)(d)(e)	3,595,914	101,225
		144,915
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	575,000	16,871
Baidu.com, Inc. sponsored ADR (a)	2,570,000	302,669
Dropbox, Inc. (g)	1,105,082	10,000
eBay, Inc. (a)	4,562,200	178,793
Facebook, Inc.:
Class A	2,288,700	67,814
Class B (a)(g)	1,758,114	46,884
Google, Inc. Class A (a)	1,547,448	898,851
LinkedIn Corp. (a)	90,000	8,649
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	49,489
MercadoLibre, Inc.	350,000	24,584
Rackspace Hosting, Inc. (a)	2,805,000	138,763
SINA Corp. (a)(d)	210,000	11,187
Yandex NV	895,000	17,837
YouKu.com, Inc. ADR (a)(d)	1,670,000	39,746
		1,812,137
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	101,047
IBM Corp.	2,989,800	576,732
MasterCard, Inc. Class A	833,000	338,623
Teradata Corp. (a)	1,020,000	67,810
VeriFone Systems, Inc. (a)	1,015,000	36,652
Visa, Inc. Class A	1,889,100	217,624
		1,338,488
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	345,000	11,526
Applied Micro Circuits Corp. (a)(e)	6,116,938	32,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	1,400,000	$ 32,886
ASML Holding NV	1,028,888	47,133
Atmel Corp. (a)	1,060,000	7,420
Broadcom Corp. Class A	2,600,000	84,110
Cree, Inc. (a)(d)(e)	11,615,294	291,195
Cypress Semiconductor Corp. (e)	15,893,240	209,632
Intel Corp.	2,100,000	54,264
KLA-Tencor Corp.	510,000	23,373
Marvell Technology Group Ltd.	1,918,310	24,036
MaxLinear, Inc. Class A (a)	2,354,608	10,549
Mellanox Technologies Ltd. (a)(e)	3,906,124	236,125
NVIDIA Corp. (a)(e)	44,855,384	557,552
Rambus, Inc. (a)(d)(e)	11,457,400	55,110
Samsung Electronics Co. Ltd.	50,000	51,293
Silicon Laboratories, Inc. (a)(e)	4,600,680	158,861
Texas Instruments, Inc.	3,941,000	112,240
Volterra Semiconductor Corp. (a)(e)	2,573,305	71,486
		2,071,455
Software - 10.3%
Activision Blizzard, Inc.	26,035,776	305,660
Adobe Systems, Inc. (a)	668,236	20,749
Citrix Systems, Inc. (a)	2,689,677	196,562
Electronic Arts, Inc. (a)	300,000	4,086
Fortinet, Inc. (a)	354,600	7,535
Guidewire Software, Inc. (d)	1,525,000	39,513
Intuit, Inc.	1,610,000	90,530
Jive Software, Inc. (d)	1,830,400	30,659
Microsoft Corp.	13,230,000	386,184
Oracle Corp.	5,715,000	151,276
QLIK Technologies, Inc. (a)(e)	8,181,676	185,969
Red Hat, Inc. (a)(e)	15,418,586	792,207
salesforce.com, Inc. (a)(e)	10,576,594	1,466,127
SolarWinds, Inc. (a)	2,765,000	126,803
Solera Holdings, Inc.	1,775,051	78,812
Splunk, Inc.	456,300	14,857
TiVo, Inc. (a)(e)	8,374,576	71,519
VMware, Inc. Class A (a)	2,242,533	208,578
		4,177,626
TOTAL INFORMATION TECHNOLOGY		14,410,857
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 2.7%
CF Industries Holdings, Inc.	1,026,785	$ 175,539
Dow Chemical Co.	3,245,000	100,790
E.I. du Pont de Nemours & Co.	3,645,000	175,908
Monsanto Co.	6,844,978	528,432
Potash Corp. of Saskatchewan, Inc.	788,600	31,236
The Mosaic Co.	1,435,000	68,421
		1,080,326
Metals & Mining - 0.7%
Alcoa, Inc.	1,650,000	14,108
Barrick Gold Corp.	54,000	2,122
Fortescue Metals Group Ltd.	16,422,802	73,908
Freeport-McMoRan Copper & Gold, Inc.	3,575,000	114,543
Mongolian Mining Corp. (a)	25,802,500	17,420
Newmont Mining Corp.	1,530,000	72,155
Nucor Corp.	200,000	7,152
		301,408
TOTAL MATERIALS		1,381,734
TOTAL COMMON STOCKS (Cost $28,070,543)		40,466,308
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Ariosa Diagnostics (g)	827,814	5,000
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(g)	2,070,648	12,500
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (g)	2,036,659	10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
		17,162
TOTAL HEALTH CARE		34,662
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 11,231
TOTAL PREFERRED STOCKS (Cost $48,895)		45,893
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	116,136,535	116,137
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,252,980,875	1,252,981
TOTAL MONEY MARKET FUNDS (Cost $1,369,118)		1,369,118
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $29,488,556)		41,881,319
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(1,243,884)
NET ASSETS - 100%		$ 40,637,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,489,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,320,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Ariosa Diagnostics	11/30/11	$ 5,000
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Michael Kors Holdings Ltd.	7/8/11	$ 16,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	15,616
Total	$ 15,681
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 2,734	$ -	$ 2,792	$ -	$ -
Alkermes PLC	155,687	46,945	-	-	203,193
Alnylam Pharmaceuticals, Inc.	21,380	8,827	1,206	-	37,204
Amylin Pharmaceuticals, Inc.	155,977	25,669	-	-	426,306
Applied Micro Circuits Corp.	19,240	24,759	-	-	32,664
Array Biopharma, Inc.	8,733	-	5,093	-	-
BJ's Restaurants, Inc.	89,346	-	89,547	-	-
Cepheid, Inc.	210,518	30,080	19,113	-	237,291
Clovis Oncology, Inc.	8,207	15,100	-	-	24,448
Cree, Inc.	146,571	160,315	-	-	291,195
Cypress Semiconductor Corp.	327,875	-	19,375	-	209,632
Elan Corp. PLC sponsored ADR	461,138	-	52,227	-	538,773
Endocyte, Inc.	19,749	-	5,554	-	-
Exelixis, Inc.	59,143	9,094	-	-	66,917
Fifth & Pacific Companies, Inc.	-	75,688	-	-	78,284
Fossil, Inc.	504,221	67,431	35,789	-	422,286
Francescas Holdings Corp.	28,946	50,442	-	-	87,233
Fresh Market, Inc.	92,130	5,633	-	-	142,305
Fusion-io, Inc.	175,921	102,361	-	-	188,160
Herbalife Ltd.	561,307	58,610	-	6,537	497,178
Home Inns & Hotels Management, Inc. sponsored ADR	113,369	-	14,631	-	63,725
Human Genome Sciences, Inc.	146,243	17,171	-	-	284,819
ICG Group, Inc.	32,503	-	-	-	32,843
ImmunoGen, Inc.	91,441	2,671	-	-	108,146
Immunomedics, Inc.	25,288	-	-	-	24,987
Infinera Corp.	69,850	1,553	-	-	66,172
Insulet Corp.	71,652	-	-	-	71,035
InterMune, Inc.	89,495	-	35,235	-	-
Isis Pharmaceuticals, Inc.	73,887	500	-	-	99,061
JetBlue Airways Corp.	118,182	-	46,695	-	99,553
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
K12, Inc.	$ 23,971	$ 23,700	$ -	$ -	$ 43,182
Lexicon Pharmaceuticals, Inc.	39,495	16,295	-	-	76,601
Lions Gate Entertainment Corp.	51,733	45,831	96,526	-	-
lululemon athletica, Inc.	602,220	-	-	-	880,186
Lumber Liquidators Holdings, Inc.	46,757	-	-	-	80,293
MAP Pharmaceuticals, Inc.	37,692	4,602	-	-	36,080
MaxLinear, Inc. Class A	11,349	-	-	-	-
Mellanox Technologies Ltd.	136,158	999	-	-	236,125
Metabolix, Inc.	15,022	-	1,247	-	5,212
Micromet, Inc.	56,424	-	100,315	-	-
NPS Pharmaceuticals, Inc.	41,857	883	-	-	59,165
NVIDIA Corp.	647,403	149,929	103,906	-	557,552
Pandora Media, Inc.	26,213	109,344	-	-	145,575
Pharmasset, Inc.	974,116	-	967,313	-	-
PrivateBancorp, Inc.	39,048	-	-	81	59,914
QLIK Technologies, Inc.	193,237	35,201	-	-	185,969
Rambus, Inc.	91,430	-	-	-	55,110
Red Hat, Inc.	718,327	48,408	-	-	792,207
Regeneron Pharmaceuticals, Inc.	527,289	12,979	62,080	-	1,147,140
Rigel Pharmaceuticals, Inc.	49,910	-	-	-	48,665
Riverbed Technology, Inc.	367,848	50,092	84,633	-	200,493
salesforce.com, Inc.	1,096,640	161,815	-	-	1,466,127
Seattle Genetics, Inc.	189,210	-	-	-	221,636
Silicon Graphics International Corp.	46,214	-	-	-	18,244
Silicon Image, Inc.	32,167	-	34,392	-	-
Silicon Laboratories, Inc.	198,841	-	-	-	158,861
SodaStream International Ltd.	58,487	681	-	-	61,264
SuccessFactors, Inc.	204,934	-	317,976	-	-
TiVo, Inc.	114,851	-	33,787	-	71,519
Transition Therapeutics, Inc.	3,545	-	-	-	4,548
Universal Display Corp.	57,334	83,702	-	-	101,225
Vera Bradley, Inc.	93,095	-	86,582	-	-
Volterra Semiconductor Corp.	63,046	-	-	-	71,486
Total	$ 10,736,596	$ 1,447,310	$ 2,216,014	$ 6,618	$ 11,117,789
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,819,762	$ 6,761,741	$ 58,021	$ -
Consumer Staples	3,888,128	3,888,128	-	-
Energy	2,809,254	2,809,254	-	-
Financials	1,833,186	1,833,186	-	-
Health Care	6,915,227	6,871,581	8,833	34,813
Industrials	2,454,053	2,454,053	-	-
Information Technology	14,410,857	14,353,973	46,884	10,000
Materials	1,381,734	1,381,734	-	-
Money Market Funds	1,369,118	1,369,118	-	-
Total Investments in Securities:	$ 41,881,319	$ 41,722,768	$ 113,738	$ 44,813
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,266
Total Realized Gain (Loss)	(20,000)
Total Unrealized Gain (Loss)	20,000
Cost of Purchases	22,500
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(43,953)
Ending Balance	$ 44,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,216,851) - See accompanying schedule: Unaffiliated issuers (cost $20,176,470)	$ 29,394,412
Fidelity Central Funds (cost $1,369,118)	1,369,118
Other affiliated issuers (cost $7,942,968)	11,117,789
Total Investments (cost $29,488,556)		$ 41,881,319
Cash		48
Receivable for investments sold		86,105
Receivable for fund shares sold		38,052
Dividends receivable		47,998
Distributions receivable from Fidelity Central Funds		1,330
Prepaid expenses		20
Other receivables		1,004
Total assets		42,055,876

Liabilities
Payable for investments purchased	$ 110,582
Payable for fund shares redeemed	24,355
Accrued management fee	24,726
Other affiliated payables	4,744
Other payables and accrued expenses	1,053
Collateral on securities loaned, at value	1,252,981
Total liabilities		1,418,441

Net Assets		$ 40,637,435
Net Assets consist of:
Paid in capital		$ 27,406,725
Undistributed net investment income		28,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		809,354
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,392,743
Net Assets		$ 40,637,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,819,367 ÷ 267,140 shares)	$ 89.16

Class K: Net Asset Value, offering price and redemption price per share ($13,362,554 ÷ 149,920 shares)	$ 89.13

Class F: Net Asset Value, offering price and redemption price per share ($3,455,514 ÷ 38,768 shares)	$ 89.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,618 earned from other affiliated issuers)		$ 190,045
Interest		4
Income from Fidelity Central Funds (including $15,616 from security lending)		15,681
Total income		205,730

Expenses
Management fee Basic fee	$ 114,833
Performance adjustment	31,558
Transfer agent fees	26,941
Accounting and security lending fees	1,225
Custodian fees and expenses	496
Independent trustees' compensation	127
Appreciation in deferred trustee compensation account	1
Registration fees	234
Audit	48
Legal	55
Interest	12
Miscellaneous	234
Total expenses before reductions	175,764
Expense reductions	(307)	175,457
Net investment income (loss)		30,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,223
Other affiliated issuers	941,460
Foreign currency transactions	(203)
Total net realized gain (loss)		977,480
Change in net unrealized appreciation (depreciation) on: Investment securities	2,064,089
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		2,064,080
Net gain (loss)		3,041,560
Net increase (decrease) in net assets resulting from operations		$ 3,071,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,273	$ 55,998
Net realized gain (loss)	977,480	1,828,298
Change in net unrealized appreciation (depreciation)	2,064,080	753,704
Net increase (decrease) in net assets resulting from operations	3,071,833	2,638,000
Distributions to shareholders from net investment income	(45,344)	(16,269)
Distributions to shareholders from net realized gain	(1,197,704)	-
Total distributions	(1,243,048)	(16,269)
Share transactions - net increase (decrease)	946,109	(336,594)
Total increase (decrease) in net assets	2,774,894	2,285,137

Net Assets
Beginning of period	37,862,541	35,577,404
End of period (including undistributed net investment income of $28,613 and undistributed net investment income of $43,684, respectively)	$ 40,637,435	$ 37,862,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Income from Investment Operations
Net investment income (loss) D	.04	.09	.01	.15	.11	(.06)
Net realized and unrealized gain (loss)	6.59	5.80	13.76	18.44	(35.97)	14.10
Total from investment operations	6.63	5.89	13.77	18.59	(35.86)	14.04
Distributions from net investment income	(.05)	- H	(.12)	(.08)	-	-
Distributions from net realized gain	(2.71)	-	(.01)	-	(.60)	-
Total distributions	(2.76)	- H	(.12) I	(.08)	(.60)	-
Net asset value, end of period	$ 89.16	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Total Return B, C	8.18%	7.42%	20.98%	39.41%	(43.15)%	20.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of fee waivers, if any	.91% A	.84%	.89%	.93%	.97%	.94%
Expenses net of all reductions	.91% A	.84%	.89%	.93%	.96%	.93%
Net investment income (loss)	.09% A	.10%	.02%	.27%	.15%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 23,819	$ 24,665	$ 27,742	$ 27,204	$ 21,090	$ 36,955
Portfolio turnover rate F	37% A	36%	36%	64%	55%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.21	.13	.27	.11
Net realized and unrealized gain (loss)	6.58	5.80	13.78	18.44	(33.16)
Total from investment operations	6.68	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.71)	-	(.01)	-	-
Total distributions	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 89.13	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	8.26%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.77% A	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.77% A	.70%	.72%	.72%	.81% A
Net investment income (loss)	.23% A	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 13,363	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	37% A	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.13	.26	.17	.16
Net realized and unrealized gain (loss)	6.58	5.79	13.77	10.11
Total from investment operations	6.71	6.05	13.94	10.27
Distributions from net investment income	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.71)	-	(.01)	-
Total distributions	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 89.13	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	8.29%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.72% A	.65%	.67%	.67% A
Expenses net of all reductions	.72% A	.65%	.67%	.67% A
Net investment income (loss)	.28% A	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	37% A	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,247,398
Gross unrealized depreciation	(2,943,622)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,303,776
Tax cost	$ 29,577,543

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,645,427 and $7,900,432, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	23,757.19
Class K	3,184.05
	$ 26,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $172 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 115,781.40%		$ 12

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $29,592. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $390 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $307 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Growth Company	$ 14,166	$ 1,033
Class K	23,929	12,176
Class F	7,249	3,060
Total	$ 45,344	$ 16,269
From net realized gain
Growth Company	$ 768,386	$ -
Class K	341,548	-
Class F	87,770	-
Total	$ 1,197,704	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Growth Company
Shares sold	20,687	51,025	$ 1,880,137	$ 4,388,661
Reinvestment of distributions	9,639	12	763,625	1,012
Shares redeemed	(52,376)	(111,230)	(4,710,582)	(9,554,766)
Net increase (decrease)	(22,050)	(60,193)	$ (2,066,820)	$ (5,165,093)
Class K
Shares sold	37,419	62,815	$ 3,397,206	$ 5,422,105
Reinvestment of distributions	4,618	146	365,477	12,176
Shares redeemed	(15,941)	(21,815)	(1,427,211)	(1,876,905)
Net increase (decrease)	26,096	41,146	$ 2,335,472	$ 3,557,376

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class F
Shares sold	9,848	18,542	$ 874,445	$ 1,585,903
Reinvestment of distributions	1,201	37	95,019	3,060
Shares redeemed	(3,075)	(3,695)	(292,007)	(317,840)
Net increase (decrease)	7,974	14,884	$ 677,457	$ 1,271,123

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

GCF-K-USAN-0712
1.863216.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
New Millennium Fund®

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	1.00%	$ 1,000.00	$ 1,052.40	$ 5.13
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.00	$ 5.05

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	4.8
Wells Fargo & Co.	2.7	1.9
IBM Corp.	2.6	2.8
Apple, Inc.	2.5	3.6
Procter & Gamble Co.	2.0	2.3
Pfizer, Inc.	2.0	2.0
Chevron Corp.	1.9	2.1
Google, Inc. Class A	1.5	1.0
Cisco Systems, Inc.	1.3	0.0
Comcast Corp. Class A	1.3	1.0
	22.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	22.4
Health Care	17.2	15.4
Financials	12.6	10.0
Consumer Discretionary	11.8	11.7
Consumer Staples	10.0	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 94.3%		Stocks 95.8%
	Convertible Securities 0.4%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	9.9%	** Foreign investments	10.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	179,500	$ 5,295
Distributors - 0.3%
Pool Corp.	172,300	6,370
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc.	279,800	3,783
Bravo Brio Restaurant Group, Inc. (a)	288,000	4,729
Jubilant Foodworks Ltd. (a)	232,999	5,312
McDonald's Corp.	213,500	19,074
Texas Roadhouse, Inc. Class A	250,000	4,545
		37,443
Household Durables - 1.1%
D.R. Horton, Inc.	488,100	8,102
Toll Brothers, Inc. (a)	216,500	5,906
Tupperware Brands Corp.	150,500	8,135
		22,143
Internet & Catalog Retail - 0.3%
Rakuten, Inc.	4,778	5,108
Leisure Equipment & Products - 0.6%
Amer Group PLC (A Shares)	250,000	2,890
Brunswick Corp.	379,442	8,310
		11,200
Media - 4.2%
Aegis Group PLC	1,164,000	2,925
Comcast Corp. Class A	846,100	24,461
Discovery Communications, Inc. (a)	125,000	6,263
Grupo Televisa SA de CV (CPO) sponsored ADR	200,000	3,798
Legend Pictures LLC (a)(g)(h)	697	745
The Walt Disney Co.	437,500	19,998
Time Warner, Inc.	348,700	12,020
Viacom, Inc. Class B (non-vtg.)	206,400	9,851
		80,061
Multiline Retail - 0.3%
Dollar General Corp. (a)	110,000	5,380
Specialty Retail - 2.4%
Lithia Motors, Inc. Class A (sub. vtg.)	300,000	7,326
Lowe's Companies, Inc.	494,200	13,205
MarineMax, Inc. (a)	612,982	5,909
Penske Automotive Group, Inc.	208,700	5,130
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PT ACE Hardware Indonesia Tbk	5,205,000	$ 3,045
Sally Beauty Holdings, Inc. (a)	418,500	11,061
		45,676
TOTAL CONSUMER DISCRETIONARY		218,676
CONSUMER STAPLES - 10.0%
Beverages - 1.5%
Beam, Inc.	360,300	21,820
Monster Beverage Corp. (a)	100,000	7,260
		29,080
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	95,300	8,445
Food Products - 2.1%
Annie's, Inc.	156,800	6,296
Green Mountain Coffee Roasters, Inc. (a)(d)	474,592	11,200
Kraft Foods, Inc. Class A	389,300	14,899
Sara Lee Corp.	351,800	7,353
		39,748
Household Products - 3.6%
Church & Dwight Co., Inc.	140,000	7,454
Colgate-Palmolive Co.	192,000	18,874
LG Household & Health Care Ltd.	8,117	4,016
Procter & Gamble Co.	611,000	38,059
		68,403
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	139,500	5,982
Prestige Brands Holdings, Inc. (a)	300,000	4,119
		10,101
Tobacco - 1.8%
Altria Group, Inc.	532,000	17,125
British American Tobacco PLC sponsored ADR	148,700	13,990
Philip Morris CR A/S	3,300	1,772
		32,887
TOTAL CONSUMER STAPLES		188,664
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.0%
Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc. (d)	116,000	$ 6,749
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	185,800	11,334
Cabot Oil & Gas Corp.	131,400	4,276
Chevron Corp.	359,800	35,372
Concho Resources, Inc. (a)	47,800	4,194
EV Energy Partners LP	170,100	8,723
Exxon Mobil Corp.	1,075,977	84,602
Noble Energy, Inc.	54,800	4,628
Plains Exploration & Production Co. (a)	168,700	6,038
Southwestern Energy Co. (a)	150,600	4,221
		163,388
TOTAL ENERGY		170,137
FINANCIALS - 12.6%
Capital Markets - 0.6%
E*TRADE Financial Corp. (a)	400,000	3,396
ICAP PLC	898,000	4,727
Manning & Napier, Inc.	285,217	3,962
		12,085
Commercial Banks - 6.0%
Alliance Financial Corp. (e)	260,476	8,176
Bank of the Ozarks, Inc.	166,700	4,841
First Niagara Financial Group, Inc.	1,155,900	9,328
First Republic Bank (a)	163,900	5,146
FirstMerit Corp.	432,300	6,874
U.S. Bancorp	555,000	17,266
Webster Financial Corp.	248,800	5,043
Wells Fargo & Co.	1,615,500	51,777
West Coast Bancorp (a)	275,000	5,170
		113,621
Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	539,000	17,868
KKR Financial Holdings LLC	1,819,000	15,261
New Academy Holding Co. LLC unit (g)(h)	66,000	7,529
		40,658
Insurance - 1.8%
Arch Capital Group Ltd. (a)	248,700	9,508
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	15,300	$ 6,029
Fidelity National Financial, Inc. Class A	315,000	5,935
The Chubb Corp.	162,300	11,697
		33,169
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	223,600	7,305
MFA Financial, Inc.	654,700	4,989
Two Harbors Investment Corp.	1,186,800	12,272
		24,566
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)(d)	1,423,000	3,614
Ocwen Financial Corp. (a)	424,900	6,811
Radian Group, Inc. (d)	1,769,923	4,389
		14,814
TOTAL FINANCIALS		238,913
HEALTH CARE - 17.2%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	90,100	8,160
Alkermes PLC (a)	74,500	1,164
Amgen, Inc.	221,780	15,418
ARIAD Pharmaceuticals, Inc. (a)	473,000	7,838
AVEO Pharmaceuticals, Inc. (a)	143,800	1,831
BioMarin Pharmaceutical, Inc. (a)	351,700	12,535
Clovis Oncology, Inc. (d)	206,300	3,674
Dynavax Technologies Corp. (a)	1,099,242	4,144
Infinity Pharmaceuticals, Inc. (a)	325,000	4,228
Isis Pharmaceuticals, Inc. (a)	234,400	2,318
Merrimack Pharmaceuticals, Inc.	56,200	386
Neurocrine Biosciences, Inc. (a)	833,570	5,577
Synageva BioPharma Corp. (a)	215,000	8,387
Theravance, Inc. (a)(d)	393,400	8,139
ZIOPHARM Oncology, Inc. (a)(d)	583,400	2,999
		86,798
Health Care Equipment & Supplies - 2.1%
Covidien PLC	211,200	10,936
HeartWare International, Inc. CDI (a)	9,041,641	20,433
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mako Surgical Corp. (a)(d)	219,326	$ 4,981
Volcano Corp. (a)	100,000	2,859
		39,209
Health Care Providers & Services - 4.0%
Air Methods Corp. (a)	92,200	8,404
Brookdale Senior Living, Inc. (a)	348,900	5,753
Capital Senior Living Corp. (a)	583,800	5,768
Corvel Corp. (a)	53,538	2,379
Emeritus Corp. (a)	200,915	3,056
Health Net, Inc. (a)	212,000	5,431
Henry Schein, Inc. (a)	77,600	5,766
HMS Holdings Corp. (a)	150,000	4,019
MWI Veterinary Supply, Inc. (a)	28,278	2,628
Quest Diagnostics, Inc.	94,300	5,366
UnitedHealth Group, Inc.	344,700	19,224
WellPoint, Inc.	131,800	8,882
		76,676
Health Care Technology - 0.2%
HealthStream, Inc. (a)	200,000	4,224
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(d)	219,200	9,439
Pharmaceuticals - 5.8%
Eli Lilly & Co.	424,700	17,391
GlaxoSmithKline PLC	643,000	14,248
Impax Laboratories, Inc. (a)	277,800	5,759
Novo Nordisk A/S Series B sponsored ADR	34,100	4,562
Optimer Pharmaceuticals, Inc. (a)	325,900	4,869
Perrigo Co.	69,500	7,220
Pfizer, Inc.	1,736,000	37,966
Shire PLC sponsored ADR	110,700	9,344
ViroPharma, Inc. (a)	429,000	8,640
		109,999
TOTAL HEALTH CARE		326,345
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
Precision Castparts Corp.	53,300	8,859
Raytheon Co.	249,600	12,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	440,400	$ 10,407
TransDigm Group, Inc. (a)	124,200	15,277
		47,103
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	86,700	5,051
Hub Group, Inc. Class A (a)	129,016	4,510
United Parcel Service, Inc. Class B	212,100	15,895
		25,456
Building Products - 1.1%
Lennox International, Inc.	125,300	5,374
Masco Corp.	400,000	5,068
Owens Corning (a)	215,400	6,647
Universal Forest Products, Inc.	117,700	4,431
		21,520
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	160,200	9,944
Interface, Inc.	381,300	4,839
The Geo Group, Inc. (a)	191,100	4,158
		18,941
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	235,300	2,511
Machinery - 0.3%
Fanuc Corp.	35,000	6,015
Professional Services - 2.8%
Acacia Research Corp. (h)	319,000	9,982
Acacia Research Corp. - Acacia Technologies (a)	368,808	12,823
Advisory Board Co. (a)	70,400	6,820
IHS, Inc. Class A (a)	62,000	6,137
Kforce, Inc. (a)	314,200	4,188
Michael Page International PLC	860,311	4,734
Qualicorp SA	441,000	3,761
Robert Half International, Inc.	140,600	3,996
		52,441
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	60,000	3,428
Kansas City Southern	107,900	7,119
		10,547
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	200,300	$ 3,319
TOTAL INDUSTRIALS		187,853
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. (a)	974,600	4,532
Cisco Systems, Inc.	1,526,800	24,933
		29,465
Computers & Peripherals - 2.5%
Apple, Inc. (a)	80,600	46,565
Electronic Equipment & Components - 0.7%
Fabrinet (a)	200,870	2,342
Measurement Specialties, Inc. (a)	259,400	8,475
Universal Display Corp. (a)(d)	66,200	1,864
		12,681
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	306,700	8,999
Blinkx PLC (a)	5,765,200	3,679
Cornerstone OnDemand, Inc. (a)	426,500	8,551
Demandware, Inc. (d)	146,800	4,567
Google, Inc. Class A (a)	48,000	27,881
Open Text Corp. (a)	70,600	3,414
SciQuest, Inc. (a)	326,800	5,144
VeriSign, Inc.	243,000	9,290
		71,525
IT Services - 5.2%
Accenture PLC Class A	162,500	9,279
Cardtronics, Inc. (a)	126,800	3,553
Cognizant Technology Solutions Corp. Class A (a)	131,400	7,654
Fidelity National Information Services, Inc.	192,000	6,294
IBM Corp.	256,600	49,498
MasterCard, Inc. Class A	29,300	11,911
Teradata Corp. (a)	100,000	6,648
VeriFone Systems, Inc. (a)	102,500	3,701
		98,538
Semiconductors & Semiconductor Equipment - 0.6%
Samsung Electronics Co. Ltd.	11,857	12,164
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.0%
Aspen Technology, Inc. (a)	286,200	$ 6,325
Callidus Software, Inc. (a)	701,300	3,499
Check Point Software Technologies Ltd. (a)	86,200	4,417
Citrix Systems, Inc. (a)	104,400	7,630
Concur Technologies, Inc. (a)(d)	143,600	8,882
Informatica Corp. (a)	88,000	3,646
Kenexa Corp. (a)	195,434	5,701
MICROS Systems, Inc. (a)	76,500	4,036
NICE Systems Ltd. sponsored ADR (a)	126,900	4,705
Nuance Communications, Inc. (a)	316,800	6,555
Red Hat, Inc. (a)	153,000	7,861
TIBCO Software, Inc. (a)	276,600	7,399
Trion World Network, Inc. warrants 8/10/17 (a)(h)	28,652	0
VMware, Inc. Class A (a)	55,000	5,116
		75,772
TOTAL INFORMATION TECHNOLOGY		346,710
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	346,945	3,275
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	382,200	10,239
UTILITIES - 4.9%
Electric Utilities - 3.8%
Duke Energy Corp.	664,800	14,612
Edison International	178,400	8,021
FirstEnergy Corp.	232,900	10,897
NextEra Energy, Inc.	243,300	15,897
PPL Corp.	254,200	6,957
Southern Co.	348,900	16,018
		72,402
Multi-Utilities - 1.1%
Alliant Energy Corp.	124,200	5,426
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	708,500	$ 12,328
YTL Corp. Bhd	6,305,640	3,658
		21,412
TOTAL UTILITIES		93,814
TOTAL COMMON STOCKS (Cost $1,569,424)		1,784,626
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1:
8.00%	128,191	655
8.00%	9,156	47
8.00%	9,157	47
		749
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	910,747	3,898
Series C-1, 8.00% (a)(h)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		4,954
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	87,925	4,530
TOTAL PREFERRED STOCKS (Cost $12,838)		9,484
Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h)	$ 1,193	$ 1,237
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	20	20
9% 11/18/13	20	20
9% 12/2/13	281	281
		321
TOTAL CORPORATE BONDS (Cost $1,558)		1,558
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	102,095,200	102,095
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	35,970,949	35,971
TOTAL MONEY MARKET FUNDS (Cost $138,066)		138,066
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,721,886)		1,933,734
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(37,568)
NET ASSETS - 100%		$ 1,896,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,698,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 11,723
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 1,237
Legend Pictures LLC	9/23/10	$ 523
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity Securities Lending Cash Central Fund	163
Total	$ 211
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Financial Corp.	$ 7,721	$ -	$ -	$ 161	$ 8,176
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 223,955	$ 207,008	$ 15,453	$ 1,494
Consumer Staples	188,664	188,664	-	-
Energy	170,137	170,137	-	-
Financials	238,913	226,657	4,727	7,529
Health Care	326,345	312,097	14,248	-
Industrials	187,853	167,122	20,731	-
Information Technology	350,915	343,031	3,679	4,205
Materials	3,275	3,275	-	-
Telecommunication Services	10,239	10,239	-	-
Utilities	93,814	93,814	-	-
Corporate Bonds	1,558	-	-	1,558
Money Market Funds	138,066	138,066	-	-
Total Investments in Securities:	$ 1,933,734	$ 1,860,110	$ 58,838	$ 14,786
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,424
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,124
Cost of Purchases	4,238
Proceeds of Sales	(3,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 14,786
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 1,124

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,800) - See accompanying schedule: Unaffiliated issuers (cost $1,575,863)	$ 1,787,492
Fidelity Central Funds (cost $138,066)	138,066
Other affiliated issuers (cost $7,957)	8,176
Total Investments (cost $1,721,886)		$ 1,933,734
Receivable for investments sold		5,110
Receivable for fund shares sold		1,228
Dividends receivable		3,836
Interest receivable		68
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		1
Other receivables		30
Total assets		1,944,045

Liabilities
Payable for investments purchased	$ 1,399
Payable for fund shares redeemed	8,821
Accrued management fee	1,223
Other affiliated payables	345
Other payables and accrued expenses	120
Collateral on securities loaned, at value	35,971
Total liabilities		47,879

Net Assets		$ 1,896,166
Net Assets consist of:
Paid in capital		$ 1,575,667
Undistributed net investment income		6,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,923
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		211,738
Net Assets, for 62,907 shares outstanding		$ 1,896,166
Net Asset Value, offering price and redemption price per share ($1,896,166 ÷ 62,907 shares)		$ 30.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $161 earned from other affiliated issuers)		$ 16,793
Interest		31
Income from Fidelity Central Funds		211
Total income		17,035

Expenses
Management fee Basic fee	$ 5,877
Performance adjustment	1,640
Transfer agent fees	1,702
Accounting and security lending fees	301
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	34
Audit	42
Legal	3
Miscellaneous	11
Total expenses before reductions	9,643
Expense reductions	(60)	9,583
Net investment income (loss)		7,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,164
Foreign currency transactions	(7)
Total net realized gain (loss)		122,157
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $78)	(40,576)
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		(40,603)
Net gain (loss)		81,554
Net increase (decrease) in net assets resulting from operations		$ 89,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,452	$ 7,625
Net realized gain (loss)	122,157	283,901
Change in net unrealized appreciation (depreciation)	(40,603)	(127,231)
Net increase (decrease) in net assets resulting from operations	89,006	164,295
Distributions to shareholders from net investment income	(7,984)	(1,944)
Distributions to shareholders from net realized gain	(50,273)	(7,777)
Total distributions	(58,257)	(9,721)
Share transactions Proceeds from sales of shares	229,873	228,001
Reinvestment of distributions	55,359	9,248
Cost of shares redeemed	(199,566)	(394,035)
Net increase (decrease) in net assets resulting from share transactions	85,666	(156,786)
Total increase (decrease) in net assets	116,415	(2,212)

Net Assets
Beginning of period	1,779,751	1,781,963
End of period (including undistributed net investment income of $6,838 and undistributed net investment income of $7,370, respectively)	$ 1,896,166	$ 1,779,751
Other Information Shares
Sold	7,375	7,739
Issued in reinvestment of distributions	1,969	322
Redeemed	(6,498)	(13,138)
Net increase (decrease)	2,846	(5,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.63	$ 27.36	$ 23.58	$ 17.09	$ 33.53	$ 39.51
Income from Investment Operations
Net investment income (loss) D	.12	.12	.04	.09	.08	.03
Net realized and unrealized gain (loss)	1.36	2.30	3.86	6.51	(12.54)	4.78
Total from investment operations	1.48	2.42	3.90	6.60	(12.46)	4.81
Distributions from net investment income	(.13)	(.03)	(.09)	(.09)	(.02)	-
Distributions from net realized gain	(.84)	(.12)	(.03)	(.02)	(3.96)	(10.79)
Total distributions	(.97)	(.15)	(.12)	(.11)	(3.98)	(10.79)
Net asset value, end of period	$ 30.14	$ 29.63	$ 27.36	$ 23.58	$ 17.09	$ 33.53
Total Return B,C	5.24%	8.86%	16.58%	38.86%	(42.23)%	16.29%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.00%	1.04%	1.05%	1.10%	.94%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.04%	1.05%	1.10%	.94%
Expenses net of all reductions	.99% A	.99%	1.03%	1.03%	1.09%	.93%
Net investment income (loss)	.77% A	.41%	.16%	.44%	.31%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,896	$ 1,780	$ 1,782	$ 1,618	$ 1,167	$ 2,275
Portfolio turnover rate F	75% A	69%	72%	125%	92%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New Millennium Fund® (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 292,692
Gross unrealized depreciation	(85,860)
Net unrealized appreciation (depreciation) on securities and other investments	$ 206,832

Tax cost	$ 1,726,902

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $692,104 and $688,129, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,581. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $163, including $10 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NMF-USAN-0712
1.786815.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012